UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Marina Belaya, Esq. BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Form N-CSR Items — period ended 08/31/13

BofA Funds Series Trust

Item 1. Reports to Stockholders.

BofATM Funds

Annual Report

August 31, 2013

•  BofA California Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	18
Report of Independent Registered Public Accounting Firm	25
Federal Income Tax Information	26
Fund Governance	27
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA California Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

03/01/13 – 08/31/13 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.81	0.82	0.16
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,024.45	0.76	0.77	0.15
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.81	0.82	0.16
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.30	0.91	0.92	0.18
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.35	0.86	0.87	0.17
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.81	0.82	0.16
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.81	0.82	0.16

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA California Tax-Exempt Reserves

August 31, 2013

Municipal Bonds – 90.1%
	Par ($)	Value ($)
California – 77.5%
CA Barstow
Desert Visa Apartments, Series 1991, LOC: FHLB 0.070% 12/01/20 (09/04/13) (a)(b)	2,400,000	2,400,000
CA Corona
Country Hills Apartments, Series 1995 A, DPCE: FHLMC 0.070% 02/01/25 (09/05/13) (a)(b)	5,275,000	5,275,000
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC, Series 1999 A, DPCE: FNMA 0.070% 10/15/29 (09/05/13) (a)(b)	6,700,000	6,700,000
CA Deutsche Bank Spears/Lifers Trust
Alta Loma California, Series 2007, GTY AGMT: Deutsche Bank AG 0.140% 02/01/37 (09/05/13) (a)(b)	10,000,000	10,000,000
Chino Basin California Regional Financing Authority, Series 2008, GTY AGMT: Deutsche Bank AG 0.160% 04/01/48 (09/05/13) (a)(b)(c)	4,094,000	4,094,000
Imperial California Community College, Series 2007-444, Insured: FGIC, GTY AGMT: Deutsche Bank AG: LIQ FAC: Deutsche Bank AG 0.160% 08/01/32 (09/05/13) (a)(b)	90,000	90,000
Los Angeles County Housing Authority, Series 2011-1008, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG: 0.130% 10/01/31 (09/05/13) (a)(b)(c)	19,000,000	19,000,000
	Par ($)	Value ($)
CA East Bay Municipal Utility District
Series 2009 A1, 0.060% 06/01/26 (09/05/13) (b)(d)	4,000,000	4,000,000
CA Economic Development Financing Authority
Mid-Pacific Co., LLC, Vortech Engineering, Inc., Series 1997, AMT, LOC: Wells Fargo Bank N.A. 0.090% 09/01/22 (09/04/13) (a)(b)	1,415,000	1,415,000
CA Fresno
Multi-Family Housing, Wasatch Pool Holdings LLC, Stonepine Apartments, Series 2001 A, DPCE: FNMA 0.070% 02/15/31 (09/05/13) (a)(b)	4,965,000	4,965,000
CA Health Facilities Financing Authority
Stanford Hospital & Clinics, Series 2008 B2: 0.150% 11/15/45 (12/05/13) (b)(d)	8,850,000	8,850,000
0.160% 11/15/45 (01/07/14) (b)(d)	7,500,000	7,500,000
CA Indio Multi-Family Housing Revenue
Carreon Villa Apartments, Series 1996 A, DPCE: FNMA 0.070% 08/01/26 (09/05/13) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
Pacific Gas & Electric Co.: Series 2009 A, LOC: Mizuho Corporate Bank 0.040% 11/01/26 (09/03/13) (a)(b)	24,300,000	24,300,000
Series 2009 D, LOC: Wells Fargo Bank N.A. 0.030% 12/01/16 (09/03/13) (a)(b)	5,840,000	5,840,000
CA Irvine Ranch Water District
Series 2011 A-2, 0.060% 10/01/37 (09/05/13) (b)(d)	7,140,000	7,140,000
CA Los Angeles County, Capital Asset Leasing Corp.
0.110% 11/07/13	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

2

BofA California Tax-Exempt Reserves

August 31, 2013

	Par ($)	Value ($)
CA Los Angeles County
Series 1984 LIQ FAC: FHLMC 0.060% 07/01/14 (09/02/13) (a)(b)	100,000	100,000
Series 2013 B 2.000% 06/30/14	5,000,000	5,075,127
CA Los Angeles Department of Water & Power
Series 2013 LIQ FAC: Citibank N.A. 0.070% 01/01/21 (09/05/13) (a)(b)(c)	3,000,000	3,000,000
CA Manteca Financing Authority
Series 2003 B, Pre-refunded 12/01/13, 5.000% 12/01/33	1,400,000	1,416,172
CA Metropolitan Water District of Southern California
Series 2003 B1 Pre-refunded 10/01/13, 5.000% 10/01/36	4,855,000	4,874,080
Series 2011 A-1, 0.060% 07/01/36 (09/05/13) (b)(d)	2,500,000	2,500,000
Series 2011 A-3, 0.060% 07/01/36 (09/05/13) (b)(d)	2,500,000	2,500,000
CA Monterey Peninsula Water Management District
Wastewater Reclamation Project, Series 1992, LOC: Wells Fargo Bank N.A. 0.060% 07/01/22 (09/01/13) (a)(b)	2,192,000	2,192,000
CA Oceanside
Shadow Way Apartments LP, Series 2009, LOC: FHLMC 0.060% 03/01/49 (09/05/13) (a)(b)	1,375,000	1,375,000
CA Oxnard Housing Authority
Seawind Apartments Ltd., Series 1990 A, AMT, DPCE: FNMA 0.100% 12/01/20 (09/04/13) (a)(b)	2,325,000	2,325,000
	Par ($)	Value ($)
CA Pittsburg Public Financing Authority
Series 2008, LOC: Bank of the West 0.110% 06/01/35 (09/05/13) (a)(b)	3,085,000	3,085,000
CA Pittsburg Redevelopment Agency
Los Medanos Community, Series 2004 A, LOC: State Street Bank & Trust Co., LOC: California State Teachers Retirement System 0.050% 09/01/35 (09/03/13) (a)(b)	14,535,000	14,535,000
CA RBC Municipal Products, Inc. Trust
Kaiser Permanente, Series 2011 E-21, LOC: Royal Bank of Canada 0.100% 10/01/13 (09/05/13) (a)(b)	16,000,000	16,000,000
Los Angeles County, Series 2011 E-24, LOC: Royal Bank of Canada 0.050% 07/01/31 (09/05/13) (a)(b)(c)	25,000,000	25,000,000
CA San Diego County Regional Airport Authority
Series 2005, AMT, GTY AGMT: Deutsche Bank A.G., LIQ FAC: Deutsche Bank A.G. 0.160% 07/01/20 (09/05/13) (a)(b)	1,160,000	1,160,000
CA San Diego Unified School District
Series 2013 A1 2.000% 01/31/14	2,400,000	2,418,319
CA San Francisco City & County Redevelopment Agency
Hunters Point, Series 2005 A, LOC: JPMorgan Chase Bank 0.070% 08/01/36 (09/05/13) (a)(b)	3,600,000	3,600,000
CA San Francisco City & County
Certificates of Participation, Series 2007 1883, GTY AGMT: Wells Fargo Bank N.A. 0.100% 09/01/31 (09/05/13) (a)(b)	13,520,000	13,520,000

See Accompanying Notes to Financial Statements.

3

BofA California Tax-Exempt Reserves

August 31, 2013

	Par ($)	Value ($)
CA San Jose Financing Authority
Series 2008 C LOC: U.S. Bank N.A. 0.040% 06/01/27 (09/04/13) (a)(b)	1,000,000	1,000,000
CA San Jose Redevelopment Agency
0.170% 12/10/13	4,500,000	4,500,000
0.180% 12/10/13	10,400,000	10,400,000
CA San Mateo Joint Powers Financing Authority
Public Safety Project,
Series 2007 A, LOC: Wells Fargo Bank N.A. 0.060% 04/01/39 (09/05/13) (a)(b)	15,365,000	15,365,000
CA School Cash Reserve Program Authority
Series 2013 H 2.000% 06/02/14	7,650,000	7,752,982
Series 2013 Z, 2.000% 10/01/13	13,000,000	13,019,175
CA Statewide Communities Development Authority
0.230% 01/08/14	5,000,000	5,000,000
Birchcrest Preservation, Series 2001 S AMT, LOC: U.S. Bank N.A. 0.100% 08/01/32 (09/03/13) (a)(b)	955,000	955,000
Kaiser Permanente: Series 2009 B-3, 0.200% 02/07/14	1,500,000	1,500,000
Series 2009 B-4, 0.210% 05/02/14	6,900,000	6,900,000
Series 2009 D, 0.220% 12/10/13	4,000,000	4,000,000
Series K, 0.220% 10/03/13	14,200,000	14,200,000
Plan Nine Partners LLC, Series 2005 A, LOC: Union Bank of CA N.A. 0.090% 02/01/35 (09/05/13) (a)(b)	8,115,000	8,115,000
Series 2004 Pre-refunded 10/01/13, 5.000% 10/01/29	1,095,000	1,110,206

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
CA State
Series 2003 Pre-refunded 11/01/13: 5.125% 11/01/24	8,000,000	8,065,755
5.500% 11/01/33	6,735,000	6,794,600
Series 2005 A-2-1, LOC: Barclays Bank PLC 0.060% 05/01/40 (09/04/13) (a)(b)	9,500,000	9,500,000
Series 2013 A2 2.000% 06/23/14	10,000,000	10,142,761
CA University of California
Series 2011 AB 5.000% 05/15/14	2,000,000	2,066,735
California Total		357,281,912
New Jersey – 3.0%
NJ Economic Development Authority
LOC:BNP Paribas 0.250% 09/17/13	13,800,000	13,800,000
New Jersey Total		13,800,000
Puerto Rico – 9.6%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2008 627A, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.070% 08/01/54 (09/05/13) (a)(b)	150,000	150,000
PR Commonwealth of Puerto Rico RIB Floater Trust
Series 2013-18WE LOC: Barclays Bank PLC 0.110% 12/01/13 (09/05/13) (a)(b)(c)	15,000,000	15,000,000
Series 2013 8WE, LOC: Barclays Bank PLC 0.110% 09/30/14 (09/05/13) (a)(b)(c)	27,200,000	27,200,000
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46 LOC: Royal Bank of Canada 0.160% 09/01/15 (09/06/13) (a)(b)(c)	2,000,000	2,000,000
Puerto Rico Total		44,350,000
Total Municipal Bonds (cost of $415,431,912)		415,431,912

4

BofA California Tax-Exempt Reserves

August 31, 2013

Closed-End Investment Companies – 9.3%
	Par ($)	Value ($)
California – 9.3%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2010 3, LIQ FAC: Deutsche Bank AG 0.180% 03/01/40 (09/05/13) (a)(b)(c)	8,000,000	8,000,000
CA Nuveen Performance Plus Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.140% 12/01/40 (09/05/13) (a)(b)(c)	10,000,000	10,000,000
CA Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.140% 08/01/40 (09/05/13) (a)(b)(c)	10,000,000	10,000,000
CA Nuveen Select Quality Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.140% 08/01/40 (09/05/13) (a)(b)(c)	15,000,000	15,000,000
California Total		43,000,000
Total Closed-End Investment Companies (cost of $43,000,000)		43,000,000
Total Investments – 99.4% (cost of $458,431,912) (e)		458,431,912
Other Assets & Liabilities, Net – 0.6%		2,651,427
Net Assets – 100.0%		461,083,339

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2013.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, these securities, which are not illiquid, amounted to $138,294,000 or 30.0% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2013.

(e)  Cost for federal income tax purposes is $458,431,912.

The following table summarizes the inputs used, as of August 31, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$415,431,912	$—	$415,431,912
Total Closed-End Investment Companies	—	43,000,000	—	43,000,000
Total Investments	$—	$458,431,912	$—	$458,431,912

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2013, the asset allocation of the Fund is as follows:

% of
Asset Allocation	Net Assets
Municipal Bonds	90.1
Closed-End Investment Companies	9.3
99.4
Other Assets & Liabilities, Net	0.6
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA California Tax-Exempt Reserves
August 31, 2013

		($)
Assets	Investments, at amortized cost approximating value	458,431,912
	Cash	77,952
	Receivable for:
	Investments sold	2,000,007
	Interest	687,380
	Expense reimbursement due from investment advisor	24,138
	Prepaid expenses	5,934
	Total Assets	461,227,323
Liabilities	Payable for:
	Distributions	3
	Investment advisory fee	27,384
	Administration fee	6,900
	Pricing and bookkeeping fees	12,562
	Transfer agent fee	5,307
	Trustees' fees	11,224
	Audit fee	34,891
	Legal fee	29,414
	Custody fee	3,600
	Chief compliance officer expenses	1,389
	Other liabilities	11,310
	Total Liabilities	143,984
	Net Assets	461,083,339
Net Assets Consist of	Paid-in capital	461,823,682
	Undistributed net investment income	25,185
	Accumulated net realized loss	(765,528)
	Net Assets	461,083,339

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – BofA California Tax-Exempt Reserves
August 31, 2013 (continued)

		($)
Adviser Class Shares	Net assets	$13,082,643
	Shares outstanding	13,095,081
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$110,463,896
	Shares outstanding	110,570,273
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$11,928,989
	Shares outstanding	11,940,371
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$167,310
	Shares outstanding	167,469
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$2,870,108
	Shares outstanding	2,872,864
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$11,126
	Shares outstanding	11,136
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$322,559,267
	Shares outstanding	322,851,100
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA California Tax-Exempt Reserves
For the Year Ended August 31, 2013

		($)
Investment Income	Interest	874,036
Expenses	Investment advisory fee	710,534
	Administration fee	364,637
	Distribution fee:
	Daily Class Shares	50,109
	Investor Class Shares	4,010
	Service fee:
	Adviser Class Shares	54,846
	Daily Class Shares	35,792
	Investor Class Shares	10,025
	Liquidity Class Shares	18
	Shareholder administration fee:
	Institutional Class Shares	208
	Trust Class Shares	341,711
	Transfer agent fee	14,130
	Pricing and bookkeeping fees	119,028
	Trustees' fees	46,097
	Custody fee	13,677
	Legal fees	124,224
	Chief compliance officer expenses	7,859
	Other expenses	117,893
	Total Expenses	2,014,798
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(711,962)
	Fees waived by distributor:
	Adviser Class Shares	(51,494)
	Daily Class Shares	(84,259)
	Institutional Class Shares	(142)
	Investor Class Shares	(13,557)
	Liquidity Class Shares	(16)
	Trust Class Shares	(305,940)
	Expense reductions	(48)
	Net Expenses	847,380
	Net Investment Income	26,656
	Net realized gain on investments	4,724
	Net Increase Resulting from Operations	31,380

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA California Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2013 ($)	2012 ($)
Operations	Net investment income	26,656	27,159
	Net realized gain on investments	4,724	2,527
	Net increase resulting from operations	31,380	29,686
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(616)	(25,320)
	Capital Class Shares	(12,559)	(79,285)
	Daily Class Shares	(541)	(11,577)
	Institutional Class Shares	(29)	(28,963)
	Investor Class	(164)	(2,937)
	Liquidity Class Shares	—	(1)
	Trust Class Shares	(12,748)	(192,187)
	Total distributions to shareholders	(26,657)	(340,270)
	Net Capital Stock Transactions	(57,737,660)	(195,378,152)
	Total decrease in net assets	(57,732,937)	(195,688,736)
Net Assets	Beginning of period	518,816,276	714,505,012
	End of period	461,083,339	518,816,276
	Undistributed net investment income at end of period	25,185	25,186

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued)  – BofA California Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2013		2012
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	1,555	1,555	57,721	57,721
Distributions reinvested	31	31	15,569	15,569
Redemptions	(30,546,023)	(30,546,023)	(19,379,937)	(19,379,937)
Net decrease	(30,544,437)	(30,544,437)	(19,306,647)	(19,306,647)
Capital Class Shares
Subscriptions	329,250,527	329,250,527	222,598,992	222,598,992
Distributions reinvested	4,278	4,278	6,553	6,553
Redemptions	(294,730,651)	(294,730,651)	(263,810,459)	(263,810,459)
Net increase (decrease)	34,524,154	34,524,154	(41,204,914)	(41,204,914)
Daily Class Shares
Subscriptions	258	258	460,574	460,574
Redemptions	(5,159,897)	(5,159,897)	(18,933,195)	(18,933,195)
Net decrease	(5,159,639)	(5,159,639)	(18,472,621)	(18,472,621)
Institutional Class Shares
Subscriptions	10,015	10,015	29,282	29,282
Distributions reinvested	4	4	46	46
Redemptions	(529,603)	(529,603)	(109,860,589)	(109,860,589)
Net decrease	(519,584)	(519,584)	(109,831,261)	(109,831,261)
Investor Class Shares
Subscriptions	9,490,365	9,490,365	30,460,317	30,460,317
Distributions reinvested	53	53	1,847	1,847
Redemptions	(15,631,452)	(15,631,452)	(27,650,622)	(27,650,622)
Net increase (decrease)	(6,141,034)	(6,141,034)	2,811,542	2,811,542
Liquidity Class Shares
Subscriptions	10,000	10,000	—	—
Redemptions	—	—	(699,999)	(699,999)
Net increase (decrease)	10,000	10,000	(699,999)	(699,999)
Trust Class Shares
Subscriptions	634,486,412	634,486,412	641,315,221	641,315,221
Distributions reinvested	230	230	3,055	3,055
Redemptions	(684,393,762)	(684,393,762)	(649,992,528)	(649,992,528)
Net decrease	(49,907,120)	(49,907,120)	(8,674,252)	(8,674,252)

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2013		2012	2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	—	(d)	—	(e)	0.0076
Net realized gain on investments	—	(d)	—	—		—		—
Total from investment operations	—	(d)	—	—	(d)	—	(e)	0.0076
Less Distributions to Shareholders:
From net investment income	—	(d)	— (d)	—	(d)	—	(e)	(0.0076)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.05%	0.03%		0.00	%(h)	0.76%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.19%		0.23%	0.32%		0.35%		0.48%
Waiver/Reimbursement	0.38%		0.34%	0.23%		0.18%		0.06%
Net investment income (i)	—	%(h)	—	—	%(h)	—	%(h)	0.88%
Net assets, end of period (000s)	$13,083		$43,603	$62,936		$217,843		$309,195

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2013		2012	2011 (a)	2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	— (d)	0.001	0.0014	0.0100
Net realized gain on investments	—	(d)	—	—	—	—
Total from investment operations	—	(d)	— (d)	0.001	0.0014	0.0100
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.001)	(0.0014)	(0.0100)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.01%		0.08%	0.14%	0.14%	1.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.17%		0.20%	0.20%	0.20%	0.24%
Waiver/Reimbursement	0.15%		0.12%	0.10%	0.08%	0.05%
Net investment income (g)	0.01%		0.03%	0.11%	0.14%	1.13%
Net assets, end of period (000s)	$110,464		$75,981	$117,232	$193,989	$366,450

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2013		2012	2011 (a)		2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	—	(d)	—	0.0054
Net realized gain on investments	—	(d)	—	—		—	—
Total from investment operations	—	(d)	—	—	(d)	—	0.0054
Less Distributions to Shareholders:
From net investment income	—	(d)	— (d)	—	(d)	—	(0.0054)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.05%	0.03%		0.00%	0.54%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.18%		0.23%	0.32%		0.35%	0.73%
Waiver/Reimbursement	0.74%		0.69%	0.58%		0.53%	0.16%
Net investment income (h)	—	%(g)	—	—	%(g)	—	0.62%
Net assets, end of period (000s)	$11,929		$17,086	$35,567		$273,194	$1,045,609

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2013		2012		2011 (a)	2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	0.001	0.0010	0.0096
Net realized gain on investments	—	(d)	—		—	—	—
Total from investment operations	—	(d)	—	(d)	0.001	0.0010	0.0096
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)		(0.001)	(0.0010)	(0.0096)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.05%		0.11%	0.10%	0.96%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.19%		0.22%		0.23%	0.24%	0.28%
Waiver/Reimbursement	0.17%		0.13%		0.11%	0.08%	0.05%
Net investment income (h)	0.01%		—	%(g)	0.08%	0.10%	1.04%
Net assets, end of period (000s)	$167		$686		$110,499	$265,338	$447,721

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2013		2012	2011 (a)		2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	—	(d)	—	0.0068
Net realized gain on investments	—	(d)	—	—		—	—
Total from investment operations	—	(d)	—	—	(d)	—	0.0068
Less Distributions to Shareholders:
From net investment income	—	(d)	— (d)	—	(d)	—	(0.0068)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.05%	0.03%		0.00%	0.68%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.19%		0.22%	0.30%		0.35%	0.56%
Waiver/Reimbursement	0.48%		0.44%	0.35%		0.28%	0.08%
Net investment income (h)	—	%(g)	—	—	%(g)	—	0.77%
Net assets, end of period (000s)	$2,870		$9,007	$6,201		$5,178	$188,904

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2013		2012	2011 (a)		2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	—	(d)	0.0002	0.0085
Net realized gain on investments	—	(d)	—	—		—	—
Total from investment operations	—	(d)	—	—	(d)	0.0002	0.0085
Less Distributions to Shareholders:
From net investment income	—	(d)	— (d)	—	(d)	(0.0002)	(0.0085)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.04%	0.03%		0.01%	0.85	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.19%		0.21%	0.28%		0.33%	0.39%
Waiver/Reimbursement	0.38%		0.35%	0.27%		0.20%	0.15%
Net investment income (i)	—	%(g)	—	—	%(g)	0.02%	1.79	%(h)
Net assets, end of period (000s)	$11		$1	$701		$1	$478

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2013		2012		2011(a)	2010(b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	0.001	0.0005	0.0090
Net realized gain on investments	—	(d)	—		—	—	—
Total from investment operations	—	(d)	—	(d)	0.001	0.0005	0.0090
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.001)	(0.0005)	(0.0090)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.05%		0.06%	0.05%	0.90%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.18%		0.22%		0.28%	0.30%	0.34%
Waiver/Reimbursement	0.24%		0.19%		0.12%	0.08%	0.05%
Net investment income (h)	—	%(g)	—	%(g)	0.02%	0.05%	0.96%
Net assets, end of period (000s)	$322,559		$372,451		$381,369	$311,692	$585,899

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – BofA California Tax-Exempt Reserves
August 31, 2013

Note 1. Organization

BofA California Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

18

BofA California Tax-Exempt Reserves, August 31, 2013

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2013 and August 31, 2012, were as follows:

	August 31,
Distributions paid from	2013	2012
Tax-Exempt Income	$26,628	$337,696
Ordinary Income*	29	2,574

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$25,188	$—	$—

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2013, post-October capital losses of $849

19

BofA California Tax-Exempt Reserves, August 31, 2013

attributed to security transactions were deferred to September 1, 2013.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act (December 22, 2010) be fully used before capital loss carry forwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

As of August 31, 2013, the Fund had pre-Act capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2018	$764,679

Capital loss carry forwards of $5,573 were utilized by the Fund during the year ended August 31, 2013.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2013. There is no guarantee that this expense limitation will continue after such date.

For the year ended August 31, 2013, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

20

BofA California Tax-Exempt Reserves, August 31, 2013

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum initial investment requirements applicable to the account holder to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2013, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to selling agents for sales support services.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate servicing agents for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2013 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or

21

BofA California Tax-Exempt Reserves, August 31, 2013

amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2013, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

The Advisor is entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

At August 31, 2013, the amounts potentially recoverable by the Advisor pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2016	2015	2014	recovery	ended 08/31/13
$587,907	$674,674	$898,417	$2,160,998	$—

22

BofA California Tax-Exempt Reserves, August 31, 2013

Fees Paid to Officers and Trustees

All officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations.

Note 5. Custody Credits

Prior to January 1, 2013, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2013, these custody credits reduced total expenses by $48 for the Fund.

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2013, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to, the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders.

Non-Diversification Risk

The Fund is non-diversified, which generally means that it may invest a greater percentage of the total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the value of shares of the Fund more than it would affect the value of shares of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund invests primarily in debt obligations issued by the State of California, and its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may be located outside of California. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are

23

BofA California Tax-Exempt Reserves, August 31, 2013

municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

24

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA California Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA California Tax-Exempt Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2013

25

Federal Income Tax Information (Unaudited) — BofA California Tax-Exempt Reserves

For the fiscal year ended August 31, 2013, 99.89% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

26

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (10 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2013; Independent consultant to financial firms since 1995. Oversees 11 Funds.

George J. Gorman (Born 1952)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	George J. Gorman LLC (consulting firm), since December 2010; Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (9 funds).
William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; President and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010. Oversees 11 Funds. Columbia Funds (130 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (130 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005). Oversees 11 Funds.

27

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2010; Consultant—MBIA, since March 2008. Oversees 11 Funds. Korn/Ferry International (recruiting); Board Member—PartnerRE (reinsurance), since June 2013.

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.

28

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

Michelle H. Rhee (Born 1966)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2013)	Associate General Counsel, Bank of America since March 2004.
Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2013)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

29

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Important Information About This Report

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors:
800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA California Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA California Tax-Exempt Reserves

Annual Report, August 31, 2013

© 2013 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-CATE-42-294603-1013

BofATM Funds

Annual Report

August 31, 2013

•  BofA Cash Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	27
Report of Independent Registered Public Accounting Firm	34
Federal Income Tax Information	35
Fund Governance	36
Important Information About This Report	41

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Cash Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

03/01/13 – 08/31/13 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	1.26	1.28	0.25
Capital Class Shares	1,000.00	1,000.00	1,000.30	1,024.20	1.01	1.02	0.20
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	1.26	1.28	0.25
Institutional Capital Shares	1,000.00	1,000.00	1,000.30	1,024.20	1.01	1.02	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,024.00	1.21	1.22	0.24
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	1.26	1.28	0.25
Investor II Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	1.26	1.28	0.25
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	1.26	1.28	0.25
Marsico Shares	1,000.00	1,000.00	1,000.00	1,023.95	1.26	1.28	0.25
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	1.26	1.28	0.25

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Cash Reserves

August 31, 2013

Commercial Paper – 28.4%
	Par ($)	Value ($)
ASB Finance Ltd.
0.235% 12/02/13 (a)(b)	44,175,000	44,148,471
0.240% 09/12/13 (a)(b)	20,220,000	20,218,517
0.250% 10/22/13 (a)(b)	66,500,000	66,476,448
0.260% 10/03/13 (a)(b)	34,709,000	34,700,978
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.230% 10/15/13	4,136,000	4,134,837
0.240% 10/07/13	895,000	894,785
0.250% 11/01/13	2,830,000	2,828,801
0.250% 11/07/13	1,415,000	1,414,342
Barclays Bank PLC
0.230% 09/10/13 (a)(b)	100,000,000	99,994,250
0.250% 10/07/13 (a)(b)	163,000,000	162,959,250
BPCE SA
0.230% 09/03/13 (a)(b)	6,595,000	6,594,916
0.250% 09/03/13 (a)(b)	13,610,000	13,609,811
Caisse d'Amortissement de la Dette Sociale
0.280% 10/22/13 (a)(b)	40,000,000	39,984,133
0.280% 12/12/13 (a)(b)	100,000,000	99,920,667
0.290% 09/05/13 (a)(b)	100,000,000	99,996,778
0.290% 09/09/13 (a)(b)	100,000,000	99,993,556
0.300% 10/22/13 (a)(b)	50,000,000	49,978,750
0.300% 11/04/13 (a)(b)	50,000,000	49,973,333
Caisse des Depots et Consignations
0.240% 10/25/13 (a)(b)	27,051,000	27,041,262
0.250% 09/27/13 (a)(b)	38,635,000	38,628,024
Dexia Credit Local
0.340% 12/02/13 (a)	40,238,000	40,203,038
0.340% 12/05/13 (a)	75,000,000	74,932,708
0.340% 12/12/13 (a)	57,391,000	57,335,713
0.350% 11/27/13 (a)	114,560,000	114,463,101
0.350% 12/02/13 (a)	68,735,000	68,673,520
0.350% 12/05/13 (a)	53,000,000	52,951,049
0.400% 02/14/14 (a)	20,000,000	19,963,111
0.410% 02/10/14 (a)	27,000,000	26,950,185
DNB NOR Bank ASA
0.240% 11/18/13 (a)(b)	100,000,000	99,948,000
0.240% 11/25/13 (a)(b)	75,000,000	74,957,500
0.250% 11/26/13 (a)(b)	18,000,000	17,989,250
0.260% 03/03/14 (a)(b)	45,750,000	45,689,534
0.260% 03/10/14 (a)(b)	13,000,000	12,982,161
0.265% 01/14/14 (a)(b)	18,000,000	17,982,113
0.422% 09/20/13 (b)	6,100,000	6,100,578
Erste Abwicklungsanstalt
0.240% 12/02/13 (a)(b)	7,005,000	7,000,704

	Par ($)	Value ($)
General Electric Capital Corp.
0.230% 12/02/13 (a)	100,000,000	99,941,222
Nationwide Building Society
0.240% 09/25/13 (a)(b)	29,735,000	29,730,242
0.250% 09/26/13 (a)(b)	13,030,000	13,027,738
Nordea Bank AB
0.240% 11/18/13 (a)(b)	73,000,000	72,962,040
Rabobank USA Financial Co.
0.270% 12/27/13 (a)	1,420,000	1,418,754
0.270% 12/30/13 (a)	10,890,000	10,880,199
Skandinaviska Enskilda Banken AB
0.260% 01/17/14 (a)(b)	24,845,000	24,820,238
Swedbank AB
0.210% 09/04/13 (a)	43,530,000	43,529,238
0.225% 11/01/13 (a)	20,000,000	19,992,375
0.230% 12/04/13 (a)	41,630,000	41,604,999
0.260% 12/16/13 (a)	25,000,000	24,980,861
Toyota Financial Services de Puerto Rico, Inc.
0.250% 12/16/13 (a)	39,275,000	39,246,089
Toyota Motor Credit Corp.
0.230% 12/12/13 (a)	20,000,000	19,986,967
0.240% 12/26/13 (a)	50,000,000	49,961,333
0.240% 12/27/13 (a)	100,000,000	99,922,000
0.240% 01/03/14 (a)	30,000,000	29,975,200
0.240% 02/10/14 (a)	35,000,000	34,962,200
0.250% 12/19/13 (a)	19,740,000	19,725,058
0.250% 12/30/13 (a)	25,000,000	24,979,167
0.250% 03/03/14 (a)	81,850,000	81,745,982
Westpac Securities NZ Ltd.
0.250% 01/02/14 (a)(b)	62,362,000	62,308,732
Total Commercial Paper (cost of $2,547,314,808)		2,547,314,808
Certificates of Deposit – 18.7%
Bank of Nova Scotia
0.686% 10/18/13 (c)	5,375,000	5,378,122
Bank of Nova Scotia Houston
0.523% 01/03/14 (10/03/13) (c)(d)	1,693,000	1,694,570
Bank of Tokyo-Mitsubishi UFJ/NY
0.160% 09/06/13	285,600,000	285,600,000
Credit Industriel et Commercial New York
0.240% 10/08/13	30,000,000	30,000,000
0.245% 10/17/13	37,000,000	37,000,236
0.250% 10/03/13	94,300,000	94,300,000
0.270% 12/02/13	118,000,000	118,003,013

See Accompanying Notes to Financial Statements.

2

BofA Cash Reserves

August 31, 2013

Certificates of Deposit (continued)
	Par ($)	Value ($)
Credit Suisse NY
0.290% 11/05/13	90,000,000	90,000,000
0.290% 11/06/13	43,000,000	43,000,000
0.290% 11/12/13	25,000,000	25,000,000
0.330% 01/03/14	80,600,000	80,600,000
Mizuho Corporate Bank/NY
0.270% 09/30/13	1,000,000	1,000,016
Nordea Bank Finland/NY
0.240% 02/24/14	90,000,000	90,000,000
0.250% 01/02/14	24,975,000	24,974,999
0.250% 01/06/14	79,190,000	79,189,994
0.250% 01/07/14	49,515,000	49,515,000
0.250% 01/16/14	37,465,000	37,465,000
0.250% 01/30/14	40,754,000	40,753,998
0.250% 02/05/14	25,000,000	25,000,000
Rabobank Nederland NV of NY
0.405% 01/08/14	945,000	945,319
Skandinaviska Enskilda Banken/NY
0.290% 11/20/13	6,865,000	6,865,760
Sumitomo Mitsui Banking Corp./NY
0.220% 10/17/13	3,100,000	3,100,000
0.230% 11/12/13	50,000,000	50,000,000
0.230% 11/18/13	36,000,000	36,000,000
0.240% 09/18/13	17,000,000	17,000,000
0.240% 10/03/13	78,000,000	78,001,382
0.240% 11/06/13	50,000,000	50,000,000
0.240% 11/08/13	50,000,000	50,000,000
Svenska Handelsbanken/NY
0.245% 02/26/14	20,000,000	20,000,494
0.255% 09/16/13	51,400,000	51,400,000
Toronto-Dominion Bank/NY
0.240% 01/21/14	80,900,000	80,900,000
0.260% 01/06/14	64,898,000	64,900,056
UBS AG Stamford CT
0.700% 09/26/13	8,930,000	8,932,968
Total Certificates of Deposit (cost of $1,676,520,927)		1,676,520,927
Asset-Backed Commercial Paper – 14.8%
Aspen Funding Corp.
0.240% 11/12/13 (a)(b)	25,019,000	25,006,991
Cancara Asset Securities LLC
0.160% 09/03/13 (a)(b)	30,747,000	30,746,727
Chariot Funding LLC
0.240% 12/12/13 (a)(b)	20,098,000	20,084,333
0.240% 12/16/13 (a)(b)	38,275,000	38,247,952

	Par ($)	Value ($)
FCAR Owner Trust
0.260% 12/16/13 (a)	33,690,000	33,664,208
0.260% 02/07/14 (a)	26,477,000	26,446,596
0.270% 02/03/14 (a)	9,540,000	9,528,910
0.280% 10/04/13 (a)	42,551,000	42,540,079
0.280% 12/11/13 (a)	11,260,000	11,251,155
0.290% 11/15/13 (a)	77,070,000	77,023,437
Gemini Securitization Corp. LLC
0.230% 09/03/13 (a)(b)	49,545,000	49,544,367
0.230% 09/04/13 (a)(b)	21,720,000	21,719,584
0.230% 09/05/13 (a)(b)	10,218,000	10,217,739
0.230% 09/09/13 (a)(b)	46,810,000	46,807,607
0.230% 09/10/13 (a)(b)	9,010,000	9,009,482
0.230% 09/12/13 (a)(b)	53,552,000	53,548,236
0.230% 10/08/13 (a)(b)	48,495,000	48,483,536
0.230% 10/15/13 (a)(b)	63,625,000	63,607,114
0.230% 10/28/13 (a)(b)	25,500,000	25,490,714
Jupiter Securitization Co. LLC
0.240% 12/09/13 (a)(b)	8,680,000	8,674,271
0.240% 12/12/13 (a)(b)	10,049,000	10,042,167
0.240% 12/17/13 (a)(b)	75,312,000	75,258,277
0.240% 01/07/14 (a)(b)	20,365,000	20,347,622
Kells Funding LLC
0.240% 12/02/13 (a)(b)	15,370,000	15,360,573
0.266% 11/04/13 (09/04/13) (b)(c)(d)	14,995,000	14,995,431
0.270% 11/01/13 (a)(b)	37,420,000	37,402,880
0.270% 01/02/14 (a)(b)	96,635,000	96,545,854
0.280% 02/19/14 (a)(b)	25,000,000	24,966,750
Manhattan Asset Funding Co. LLC
0.170% 09/05/13 (a)(b)	15,000,000	14,999,717
Old Line Funding LLC
0.240% 11/27/13 (a)(b)	45,535,000	45,508,590
0.240% 12/20/13 (a)(b)	62,125,000	62,079,442
0.240% 01/07/14 (a)(b)	24,700,000	24,678,923
Regency Markets No. 1 LLC
0.140% 09/06/13 (a)(b)	166,240,000	166,236,768
Thunder Bay Funding LLC
0.240% 12/13/13 (a)(b)	41,740,000	41,711,338
0.240% 03/03/14 (a)(b)	10,000,000	9,987,933
Victory Receivables Corp.
0.160% 09/03/13 (a)(b)	21,422,000	21,421,810
Total Asset-Backed Commercial Paper (cost of $1,333,187,113)		1,333,187,113

See Accompanying Notes to Financial Statements.

3

BofA Cash Reserves

August 31, 2013

Time Deposits – 7.3%
	Par ($)	Value ($)
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.070% 09/03/13	120,000,000	120,000,000
Citibank N.A.
0.090% 09/03/13	321,569,000	321,569,000
Natixis Paris Time Deposit
0.100% 09/03/13	125,000,000	125,000,000
US Bank Grand Cayman Time Deposit
0.100% 09/03/13	90,090,000	90,090,000
Total Time Deposits (cost of $656,659,000)		656,659,000
Municipal Bonds (d)(e) – 3.5%
Colorado – 0.5%
CO Housing & Finance Authority
Multi-Family:
Series 2003 A-1, SPA: FHLB 0.150% 10/01/33 (09/04/13)	9,805,000	9,805,000
Series 2003 A-2, SPA: FHLB 0.150% 10/01/33 (09/04/13)	1,390,000	1,390,000
Series 2004 A1, SPA: FHLB 0.100% 10/01/34 (09/04/13)	17,840,000	17,840,000
Series 2008 A1, SPA: FHLB 0.120% 04/01/29 (09/11/13)	1,855,000	1,855,000
Series 2008 C1, SPA: FHLB 0.120% 10/01/38 (09/04/13)	7,010,000	7,010,000
Series 2005 B-1,
SPA: FHLB 0.120% 04/01/40 (09/04/13)	5,655,000	5,655,000
Series 2006 CL1,
SPA: FHLB 0.200% 11/01/36 (09/04/13)	365,000	365,000
Single Family,
Series 2002 A-1, SPA: FHLB
0.210% 11/01/13 (09/04/13)	1,095,000	1,095,000

	Par ($)	Value ($)
CO Sheridan Redevelopment Agency
South Santa,
Series 2011, LOC: JPMorgan Chase Bank 0.300% 12/01/29 (09/05/13)	1,600,000	1,600,000
Colorado Total		46,615,000
Florida – 0.2%
FL Miami-Dade County Industrial Development Authority
South Florida Stadium,
Miami Stadium Project, Series 2007, LOC: TD Bank N.A. 0.140% 07/01/37 (09/05/13)	19,500,000	19,500,000
Florida Total		19,500,000
Iowa – 0.1%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB 0.090% 07/01/34 (09/05/13)	6,070,000	6,070,000
Series 2007 G,
SPA: FHLB 0.120% 01/01/38 (09/05/13)	1,625,000	1,625,000
Series 2009 G,
SPA: FHLB 0.120% 01/01/39 (09/05/13)	1,325,000	1,325,000
Iowa Total		9,020,000
Maryland – 0.0%
MD Easton
William Hill Manor, Inc.,
Series 2009 B, LOC: Branch Banking & Trust 0.230% 01/01/26 (09/05/13)	2,700,000	2,700,000
Maryland Total		2,700,000
See Accompanying Notes to Financial Statements.

4

BofA Cash Reserves

August 31, 2013

Municipal Bonds (d)(e) (continued)
	Par ($)	Value ($)
Massachusetts – 0.1%
MA Simmons College
Series 2008,
LOC: TD Bank N.A. 0.160% 10/01/22 (09/05/13)	6,290,000	6,290,000
Massachusetts Total		6,290,000
Minnesota – 0.3%
MN Montrose
Lyman Lumber Co.,
Series 2001, LOC: U.S. Bank N.A. 0.110% 05/01/26 (09/05/13)	1,170,000	1,170,000
MN Office of Higher Education
Supplies for Students,
Series 2008 A, LOC: U.S. Bank N.A. 0.170% 12/01/43 (09/05/13)	22,395,000	22,395,000
Minnesota Total		23,565,000
New Hampshire – 0.1%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2007 C, SPA: JPMorgan Chase Bank 0.100% 06/01/41 (09/04/13)	11,635,000	11,635,000
New Hampshire Total		11,635,000
New York – 0.2%
NY Housing Finance Agency
Broadway,
Series 2011 B, LOC: Wells Fargo Bank N.A. 0.110% 05/01/44 (09/04/13)	5,485,000	5,485,000
NY New York City
Series 2011 D-3,
LOC: Bank of New York 0.040% 10/01/39 (09/03/13)	16,715,000	16,715,000
New York Total		22,200,000

	Par ($)	Value ($)
North Carolina – 0.1%
NC Catawba
Catawba Medical Center,
Series 2009, LOC: Branch Banking & Trust 0.220% 10/01/34 (09/05/13)	5,350,000	5,350,000
North Carolina Total		5,350,000
Oregon – 0.4%
OR Housing & Community Services Department
Series 2006 C, AMT,
SPA: State Street Bank & Trust Co. 0.090% 07/01/36 (09/05/13)	5,000,000	5,000,000
Single Family:
Series 2005 C, AMT, SPA: State Street Bank & Trust Co. 0.090% 07/01/35 (09/04/13)	10,500,000	10,500,000
Series 2006 F, AMT, SPA: State Street Bank & Trust Co. 0.050% 07/01/37 (09/05/13)	20,000,000	20,000,000
Oregon Total		35,500,000
Texas – 1.2%
TX State
Small Business,
Series 2005 B, SPA: National Australia Bank 0.100% 06/01/45 (09/05/13)	3,025,000	3,025,000
Veterans Assistance,
Series 2004 I, SPA: JPMorgan Chase Bank 0.110% 12/01/24 (09/04/13)	7,700,000	7,700,000
Veterans Housing:
Series 1997 B-2, LIQ FAC: State Street Bank & Trust Co. 0.110% 12/01/29 (09/04/13)	5,000,000	5,000,000
Series 2004, SPA: JPMorgan Chase Bank 0.110% 06/01/20 (09/04/13)	3,750,000	3,750,000

See Accompanying Notes to Financial Statements.

5

BofA Cash Reserves

August 31, 2013

Municipal Bonds (d)(e) (continued)
	Par ($)	Value ($)
Series 2006 B, LIQ FAC: Landesbank Hessen-Thüringen 0.150% 12/01/26 (09/04/13)	8,390,000	8,390,000
Series 2009, SPA: JPMorgan Chase & Co. 0.110% 06/01/31 (09/04/13)	8,960,000	8,960,000
Veterans Land:
Series 2004, SPA: State Street Bank & Trust Co. 0.110% 12/01/24 (09/03/13)	2,045,000	2,045,000
Series 2011 A, SPA: JPMorgan Chase Bank
0.060% 06/01/41 (09/04/13)	64,910,000	64,910,000
Texas Total		103,780,000
Washington – 0.0%
WA Housing Finance Commission
Spokane United Methodist Homes,
Rockwood Programs, Series 1999 B, LOC: Wells Fargo Bank N.A. 0.160% 01/01/30 (09/05/13)	2,485,000	2,485,000
Washington Total		2,485,000
Wisconsin – 0.3%
WI Health & Educational Facilities Authority
Wheaton Franciscan Services,
Series 2007, LOC: PNC Bank N.A. 0.060% 08/15/36 (09/04/13)	24,640,000	24,640,000
Wisconsin Total		24,640,000
Total Municipal Bonds (cost of $313,280,000)		313,280,000
Government & Agency Obligations – 3.0%
U.S. Government Agencies – 3.0%
Federal Farm Credit Bank
0.230% 04/01/15 (10/01/13) (c)(d)	8,065,000	8,065,000
0.250% 10/20/14 (10/20/13) (c)(d)	42,197,000	42,197,000
2.625% 04/17/14	13,440,000	13,650,240

	Par ($)	Value ($)
Federal Home Loan Bank
0.300% 11/22/13	4,855,000	4,856,168
0.300% 11/25/13	3,370,000	3,370,840
0.300% 12/06/13	10,680,000	10,683,013
4.875% 11/27/13	9,700,000	9,808,031
Federal Home Loan Mortgage Corp.
0.375% 11/27/13 (f)	6,215,000	6,217,696
0.380% 11/18/13 (09/03/13) (c)(d)	84,735,000	84,731,342
Federal National Mortgage Association
0.164% 06/20/14 (09/20/13) (c)(d)	50,695,000	50,686,796
0.310% 01/27/14 (09/03/13) (c)(d)	15,000,000	14,999,382
0.320% 10/17/13 (09/03/13) (c)(d)	21,000,000	20,999,462
U.S. Government Agencies Total		270,264,970
Total Government & Agency Obligations (cost of $270,264,970)		270,264,970
Corporate Bonds – 1.7%
Bank of Nova Scotia
2.375% 12/17/13	19,806,000	19,926,167
Credit Suisse First Boston
5.125% 01/15/14	2,560,000	2,604,380
Credit Suisse Securities USA LLC
2.200% 01/14/14	14,905,000	15,001,742
General Electric Capital Corp.
0.766% 10/25/13 (c)	15,000,000	15,012,085
1.875% 09/16/13	2,102,000	2,103,367
2.100% 01/07/14	8,144,000	8,195,142
HSBC Bank PLC
1.068% 01/17/14 (10/17/13) (b)(c)(d)	9,910,000	9,941,638
2.000% 01/19/14 (b)	21,113,000	21,251,454
Kreditanstalt fuer Wiederaufbau
0.211% 02/28/14	8,745,000	8,741,796
New York Life Global Funding
1.850% 12/13/13 (b)	5,460,000	5,483,661
Nordea Bank AB
1.750% 10/04/13 (b)	9,493,000	9,505,676
Rabobank Nederland
1.850% 01/10/14	32,273,000	32,449,385
Total Corporate Bonds (cost of $150,216,493)		150,216,493

See Accompanying Notes to Financial Statements.

6

BofA Cash Reserves

August 31, 2013

Repurchase Agreements – 21.7%
	Par ($)	Value ($)
Repurchase agreement with ABN Amro, Inc., dated 08/30/13, due 09/03/13 at 0.160%, collateralized by U.S. Government Agency obligations and U.S. Treasury obligations with various maturities to 01/01/43, market value $50,863,271 (repurchase proceeds $49,865,886)	49,865,000	49,865,000
Repurchase agreement with ABN Amro, Inc., dated 08/30/13, due 09/03/13 at 0.260%, collateralized by common stocks, market value $136,570,405 (repurchase proceeds $124,663,601)	124,660,000	124,660,000
Repurchase agreement with BNP Paribas, dated 08/01/13, at 0.170%, collateralized by corporate bonds with various maturities to 08/01/23, market value $96,669,012 (c)(g)(h)	92,050,000	92,050,000
Repurchase agreement with BNP Paribas, dated 08/01/13, at 0.260%, collateralized by common stocks, preferred stocks and exchange-traded funds, market value $54,792,557 (c)(g)(h)	49,865,000	49,865,000
Repurchase agreement with BNP Paribas, dated 08/01/13, at 0.310%, collateralized by common stocks and corporate bonds with various maturities to 3/15/37, market value $131,671,848 (c)(g)(h)	119,665,000	119,665,000
Repurchase agreement with Credit Suisse First Boston, dated 08/30/13, due 09/03/13 at 0.180%, collateralized by corporate bonds with various maturities to 06/15/23, market value $78,535,760 (repurchase proceeds $74,796,496)	74,795,000	74,795,000

	Par ($)	Value ($)
Repurchase agreement with Credit Suisse First Boston, dated 08/30/13, due 09/03/13 at 0.230%, collateralized by common stocks, market value $52,926,314 (repurchase proceeds $49,866,274)	49,865,000	49,865,000
Repurchase agreement with Credit Suisse First Boston, dated 08/30/13, due 09/30/13 at 0.340%, collateralized by common stocks, market value $64,070,525 (repurchase proceeds $60,017,567) (h)	60,000,000	60,000,000
Repurchase agreement with Deutsche Bank Securities, dated 08/30/13, due 09/03/13 at 0.280%, collateralized by common stocks and preferred stocks, market value $54,440,699 (repurchase proceeds $49,866,551)	49,865,000	49,865,000
Repurchase agreement with Deutsche Bank, dated 08/30/13, due 09/03/13 at 0.070%, collateralized by U.S. Government Agency obligations with a maturity of 11/01/30, market value $10,200,079 (repurchase proceeds $10,000,078)	10,000,000	10,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 08/30/13, due 09/03/13 at 0.180%, collateralized by corporate bonds with various maturities to 03/01/23, market value $36,402,875 (repurchase proceeds $34,665,693)	34,665,000	34,665,000

See Accompanying Notes to Financial Statements.

7

BofA Cash Reserves

August 31, 2013

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with J.P. Morgan Securities, dated 08/05/13, due 11/05/13 at 0.520%, collaterized by corporate bonds with various maturities to 01/06/38, market value $22,434,756 (repurchase proceeds $20,411,088)	20,384,000	20,384,000
Repurchase agreement with J.P. Morgan Securities, dated 08/15/13, due 11/20/13 at 0.410%, collaterized by common stocks, market value $16,597,595 (repurchase proceeds $15,627,245)	15,610,000	15,610,000
Repurchase agreement with J.P. Morgan Securities, dated 08/30/13, due 10/15/13 at 0.443%, collaterized by common stocks, market value $86,801,411 (repurchase proceeds $80,045,284) (h)	80,000,000	80,000,000
Repurchase agreement with J.P. Morgan Securities, dated 08/30/13, due 10/15/13 at 0.550%, collaterized by corporate bonds with various maturities to 11/15/40, market value $81,301,298 (repurchase proceeds $73,951,935) (h)	73,900,000	73,900,000
Repurchase agreement with J.P. Morgan Securities, dated 6/13/13, due 09/12/13 at 0.520%, collaterized by corporate bonds with various maturities to 09/15/15, market value $25,583,973 (repurchase proceeds $23,258,532)	23,228,000	23,228,000
Repurchase agreement with J.P. Morgan Securities, dated 6/24/13, due 09/23/13 at 0.530%, collaterized by corporate bonds with various maturities to 06/15/17, market value $27,531,076 (repurchase proceeds $25,033,493)	25,000,000	25,000,000

	Par ($)	Value ($)
Repurchase agreement with J.P. Morgan Securities, dated 7/03/13, due 10/01/13 at 0.520%, collaterized by corporate bonds with various maturities to 01/06/38, market value $30,830,988 (repurchase proceeds $28,036,400)	28,000,000	28,000,000
Repurchase agreement with J.P. Morgan Securities, dated 8/15/13, due 11/13/13 at 0.410%, collaterized by common stocks, market value $16,557,708 (repurchase proceeds $15,626,000)	15,610,000	15,610,000
Repurchase agreement with Mitsubishi, dated 8/30/13, due 09/03/13 at 0.170%, collaterized by corporate bonds with various maturities to 06/15/23, market value $26,176,995 (repurchase proceeds $24,930,471)	24,930,000	24,930,000
Repurchase agreement with Mizuho Securities USA, Inc., dated 08/01/13, at 0.190%, collateralized by corporate bonds, U.S. Treasury and U.S. Government Agency obligations with various maturities to 08/15/40, market value $396,806,000 (c)(g)(h)	385,840,000	385,840,000
Repurchase agreement with Royal Bank of Canada, dated 08/27/13, due 09/03/13 at 0.140%, collateralized by corporate bonds with various maturities to 04/15/23, market value $105,890,133 (repurchase proceeds $100,847,745)	100,845,000	100,845,000

See Accompanying Notes to Financial Statements.

8

BofA Cash Reserves

August 31, 2013

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Royal Bank of Canada, dated 08/29/13, due 09/05/13 at 0.140%, collateralized by corporate bonds with various maturities to 05/22/23, market value $71,327,887 (repurchase proceeds $67,931,849)	67,930,000	67,930,000
Repurchase agreement with SG Americas Securities LLC, dated 08/30/13, due 09/03/13 at 0.230%, collateralized by corporate bonds with various maturities to 09/15/19, market value $52,359,588 (repurchase proceeds $49,866,274)	49,865,000	49,865,000
Repurchase agreement with TD USA Securities, Inc., dated 08/30/13, due 09/03/13 at 0.130%, collateralized by corporate bonds with various maturities to 08/15/21, market value $121,192,751 (repurchase proceeds $115,421,667)	115,420,000	115,420,000
Repurchase agreement with Wells Fargo, dated 06/14/13, due 09/12/13 at 0.350%, collateralized by corporate bonds with various maturities to 08/15/23, market value $24,565,181 (repurchase proceeds $23,397,455)	23,377,000	23,377,000
Repurchase agreement with Wells Fargo, dated 08/01/13, at 0.180%, collaterized by corporate bonds and U.S. Government Agency obligations with various maturities to 06/15/23, market value $131,033,593 (c)(g)(h)	124,925,000	124,925,000

	Par ($)	Value ($)
Repurchase agreement with Wells Fargo, dated 08/27/13, due 09/03/13 at 0.290%, collateralized by corporate bonds with various maturities to 08/15/23, market value $65,284,538 (repurchase proceeds $62,178,506)	62,175,000	62,175,000
Total Repurchase Agreements (cost of $1,952,334,000)		1,952,334,000
Total Investments – 99.1% (cost of $8,899,777,311) (i)		8,899,777,311
Other Assets & Liabilities, Net – 0.9%		76,828,168
Net Assets – 100.0%		8,976,605,479

Notes to Invesment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, these securities, which are not illiquid, amounted to $2,618,633,131 or 29.2% of net assets for the Fund.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2013.

(d)  Parenthetical date represents the effective maturity date for the security.

(e)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2013.

(f)  The rate shown represents the annualized yield at the date of purchase.

(g)  Open repurchase agreement with no specific maturity date.

(h)  This security is subject to a demand feature.

(i)  Cost for federal income tax purposes is $8,899,777,311.

The following table summarizes the inputs used, as of August 31, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Commercial Paper	$—	$2,547,314,808	$—	$2,547,314,808
Total Certificates of Deposit	—	1,676,520,927	—	1,676,520,927
Total Asset-Backed Commercial Paper	—	1,333,187,113	—	1,333,187,113
Total Time Deposits	—	656,659,000	—	656,659,000
Total Municipal Bonds	—	313,280,000	—	313,280,000
Total Government & Agency Obligations	—	270,264,970	—	270,264,970
Total Corporate Bonds	—	150,216,493	—	150,216,493
Total Repurchase Agreements	—	1,952,334,000	—	1,952,334,000
Total Investments	$—	$8,899,777,311	$—	$8,899,777,311

See Accompanying Notes to Financial Statements.

9

BofA Cash Reserves

August 31, 2013

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Commercial Paper	28.4
Certificates of Deposit	18.7
Asset-Backed Commercial Paper	14.8
Time Deposits	7.3
Municipal Bonds	3.5
Government & Agency Obligations	3.0
Corporate Bonds	1.7
77.4
Repurchase Agreements	21.7
Other Assets & Liabilities, Net	0.9
100.0

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities – BofA Cash Reserves
August 31, 2013

		($)
Assets	Investments, at amortized cost approximating value	6,947,443,311
	Repurchase agreements, at amortized cost approximating value	1,952,334,000
	Total investments, at value	8,899,777,311
	Cash	327
	Receivable for:
	Investments sold	87,593,077
	Fund shares sold	28,808
	Interest	1,796,756
	Expense reimbursement due from investment advisor	49,251
	Trustees' deferred compensation plan	83,613
	Prepaid expenses	117,338
	Total Assets	8,989,446,481
Liabilities	Payable for:
	Investments purchased	9,987,933
	Fund shares repurchased	484,240
	Distributions	101,584
	Investment advisory fee	1,201,844
	Administration fee	307,160
	Pricing and bookkeeping fees	23,947
	Transfer agent fee	134,186
	Trustees' fees	35,755
	Custody fee	67,772
	Distribution and service fees	24,870
	Shareholder administration fee	79,641
	Chief compliance officer expenses	4,650
	Trustees' deferred compensation plan	83,613
	Other liabilities	303,807
	Total Liabilities	12,841,002
	Net Assets	8,976,605,479
Net Assets Consist of	Paid-in capital	8,974,050,804
	Undistributed net investment income	4,900,240
	Accumulated net realized loss	(2,345,565)
	Net Assets	8,976,605,479

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities (continued) – BofA Cash Reserves
August 31, 2013

Adviser Class Shares	Net assets	$1,481,000,153
	Shares outstanding	1,480,924,299
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$5,495,170,278
	Shares outstanding	5,494,855,488
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$806,285,832
	Shares outstanding	806,242,899
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$169,310,011
	Shares outstanding	169,300,972
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$297,580,618
	Shares outstanding	297,566,250
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$18,497,970
	Shares outstanding	18,496,994
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$23,212,361
	Shares outstanding	23,211,110
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$26,991,023
	Shares outstanding	26,989,582
	Net asset value per share	$1.00
Marsico Shares	Net assets	$7,687,584
	Shares outstanding	7,687,177
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$650,869,649
	Shares outstanding	650,834,845
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

12

Statement of Operations – BofA Cash Reserves
For the Year Ended August 31, 2013

		($)
Investment Income	Interest	29,120,166
Expenses	Investment advisory fee	15,046,498
	Administration fee	9,879,332
	Distribution fee:
	Daily Class Shares	3,255,141
	Investor Class Shares	21,507
	Investor II Class Shares	25,853
	Service fee:
	Adviser Class Shares	4,026,915
	Daily Class Shares	2,325,101
	Investor Class Shares	53,768
	Investor II Class Shares	64,634
	Liquidity Class Shares	87,380
	Marsico Shares	20,699
	Shareholder administration fee:
	Institutional Class Shares	294,099
	Investor II Class Shares	25,853
	Marsico Shares	8,280
	Trust Class Shares	751,035
	Transfer agent fee	478,382
	Pricing and bookkeeping fees	182,980
	Trustees' fees	143,540
	Custody fee	219,154
	Chief compliance officer expenses	24,370
	Other expenses	1,118,087
	Total Expenses	38,052,608
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(7,018,579)
	Fees waived by distributor:
	Adviser Class Shares	(2,566,558)
	Daily Class Shares	(4,728,244)
	Institutional Class Shares	(19,862)
	Investor Class Shares	(55,608)
	Investor II Class Shares	(92,822)
	Liquidity Class Shares	(54,337)
	Marsico Shares	(21,532)
	Trust Class Shares	(180,355)
	Expense reductions	(71)
	Net Expenses	23,314,640
	Net Investment Income	5,805,526
	Net realized gain on investments	20,187
	Net Increase Resulting from Operations	5,825,713

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets – BofA Cash Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2013 ($)	2012 ($)
Operations	Net investment income	5,805,526	10,619,734
	Net realized gain on investments	20,187	177,384
	Net increase resulting from operations	5,825,713	10,797,118
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(5,171,029)	(8,643,460)
	Class Z Shares (1)	—	(25,697)
	Institutional Capital Shares (1)	(185,452)	(500,360)
	Institutional Class Shares	(349,179)	(979,356)
	Liquidity Class Shares	(25)	(26,918)
	Trust Class Shares	(99,842)	(443,943)
	Total distributions to shareholders	(5,805,527)	(10,619,734)
	Net Capital Stock Transactions	(2,418,457,915)	814,818,901
	Total increase (decrease) in net assets	(2,418,437,729)	814,996,285
Net Assets	Beginning of period	11,395,043,208	10,580,046,923
	End of period	8,976,605,479	11,395,043,208
	Undistributed net investment income at end of period	4,900,240	4,719,404

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets (continued) – BofA Cash Reserves

	Capital Stock Activity
	Year Ended August 31,
	2013		2012
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	12,304,726,726	12,304,726,726	11,053,991,674	11,053,991,674
Redemptions	(12,565,271,416)	(12,565,271,416)	(11,276,600,292)	(11,276,600,292)
Net decrease	(260,544,690)	(260,544,690)	(222,608,618)	(222,608,618)
Capital Class Shares
Subscriptions	19,888,692,177	19,888,692,177	31,086,349,045	31,086,349,044
Distributions reinvested	2,478,432	2,478,432	4,362,955	4,362,955
Redemptions	(20,959,120,765)	(20,959,120,765)	(29,166,228,157)	(29,166,228,157)
Net increase (decrease)	(1,067,950,156)	(1,067,950,156)	1,924,483,843	1,924,483,842
Class B Shares (1)
Conversion — — (4,863,266) (4,863,266) Redemptions	—	—	(194,762)	(194,762)
Net decrease	—	—	(5,058,028)	(5,058,028)
Class C Shares (1)
Conversion	—	—	(3,911,796)	(3,911,796)
Redemptions	—	—	(188,430)	(188,430)
Net decrease	—	—	(4,100,226)	(4,100,226)
Class Z Shares (1)
Subscriptions	—	—	2,442,512	2,442,512
Conversion	—	—	(348,148,494)	(348,148,494)
Redemptions	—	—	(7,986,933)	(7,986,933)
Net decrease	—	—	(353,692,915)	(353,692,915)
Daily Class Shares
Subscriptions	34,041,526	34,041,526	52,652,563	52,652,563
Redemptions	(301,838,090)	(301,838,090)	(651,304,111)	(651,304,111)
Net decrease	(267,796,564)	(267,796,564)	(598,651,548)	(598,651,548)
Institutional Capital Shares (1)
Subscriptions	37,752,427	37,752,428	122,918,421	122,918,421
Conversion	—	—	348,148,494	348,148,494
Distributions reinvested	175,903	175,903	423,491	423,491
Redemptions	(94,752,344)	(94,752,344)	(245,365,420)	(245,365,420)
Net increase (decrease)	(56,824,014)	(56,824,013)	226,124,986	226,124,986
Institutional Class Shares
Subscriptions	3,047,692,451	3,047,692,451	3,122,833,429	3,122,833,428
Distributions reinvested	328,407	328,407	874,317	874,317
Redemptions	(3,626,500,410)	(3,626,500,410)	(3,245,016,087)	(3,245,016,087)
Net decrease	(578,479,552)	(578,479,552)	(121,308,341)	(121,308,342)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets (continued) – BofA Cash Reserves

	Capital Stock Activity
	Year Ended August 31,
	2013		2012
	Shares	Dollars ($)	Shares	Dollars ($)
Investor Class Shares
Subscriptions	7,189,924	7,189,924	10,535,251	10,535,251
Redemptions	(12,943,328)	(12,943,328)	(16,991,137)	(16,991,137)
Net decrease	(5,753,404)	(5,753,404)	(6,455,886)	(6,455,886)
Investor II Class Shares (1)
Subscriptions	5,229,282	5,229,282	3,055,450	3,055,450
Conversion	—	—	8,775,062	8,775,062
Redemptions	(11,421,742)	(11,421,742)	(13,671,019)	(13,671,019)
Net decrease	(6,192,460)	(6,192,460)	(1,840,507)	(1,840,507)
Liquidity Class Shares
Subscriptions	76,436,930	76,436,930	304,879,367	304,879,366
Distributions reinvested	24	24	26,465	26,465
Redemptions	(164,030,389)	(164,030,389)	(306,859,932)	(306,859,932)
Net decrease	(87,593,435)	(87,593,435)	(1,954,100)	(1,954,101)
Marsico Shares
Subscriptions	4,341,841	4,341,841	3,622,426	3,622,426
Redemptions	(5,695,523)	(5,695,523)	(5,929,030)	(5,929,030)
Net decrease	(1,353,682)	(1,353,682)	(2,306,604)	(2,306,604)
Trust Class Shares
Subscriptions	1,227,300,047	1,227,300,047	838,259,318	838,259,318
Distributions reinvested	3,228	3,228	18,348	18,348
Redemptions	(1,313,273,234)	(1,313,273,234)	(856,090,818)	(856,090,818)
Net decrease	(85,969,959)	(85,969,959)	(17,813,152)	(17,813,152)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2013	2012	2011 (a)	2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	—	—	—	0.01
Net realized gain (loss) on investments and Capital Support Agreement	— (d)	— (d)	— (d)	— (e)	—	(e)
Total from investment operations	— (d)	— (d)	— (d)	— (e)	0.01
Less Distributions to Shareholders:
From net investment income	—	—	—	—	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.00%	0.00%	0.00%	0.00%	0.89	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.29%	0.36%	0.32%	0.34%	0.50%
Waiver/Reimbursement	0.23%	0.17%	0.21%	0.19%	0.06%
Net investment income (i)	—	—	—	—	1.03%
Net assets, end of period (000s)	$1,481,000	$1,741,542	$1,964,131	$4,362,143	$6,761,914

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 would have been (1.35)%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2013	2012	2011 (a)	2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	0.002	0.001	—	(d)	0.01
Net realized gain (loss) on investments and Capital Support Agreement	— (e)	— (e)	— (e)	—	(d)	—	(d)
Total from investment operations	0.001	0.002	0.001	—	(d)	0.01
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.002)	(0.001)	—	(d)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.09%	0.16%	0.11%	0.13%		1.13	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.20%	0.20%	0.20%	0.21%		0.26%
Waiver/Reimbursement	0.07%	0.08%	0.08%	0.07%		0.05%
Net investment income (i)	0.09%	0.16%	0.11%	0.13%		1.10%
Net assets, end of period (000s)	$5,495,170	$6,563,081	$4,638,454	$6,748,972		$9,410,196

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.01 per share.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 would have been (1.11)% .

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2013	2012	2011 (a)	2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	—	—	—	0.01
Net realized gain (loss) on investments and Capital Support Agreement	— (d)	— (d)	— (d)	— (e)	—	(e)
Total from investment operations	— (d)	— (d)	— (d)	— (e)	0.01
Less Distributions to Shareholders:
From net investment income	—	—	—	—	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.00%	0.00%	0.00%	0.00%	0.65	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.29%	0.35%	0.32%	0.34%	0.75%
Waiver/Reimbursement	0.58%	0.52%	0.56%	0.54%	0.16%
Net investment income (i)	—	—	—	—	0.71%
Net assets, end of period (000s)	$806,286	$1,074,085	$1,672,737	$7,097,157	$12,642,466

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 would have been (1.59)%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2013	2012 (a)	2011 (b)	2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	0.002	0.001	—	(e)	0.01
Net realized gain (loss) on investments and Capital Support Agreement	— (f)	— (f)	— (f)	—	(e)	—	(e)
Total from investment operations	0.001	0.002	0.001	—	(e)	0.01
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.002)	(0.001)	—	(e)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (g)(h)	0.09%	0.16%	0.11%	0.13%		1.13	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.20%	0.20%	0.20%	0.21%		0.26%
Waiver/Reimbursement	0.07%	0.08%	0.08%	0.07%		0.05%
Net investment income (j)	0.09%	0.16%	0.11%	0.13%		1.15%
Net assets, end of period (000s)	$169,310	$226,134	$353,702	$436,201		$610,474

(a)  On October 1, 2011, the Institutional Capital shares of the Fund commenced operations and the Class Z shares of the Fund converted into the Institutional Capital shares of the Fund. The financial information of the Fund's Institutional Capital shares prior to this conversion is that of the Class Z shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(d)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(e)  Rounds to less than $0.01 per share.

(f)  Rounds to less than $0.001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 would have been (1.11)% .

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2013		2012	2011 (a)	2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	0.001	—	(e)	0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	— (d)	— (d)	—	(e)	—	(e)
Total from investment operations	—	(d)	0.001	0.001	—	(e)	0.01
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.001)	—	(e)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.05%		0.12%	0.07%	0.09%		1.09	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.24%		0.24%	0.24%	0.25%		0.30%
Waiver/Reimbursement	0.07%		0.08%	0.08%	0.07%		0.05%
Net investment income (i)	0.05%		0.12%	0.08%	0.09%		1.20%
Net assets, end of period (000s)	$297,581		$876,079	$997,386	$1,672,273		$2,349,743

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 would have been (1.15)%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2013	2012	2011 (a)	2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	—	—	—	0.01
Net realized gain (loss) on investments and Capital Support Agreement	— (d)	— (d)	— (d)	— (e)	—	(e)
Total from investment operations	— (d)	— (d)	— (d)	— (e)	0.01
Less Distributions to Shareholders:
From net investment income	—	—	—	—	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.00%	0.00%	0.00%	0.00%	0.81	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.29%	0.35%	0.32%	0.33%	0.59%
Waiver/Reimbursement	0.33%	0.27%	0.31%	0.30%	0.07%
Net investment income (i)	—	—	—	—	0.91%
Net assets, end of period (000s)	$18,498	$24,251	$30,707	$70,579	$380,937

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 would have been (1.43)%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor II Class Shares	2013	2012 (a)	2011 (b)	2010 (c)(d)	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	—	—	—	0.01
Net realized gain (loss) on investments and Capital Support Agreement	— (e)	— (e)	— (e)	— (f)	—	(f)
Total from investment operations	— (e)	— (e)	— (e)	— (f)	0.01
Less Distributions to Shareholders:
From net investment income	—	—	—	—	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (g)(h)	0.00%	0.00%	0.00%	0.00%	0.74	%(i)(j)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (k)	0.29%	0.35%	0.32%	0.33%	0.66%
Waiver/Reimbursement	0.43%	0.37%	0.41%	0.40%	0.10%
Net investment income (k)	—	—	—	—	0.94	%(i)
Net assets, end of period (000s)	$23,212	$29,405	$31,245	$56,305	$382,035

(a)  After close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and Class B shares and C shares converted into Investor II Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 would have been (1.50)%.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(e)	0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(e)	0.01
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.02%		0.00	%(h)	0.01%		0.98	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.29%		0.34%		0.31%		0.33%		0.41%
Waiver/Reimbursement	0.23%		0.19%		0.22%		0.20%		0.15%
Net investment income (j)	—	%(h)	0.02%		—	%(h)	0.01%		1.07%
Net assets, end of period (000s)	$26,991		$114,588		$116,540		$174,664		$463,145

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 would have been (1.26)%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Marsico Shares	2013	2012	2011 (a)	2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	—	—	—	0.01
Net realized gain(loss) on investments and Capital Support Agreement	— (d)	— (d)	— (d)	— (e)	—	(e)
Total from investment operations	— (d)	— (d)	— (d)	— (e)	0.01
Less Distributions to Shareholders:
From net investment income	—	—	—	—	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.00%	0.00%	0.00%	0.00%	0.81	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.29%	0.35%	0.31%	0.34%	0.58%
Waiver/Reimbursement	0.33%	0.27%	0.32%	0.29%	0.08%
Net investment income (i)	—	—	—	—	0.84%
Net assets, end of period (000s)	$7,688	$9,041	$11,348	$14,109	$18,497

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, would have been (1.43)%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2013		2012	2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	—	(d)	—	(e)	0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	— (d)	—	(d)	—	(e)	—	(e)
Total from investment operations	—	(d)	0.001	—	(d)	—	(e)	0.01
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	—	(d)	—	(e)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.06%	0.02%		0.04%		1.03	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.28%		0.30%	0.29%		0.30%		0.36%
Waiver/Reimbursement	0.09%		0.08%	0.09%		0.08%		0.05%
Net investment income (i)	0.01%		0.06%	0.02%		0.04%		1.14%
Net assets, end of period (000s)	$650,870		$736,836	$754,638		$946,914		$934,916

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 would have been (1.21)%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

26

Notes to Financial Statements – BofA Cash Reserves
August 31, 2013

Note 1. Organization

BofA Cash Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers ten classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class, Marsico and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and Class B shares and Class C shares converted into Investor II Class shares. On October 1, 2011, Institutional Capital shares commenced operations and Class Z shares were converted into Institutional Capital shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

27

BofA Cash Reserves, August 31, 2013

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds, investment-grade corporate bonds and equity securities. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Capital Support

On October 5, 2009, an affiliate of the Advisor purchased certain securities owned by the Fund. In addition, on October 8, 2009, an affiliate of the Advisor made a capital contribution to the Fund of $21,755,102.

28

BofA Cash Reserves, August 31, 2013

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2013, permanent book and tax basis differences resulting primarily from differing treatments for non-deductible excise tax were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$180,837	$—	$(180,837)

The tax character of distributions paid during the years ended August 31, 2013 and August 31, 2012 were as follows:

	August 31,
Distributions paid from	2013	2012
Ordinary Income*	$5,805,527	$10,619,734

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$5,019,673	$—

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act (December 22, 2010) be fully used before capital loss carry forwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

As of August 31, 2013, the Fund had pre-Act capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2017	$2,345,565

Capital loss carry forwards of $20,187 were utilized by the Fund during the year ended August 31, 2013.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined

29

BofA Cash Reserves, August 31, 2013

average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2013. There is no guarantee that this expense limitation will continue after such date.

For the year ended August 31, 2013, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The

Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

As of February 1, 2013, the Fund entered into a Shadow Pricing agreement with State Street and the Advisor pursuant to which State Street provides a daily shadow net asset value calculation for the Fund. Under the agreement, the Fund pays State Street an annual fee of $20,000 paid monthly.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum initial investment requirements applicable to the account holder to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2013, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

30

BofA Cash Reserves, August 31, 2013

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to selling agents for sales support services.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class, Liquidity Class and Marsico shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate servicing agents for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**
Marsico Shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2013 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class, Marsico and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Marsico Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2013, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and

31

BofA Cash Reserves, August 31, 2013

administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the

Distributor in a given year may not be recovered by the Distributor in subsequent years.

The Advisor is entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

At August 31, 2013, the amounts potentially recoverable by the Advisor pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2016	2015	2014	recovery	ended 08/31/2013
$7,018,579	$8,236,952	$11,280,667	$26,536,198	$—

Fees Paid to Officers and Trustees

All officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 6. Custody Credits

Prior to January 1, 2013, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2013, these custody credits reduced total expenses by $71 for the Fund.

Note 7. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2013, the Fund did not borrow under this arrangement.

Note 8. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

32

BofA Cash Reserves, August 31, 2013

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

The Fund's risks include, but are not limited to, the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund may be subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund may be subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

33

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Cash Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2013

34

Federal Income Tax Information (Unaudited) – BofA Cash Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

35

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (10 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2013; Independent consultant to financial firms since 1995. Oversees 11 Funds.

George J. Gorman (Born 1952)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	George J. Gorman LLC (consulting firm), since December 2010; Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (9 funds).
William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; President and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010. Oversees 11 Funds. Columbia Funds (130 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (130 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005). Oversees 11 Funds.

36

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2010; Consultant—MBIA, since March 2008. Oversees 11 Funds. Korn/Ferry International (recruiting); Board Member—PartnerRE (reinsurance), since June 2013.

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.

37

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

Michelle H. Rhee (Born 1966)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2013)	Associate General Counsel, Bank of America since March 2004.
Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2013)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

38

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Cash Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

41

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Cash Reserves

Annual Report, August 31, 2013

© 2013 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-CSHR-42/294603-1013

BofATM Funds

Annual Report

August 31, 2013

•  BofA Government Plus Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	5
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	11
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	27
Federal Income Tax Information	28
Fund Governance	29
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Government Plus Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

03/01/13 – 08/31/13 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.10	1,024.65	0.55	0.56	0.11
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,024.65	0.55	0.56	0.11
Daily Class Shares	1,000.00	1,000.00	1,000.10	1,024.55	0.66	0.66	0.13
Institutional Capital Shares	1,000.00	1,000.00	1,000.20	1,024.65	0.55	0.56	0.11
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,024.60	0.60	0.61	0.12
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,024.65	0.55	0.56	0.11
Investor II Class Shares	1,000.00	1,000.00	1,000.10	1,024.65	0.55	0.56	0.11
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,024.60	0.60	0.61	0.12
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,024.60	0.60	0.61	0.12

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.
1

Investment Portfolio – BofA Government Plus Reserves

August 31, 2013

Government & Agency Obligations – 52.3%

	Par ($)	Value ($)
U.S. Government Agencies – 52.3%
Federal Farm Credit Bank
0.095% 09/13/13 (a)	2,000,000	2,000,010
0.124% 09/27/13 (a)	6,000,000	5,999,935
0.144% 04/20/15 (09/20/13) (a)(b)	3,765,000	3,764,717
0.150% 01/17/14 (c)	2,180,000	2,179,855
0.150% 02/05/14	425,000	425,032
0.150% 08/26/14 (11/26/13) (a)(b)	2,495,000	2,494,876
0.155% 08/12/14 (09/12/13) (a)(b)	6,645,000	6,643,427
0.164% 11/26/14 (09/26/13) (a)(b)	250,000	249,938
0.165% 07/14/14 (09/14/13) (a)(b)	7,180,000	7,178,737
0.184% 03/26/15 (09/26/13) (a)(b)	850,000	849,956
0.203% 04/23/15 (09/23/13) (a)(b)	1,488,000	1,488,817
0.213% 09/29/14 (09/29/13) (a)(b)	500,000	500,328
0.214% 06/26/15 (09/26/13) (a)(b)	1,810,000	1,811,894
0.214% 07/20/15 (09/20/13) (a)(b)	180,000	180,104
0.220% 03/04/15 (09/04/13) (a)(b)	3,564,000	3,564,465
0.230% 12/04/13	1,985,000	1,985,287
0.230% 04/01/15 (10/01/13) (a)(b)	415,000	415,000
0.250% 06/11/14 (09/11/13) (a)(b)	105,000	105,078
0.250% 10/20/14 (10/20/13) (a)(b)	2,412,000	2,412,000
0.280% 11/27/13 (09/03/13) (a)(b)	6,500,000	6,500,000
0.280% 10/14/14 (09/03/13) (a)(b)	510,000	510,707
0.300% 11/18/13	410,000	410,115
0.330% 09/30/13	840,000	840,166
0.350% 05/01/15 (11/01/13) (a)(b)	1,585,000	1,588,611
0.400% 11/08/13	120,000	120,054
0.700% 11/04/13	55,000	55,051
1.125% 02/27/14	260,000	261,249
2.125% 03/05/14	542,000	547,429
2.625% 04/17/14	1,067,000	1,083,560
3.875% 10/07/13	150,000	150,547
	Par ($)	Value ($)
Federal Home Loan Bank
0.080% 11/15/13 (c)	7,015,000	7,013,831
0.090% 11/29/13 (c)	2,320,000	2,319,877
0.100% 01/06/14 (c)	3,000,000	2,999,659
0.110% 10/25/13 (c)	3,575,000	3,574,990
0.110% 03/03/14 (c)	6,980,000	6,979,015
0.120% 02/20/14 (c)	2,500,000	2,499,733
0.125% 03/20/14	4,745,000	4,745,040
0.125% 03/21/14 (c)	9,510,000	9,509,045
0.125% 03/24/14 (c)	3,380,000	3,379,848
0.130% 04/16/14 (c)	2,105,000	2,104,920
0.160% 11/08/13 (09/03/13) (a)(b)	525,000	524,960
0.170% 11/08/13 (09/03/13) (a)(b)	2,495,000	2,494,811
0.170% 02/26/14	490,000	490,065
0.170% 03/21/14	7,930,000	7,931,731
0.180% 11/25/13 (09/03/13) (a)(b)	4,090,000	4,090,649
0.180% 01/07/14	8,080,000	8,080,401
0.180% 03/07/14	850,000	850,212
0.180% 03/11/14	1,820,000	1,820,437
0.200% 10/04/13	270,000	270,014
0.220% 06/11/14 (09/03/13) (a)(b)	115,000	115,118
0.250% 09/06/13	1,200,000	1,200,009
0.250% 02/14/14	2,480,000	2,481,540
0.270% 09/12/13	4,135,000	4,135,109
0.280% 10/25/13	2,910,000	2,910,511
0.280% 11/14/13	2,410,000	2,410,551
0.280% 11/21/13	2,940,000	2,940,638
0.290% 12/06/13	2,845,000	2,845,869
0.300% 10/18/13	115,000	115,020
0.300% 11/15/13	110,000	110,033
0.300% 12/04/13	6,385,000	6,387,111
0.300% 12/06/13	2,000,000	2,000,648
0.310% 12/06/13	1,600,000	1,600,572
0.320% 12/11/13	50,000	50,026
0.330% 01/03/14	280,000	280,143
0.340% 12/18/13	5,000,000	5,003,251
0.350% 09/30/13	130,000	130,029
0.375% 11/27/13	1,890,000	1,890,938
0.375% 01/29/14	8,180,000	8,187,881
0.500% 12/13/13	480,000	480,538
1.000% 09/13/13	5,020,000	5,021,362
1.000% 10/30/13	95,000	95,133
1.000% 01/30/14	65,000	65,240
1.400% 02/28/14	170,000	171,072
2.000% 10/30/13	275,000	275,813
2.375% 03/14/14	3,515,000	3,556,997
2.650% 04/23/14	55,000	55,866
3.125% 12/13/13	3,365,000	3,393,576

See Accompanying Notes to Financial Statements.

2

BofA Government Plus Reserves

August 31, 2013

Government & Agency Obligations (continued)

	Par ($)	Value ($)
3.625% 10/18/13	2,230,000	2,239,975
4.000% 09/06/13	1,300,000	1,300,678
4.500% 09/16/13	210,000	210,373
5.250% 09/13/13	55,000	55,091
Federal Home Loan Mortgage Corp.
0.125% 09/13/13 (a)	2,100,000	2,100,031
0.300% 03/21/14	900,000	900,810
0.375% 10/15/13	694,000	694,181
0.375% 10/30/13	698,000	698,251
0.375% 02/27/14	225,000	225,277
0.380% 11/18/13 (09/03/13) (a)(b)	5,799,000	5,799,169
0.450% 01/09/14	3,068,000	3,071,159
0.500% 10/15/13	5,355,000	5,357,130
0.875% 10/28/13	1,404,000	1,405,676
1.375% 02/25/14	14,894,000	14,982,118
2.175% 02/19/14	325,000	328,077
2.500% 01/07/14	5,178,000	5,220,420
4.125% 09/27/13	13,883,000	13,922,332
4.500% 01/15/14	8,836,000	8,978,712
4.875% 11/15/13	6,491,000	6,553,711
5.000% 01/30/14	3,619,000	3,691,328
Federal National Mortgage Association
0.154% 02/27/15 (09/27/13) (a)(b)	5,000,000	4,998,142
0.155% 11/08/13 (09/08/13) (a)(b)	457,000	456,983
0.164% 06/20/14 (09/20/13) (a)(b)	3,170,000	3,169,487
0.194% 01/20/15 (09/20/13) (a)(b)	492,000	492,139
0.320% 10/17/13 (09/03/13) (a)(b)	3,000,000	2,999,923
0.470% 11/21/14 (09/03/13) (a)(b)	395,000	396,611
0.750% 12/18/13	1,379,000	1,381,460
1.000% 09/23/13	7,286,000	7,289,937
1.000% 10/15/13	130,000	130,146
1.050% 10/22/13	565,000	565,736
1.125% 09/17/13	1,395,000	1,395,625
1.125% 09/30/13	5,732,000	5,736,717
1.125% 10/08/13	1,000,000	1,000,963
1.250% 02/27/14	10,066,000	10,120,133
1.350% 02/24/14	276,000	277,635
2.750% 02/05/14	680,000	687,568
2.750% 03/13/14	2,005,000	2,032,568
2.875% 12/11/13	5,441,000	5,481,833
4.625% 10/15/13	2,876,000	2,891,395
U.S. Government Agencies Total		315,146,277
Total Government & Agency Obligations (cost of $315,146,277)		315,146,277

Repurchase Agreements – 47.6%

	Par ($)	Value ($)
Repurchase agreement with
ABN AMRO Bank US, dated 08/27/13, due 09/03/13 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 02/15/40, market value $25,500,271 (repurchase proceeds $25,000,243)	25,000,000	25,000,000
Repurchase agreement with
Bank of Nova Scotia, dated 08/28/13, due 09/04/13 at 0.050%, collateralized by U.S. Government Agency obligations with various maturities to 07/01/42, market value $25,576,671 (repurchase proceeds $25,000,243)	25,000,000	25,000,000
Repurchase agreement with
Bank of Nova Scotia, dated 08/28/13, due 11/26/13 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 06/20/43, market value $5,112,507 (repurchase proceeds $5,001,000)	5,000,000	5,000,000
Repurchase agreement with
Credit Agricole, dated 08/30/2013, due 09/03/13 at 0.050%, collateralized by a U.S. Treasury obligation maturing 07/31/2015, market value $65,175,088 (repurchase proceeds $63,887,355)	63,887,000	63,887,000
Repurchase agreement with
Credit Suisse First Boston, dated 06/10/13, due 09/09/13 at 0.130%, collateralized by a U.S. Government Agency obligation maturing 03/01/41, market value $5,100,956 (repurchase proceeds $5,001,643)	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

3

BofA Government Plus Reserves

August 31, 2013

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with
Credit Suisse First Boston, dated 07/09/13, due 10/07/13 at 0.120%, collateralized by a U.S. Government Agency obligation maturing 03/01/41, market value $5,100,956 (repurchase proceeds $5,001,500)	5,000,000	5,000,000
Repurchase agreement with
Credit Suisse First Boston, dated 07/25/13, due 10/25/13 at 0.100%, collateralized by a U.S. Government Agency obligation maturing 03/01/41, market value $4,593,316 (repurchase proceeds $4,501,150)	4,500,000	4,500,000
Repurchase agreement with
Deutsche Bank Securities, dated 08/28/13, due 09/04/13 at 0.050%, collateralized by a U.S. Government Agency obligation maturing 05/01/42, market value $51,000,425 (repurchase proceeds $50,000,486)	50,000,000	50,000,000
Repurchase agreement with
Goldman Sachs, dated 08/28/13, due 09/04/13, at 0.030%, collateralized by a U.S Government Agency obligation maturing 09/14/15, market value $25,500,425 (repurchase proceeds $25,000,146)	25,000,000	25,000,000
Repurchase agreement with
Goldman Sachs, dated 08/30/13, due 09/03/13, at 0.060%, collateralized by U.S. Government Agency obligations with various maturities to 08/01/43, market value $51,000,341 (repurchase proceeds $50,000,333)	50,000,000	50,000,000
	Par ($)	Value ($)
Repurchase agreement with
RBC Capital Markets, dated 08/30/13, due 09/03/13 at 0.060%, collateralized by U.S. Government Agency obligations with various maturities to 08/01/43, market value $28,560,191 (repurchase proceeds $28,000,187)	28,000,000	28,000,000
Total Repurchase Agreements (cost of $286,387,000)		286,387,000
Total Investments – 99.9% (cost of $601,533,277) (d)		601,533,277
Other Assets & Liabilities, Net – 0.1%		564,727
Net Assets – 100.0%		602,098,004

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2013.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  The rate shown represents the discount rate at the date of purchase.

(d)  Cost for federal income tax purposes is $601,533,277.

The following table summarizes the inputs used, as of August 31, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government and Agency Obligations	$—	$315,146,277	$—	$315,146,277
Total Repurchase Agreements	—	286,387,000	—	286,387,000
Total Investments	$—	$601,533,277	$—	$601,533,277

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	52.3
Repurchase Agreements	47.6
99.9
Other Assets & Liabilities, Net	0.1
100.0

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – BofA Government Plus Reserves
August 31, 2013

		($)
Assets	Investments, at amortized cost approximating value	315,146,277
	Repurchase agreements, at amortized cost approximating value	286,387,000
	Total investments, at value	601,533,277
	Cash	521
	Receivable for:
	Interest	880,424
	Expense reimbursement due from investment advisor	49,471
	Trustees' deferred compensation plan	29,820
	Prepaid expenses	7,042
	Other assets	558
	Total Assets	602,501,113
Liabilities	Payable for:
	Investments purchased	200,330
	Fund shares repurchased	21,558
	Distributions	4,085
	Investment advisory fee	25,105
	Pricing and bookkeeping fees	17,110
	Transfer agent fee	4,227
	Trustees' fees	11,491
	Audit fee	34,891
	Legal fee	29,413
	Custody fee	10,488
	Chief compliance officer expenses	1,418
	Trustees' deferred compensation plan	29,820
	Other liabilities	13,173
	Total Liabilities	403,109
	Net Assets	602,098,004
Net Assets Consist of	Paid-in capital	602,101,837
	Overdistributed net investment income	(7,485)
	Accumulated net realized gain	3,652
	Net Assets	602,098,004

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities (continued) – BofA Government Plus Reserves
August 31, 2013

Adviser Class Shares	Net assets	$6,711,868
	Shares outstanding	6,711,663
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$503,750,522
	Shares outstanding	503,735,395
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$200,659
	Shares outstanding	200,653
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$55,005
	Shares outstanding	55,003
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$22,629,242
	Shares outstanding	22,628,429
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$223,700
	Shares outstanding	223,693
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$1,354,496
	Shares outstanding	1,354,449
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$5,139,119
	Shares outstanding	5,138,960
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$62,033,393
	Shares outstanding	62,031,429
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

6

Statement of Operations – BofA Government Plus Reserves
For the Year Ended August 31, 2013

		($)
Investment Income	Interest	933,693
Expenses	Investment advisory fee	1,012,974
	Administration fee	254,636
	Distribution fee:
	Daily Class Shares	4,290
	Investor Class Shares	397
	Investor II Class Shares	689
	Service fee:
	Adviser Class Shares	16,340
	Daily Class Shares	3,065
	Investor Class Shares	992
	Investor II Class Shares	1,723
	Liquidity Class Shares	12,846
	Shareholder administration fee:
	Institutional Class Shares	5,762
	Investor II Class Shares	689
	Trust Class Shares	59,840
	Transfer agent fee	18,846
	Pricing and bookkeeping fees	137,571
	Trustees' fees	46,829
	Custody fee	36,136
	Registration fees	129,152
	Legal fees	124,224
	Chief compliance officer expenses	8,000
	Other expenses	166,060
	Total Expenses	2,041,061
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(1,116,100)
	Fees waived by distributor:
	Adviser Class Shares	(16,326)
	Daily Class Shares	(7,353)
	Institutional Class Shares	(5,724)
	Investor Class Shares	(1,388)
	Investor II Class Shares	(3,100)
	Liquidity Class Shares	(12,815)
	Trust Class Shares	(59,461)
	Expense reductions	(11)
	Net Expenses	818,783
	Net Investment Income	114,910
	Net realized gain on investments	8,019
	Net Increase Resulting from Operations	122,929

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – BofA Government Plus Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2013 ($)	2012 ($)
Operations	Net investment income	114,910	48,341
	Net realized gain on investments	8,019	—
	Net increase resulting from operations	122,929	48,341
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(1,307)	(730)
	Capital Class Shares (1)	(96,268)	(32,581)
	Daily Class Shares (1)	(245)	(400)
	Institutional Capital Shares (1)	(995)	(5,494)
	Institutional Class Shares	(2,881)	(2,242)
	Investor Class Shares (1)	(79)	(9)
	Investor II Class Shares (1)	(138)	(13)
	Liquidity Class Shares	(1,029)	(465)
	Trust Class Shares	(11,968)	(6,403)
	Total distributions to shareholders	(114,910)	(48,337)
	Net Capital Stock Transactions	102,264,366	(215,575,785)
	Total increase (decrease) in net assets	102,272,385	(215,575,781)
Net Assets	Beginning of period	499,825,619	715,401,400
	End of period	602,098,004	499,825,619
	Overdistributed net investment income at end of period	(7,485)	(11,852)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – BofA Government Plus Reserves

	Capital Stock Activity
	Year Ended August 31,
	2013		2012
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	25,805,000	25,805,000	10,459,051	10,459,051
Distributions reinvested	1,289	1,289	714	714
Redemptions	(25,200,681)	(25,200,681)	(11,309,231)	(11,309,231)
Net increase (decrease)	605,608	605,608	(849,466)	(849,466)
Capital Class Shares (1)
Subscriptions	2,684,794,990	2,684,794,991	1,813,163,894	1,813,163,892
Conversion	—	—	3,542,174	3,542,174
Distributions reinvested	55,817	55,817	17,162	17,162
Redemptions	(2,520,040,114)	(2,520,040,114)	(1,969,877,470)	(1,969,877,470)
Net increase (decrease)	164,810,693	164,810,694	(153,154,240)	(153,154,242)
Daily Class Shares (1)
Subscriptions	5,597,480	5,597,480	31,066,208	31,066,208
Distributions reinvested	20	20	9	9
Redemptions	(17,424,877)	(17,424,877)	(19,038,187)	(19,038,187)
Net increase (decrease)	(11,827,377)	(11,827,377)	12,028,030	12,028,030
Institutional Capital Shares (1)
Subscriptions	12,151,016	12,151,016	151,427,855	151,427,854
Distributions reinvested	3	3	—	—
Redemptions	(70,717,274)	(70,717,274)	(143,142,313)	(143,142,313)
Net increase (decrease)	(58,566,255)	(58,566,255)	8,285,542	8,285,541
Institutional Class Shares
Subscriptions	111,549,817	111,549,817	113,704,705	113,704,705
Distributions reinvested	2,879	2,879	2,242	2,242
Redemptions	(105,052,001)	(105,052,001)	(172,847,771)	(172,847,771)
Net increase (decrease)	6,500,695	6,500,695	(59,140,824)	(59,140,824)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA Government Plus Reserves

	Capital Stock Activity
	Year Ended August 31,
	2013		2012
	Shares	Dollars ($)	Shares	Dollars ($)
Investor Class Shares (1)
Subscriptions	1,984,659	1,984,659	133,504	133,504
Distributions reinvested	20	20	9	9
Redemptions	(1,894,495)	(1,894,495)	(4)	(4)
Net increase	90,184	90,184	133,509	133,509
Investor II Class Shares (1)
Subscriptions	1,657,310	1,657,310	1,485,433	1,485,433
Distributions reinvested	19	19	9	9
Redemptions	(769,892)	(769,892)	(1,018,430)	(1,018,430)
Net increase	887,437	887,437	467,012	467,012
Liquidity Class Shares
Subscriptions	1	1	—	—
Distributions reinvested	1,029	1,029	465	465
Net increase	1,030	1,030	465	465
Retail A Shares (1)
Subscriptions	—	—	570	570
Conversion	—	—	(3,542,174)	(3,542,174)
Redemptions	—	—	(27,487)	(27,487)
Net increase (decrease)	—	—	(3,569,091)	(3,569,091)
Trust Class Shares
Subscriptions	109,729,466	109,729,466	86,952,617	86,952,617
Distributions reinvested	365	365	214	215
Redemptions	(109,967,481)	(109,967,481)	(106,729,551)	(106,729,551)
Net decrease	(237,650)	(237,650)	(19,776,720)	(19,776,719)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2013		2012	2011		2010 (a)(b)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(c)	— (c)	—		—	0.006
Net realized gain on investments	—	(c)	—	—		—	—
Total from investment operations	—	(c)	— (c)	—		—	0.006
Less Distributions to Shareholders:
From net investment income	—	(c)	— (c)	—		—	(0.006)
Increase from Contribution from Advisor	—		—	—	(c)	—	—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.02%		0.01%	0.00	%(f)	0.00%	0.58	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.15%		0.16%	0.22%		0.22%	0.43%
Waiver/Reimbursement	0.45%		0.42%	0.34%		0.31%	0.10%
Net investment income (h)	0.02%		0.01%	—		—	0.68	%(g)
Net assets, end of period (000s)	$6,712		$6,106	$6,956		$83,849	$100,232

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2013		2012 (a)	2011		2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	— (d)	—	(d)	— (d)	0.008
Net realized gain on investments	—	(d)	—	—		—	—
Total from investment operations	—	(d)	— (d)	—	(d)	— (d)	0.008
Less Distributions to Shareholders:
From net investment income	—	(d)	— (d)	—	(d)	— (d)	(0.008)
Increase from Contribution from Advisor	—		—	—	(d)	—	—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (e)(f)	0.02%		0.01%	0.01	%(g)	0.03%	0.80%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.14%		0.16%	0.17%		0.19%	0.20%
Waiver/Reimbursement	0.20%		0.17%	0.14%		0.09%	0.08%
Net investment income (h)	0.02%		0.01%	0.01%		0.03%	0.67%
Net assets, end of period (000s)	$503,751		$338,932	$492,086		$534,988	$1,071,570

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(c)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

Daily Class Shares	Year Ended August 31, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)
Net realized gain on investments	—	(b)	—
Total from investment operations	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00
Total return (c)(d)	0.02%		0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.18%		0.16	%(g)
Waiver/Reimbursement	0.76%		0.77	%(g)
Net investment income (f)	0.02%		0.02	%(g)
Net assets, end of period (000s)	$201		$12,028

(a)  Daily Class Shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2013		2012 (a)	2011		2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	— (d)	—	(d)	— (d)	0.008
Net realized gain on investments	—	(d)	—	—		—	—
Total from investment operations	—	(d)	— (d)	—	(d)	— (d)	0.008
Less Distributions to Shareholders:
From net investment income	—	(d)	— (d)	—	(d)	— (d)	(0.008)
Increase from Contribution from Advisor	—		—	—	(d)	—	—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (e)(f)	0.03%		0.01%	0.01	%(g)	0.03%	0.80%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.19	%(i)	0.16%	0.18%		0.19%	0.20%
Waiver/Reimbursement	0.15%		0.17%	0.13%		0.09%	0.08%
Net investment income (h)	0.02%		0.01%	0.02%		0.02%	0.81%
Net assets, end of period (000s)	$55		$58,622	$50,336		$78,011	$156,431

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2013		2012		2011		2010 (a)(b)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	— (c)	0.008
Net realized gain on investments	—	(c)	—		—		—	—
Total from investment operations	—	(c)	—	(c)	—	(c)	— (c)	0.008
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	— (c)	(0.008)
Increase from Contribution from Advisor	—		—		—	(c)	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (d)(e)	0.02%		0.01%		0.00	%(f)(g)	0.01%	0.76	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.15%		0.16%		0.18%		0.21%	0.24%
Waiver/Reimbursement	0.23%		0.21%		0.17%		0.11%	0.08%
Net investment income (i)	0.02%		—	%(g)	—	%(g)	0.01%	0.58	%(h)
Net assets, end of period (000s)	$22,629		$16,128		$75,270		$53,599	$191,321

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  Rounds to less than 0.01%.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

Investor Class Shares	Year Ended August 31, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)
Net realized gain on investments	—	(b)	—
Total from investment operations	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00
Total return (c)(d)	0.02%		0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.13	%(g)	0.16	%(h)
Waiver/Reimbursement	0.57%		0.51	%(h)
Net investment income (f)	0.02%		0.01	%(h)
Net assets, end of period (000s)	$224		$134

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

Investor II Class Shares	Year Ended August 31, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)
Net realized gain on investments	—	(b)	—
Total from investment operations	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00
Total return (c)(d)	0.02%		0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.14%		0.16	%(g)
Waiver/Reimbursement	0.66%		0.62	%(g)
Net investment income (f)	0.02%		0.01	%(g)
Net assets, end of period (000s)	$1,354		$467

(a)  Investor II Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2013		2012	2011		2010 (a)(b)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	— (c)	—		—	(c)	0.007
Net realized gain on investments	—	(c)	—	—		—		—
Total from investment operations	—	(c)	— (c)	—		—	(c)	0.007
Less Distributions to Shareholders:
From net investment income	—	(c)	— (c)	—		—	(c)	(0.007)
Increase from Contribution from Advisor	—		—	—	(c)	—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (d)(e)	0.02%		0.01%	0.00	%(f)	0.00%		0.66	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.15%		0.16%	0.19%		0.22%		0.34%
Waiver/Reimbursement	0.45%		0.42%	0.37%		0.31%		0.19%
Net investment income (h)	0.02%		0.01%	—		—	%(i)	0.12	%(g)
Net assets, end of period (000s)	$5,139		$5,138	$5,138		$5,136		$5,147

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2013		2012	2011		2010 (a)(b)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	— (c)	—		—	(c)	0.007
Net realized gain on investments	—	(c)	—	—		—		—
Total from investment operations	—	(c)	— (c)	—		—	(c)	0.007
Less Distributions to Shareholders:
From net investment income	—	(c)	— (c)	—		—	(c)	(0.007)
Increase from Contribution from Advisor	—		—	—	(c)	—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (d)(e)	0.02%		0.01%	0.00	%(f)	0.00	%(g)	0.71%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.15%		0.16%	0.19%		0.21%		0.30%
Waiver/Reimbursement	0.29%		0.27%	0.22%		0.17%		0.08%
Net investment income (h)	0.02%		0.01%	—		—	%(g)	0.62%
Net assets, end of period (000s)	$62,033		$62,270	$82,047		$108,968		$216,878

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – BofA Government Plus Reserves
August 31, 2013

Note 1. Organization

BofA Government Plus Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares. On October 3, 2011, the Daily Class shares, Investor Class shares and Investor II Class shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

BofA Government Plus Reserves, August 31, 2013

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

21

BofA Government Plus Reserves, August 31, 2013

For the year ended August 31, 2013, permanent book and tax basis differences resulting primarily from differing treatments for distribution re-designations were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$4,367	$(4,367)	$—

The tax character of distributions paid during the years ended August 31, 2013 and August 31, 2012 were as follows:

	August 31,
Distributions paid from	2013	2012
Ordinary Income*	$114,910	$48,337

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$3,652	$—

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act (December 22, 2010) be fully used before capital loss carry forwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.18%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

As of January 1, 2013, the Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2013. There is no guarantee that this expense limitation will continue after such date.

Prior to January 1, 2013, the Advisor had contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.16% of the Fund's average net assets.

For the year ended August 31, 2013, the Fund's effective advisory fee rate, net of fee waivers, was 0.16% of the Fund's average daily net assets.

22

BofA Government Plus Reserves, August 31, 2013

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.067%
Over $125 billion	0.020%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum initial investment requirements applicable to the account holder to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2013, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to selling agents for sales support services.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate servicing agents for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

23

BofA Government Plus Reserves, August 31, 2013

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2013 at an annual rate of 0.10% of the Fund's Liquidity Class shares average daily net assets, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2013, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.02% for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. Prior to March 20, 2012, the Distributor and the Advisor had voluntarily agreed to reimburse expenses, as applicable, in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

24

BofA Government Plus Reserves, August 31, 2013

The Advisor is entitled to recover from the Fund certain fees waived and/or expenses reimbursed on or after January 1, 2013 for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

At August 31, 2013, the amounts potentially recoverable by the Advisor pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31: 2016	Total potential recovery	Amount recovered during the year ended 08/31/2013
$547,381	$547,381	$—

Fees Paid to Officers and Trustees

All officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Custody Credits

Prior to January 1, 2013, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2013, these custody credits reduced total expenses by $11 for the Fund.

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2013, the Fund did not borrow under this arrangement.

Note 7. Capital Contribution

On November 29, 2010, an affiliate of the Advisor made a voluntary capital contribution to the Fund of $325,079.

Note 8. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

The Fund's risks include, but are not limited to, the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The

25

BofA Government Plus Reserves, August 31, 2013

Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

26

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Government Plus Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Government Plus Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2013

27

Federal Income Tax Information (Unaudited) – BofA Government Plus Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

28

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (10 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2013; Independent consultant to financial firms since 1995. Oversees 11 Funds.

George J. Gorman (Born 1952)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	George J. Gorman LLC (consulting firm), since December 2010; Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (9 funds).
William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; President and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010. Oversees 11 Funds. Columbia Funds (130 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (130 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005). Oversees 11 Funds.

29

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2010; Consultant—MBIA, since March 2008. Oversees 11 Funds. Korn/Ferry International (recruiting); Board Member—PartnerRE (reinsurance), since June 2013.

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.

30

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

Michelle H. Rhee (Born 1966)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2013)	Associate General Counsel, Bank of America since March 2004.
Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2013)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

31

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Plus Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Government Plus Reserves

Annual Report, August 31, 2013

© 2013 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-GOVP-42/294603-1013

BofATM Funds

Annual Report

August 31, 2013

•  BofA Government Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	5
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	26
Federal Income Tax Information	27
Fund Governance	28
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Government Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

03/1/13 – 08/31/13 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.10	1,024.75	0.45	0.46	0.09
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,024.75	0.45	0.46	0.09
Daily Class Shares	1,000.00	1,000.00	1,000.10	1,024.70	0.50	0.51	0.10
Institutional Capital Shares	1,000.00	1,000.00	1,000.10	1,024.75	0.45	0.46	0.09
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,024.70	0.50	0.51	0.10
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,024.70	0.50	0.51	0.10
Investor II Class Shares	1,000.00	1,000.00	1,000.10	1,024.70	0.50	0.51	0.10
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,024.75	0.45	0.46	0.09
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,024.75	0.45	0.46	0.09

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Government Reserves

August 31, 2013

Government & Agency Obligations – 95.7%
	Par ($)	Value ($)
U.S. Government Agencies – 77.9%
Federal Farm Credit Bank
0.030% 09/03/13 (a)	62,925,000	62,924,895
0.030% 09/04/13 (a)	20,000,000	19,999,950
0.030% 09/10/13 (a)	25,135,000	25,134,811
0.030% 09/13/13 (a)	50,000,000	49,999,500
0.030% 09/16/13 (a)	20,000,000	19,999,750
0.030% 09/24/13 (a)	83,280,000	83,278,404
0.030% 10/03/13 (a)	12,600,000	12,599,664
0.030% 10/04/13 (a)	25,000,000	24,999,312
0.030% 10/07/13 (a)	20,000,000	19,999,400
0.030% 10/08/13 (a)	30,000,000	29,999,075
0.030% 10/17/13 (a)	24,025,000	24,024,079
0.030% 10/25/13 (a)	63,000,000	62,997,165
0.040% 10/02/13 (a)	25,000,000	24,999,139
0.040% 10/21/13 (a)	75,000,000	74,995,833
0.050% 09/04/13 (a)	25,000,000	24,999,896
0.050% 09/26/13 (a)	20,000,000	19,999,306
0.050% 10/15/13 (a)	20,000,000	19,998,778
0.060% 09/24/13 (a)	25,000,000	24,999,042
0.100% 04/15/14 (a)	84,000,000	83,947,267
0.124% 09/27/13 (b)	68,000,000	67,999,266
0.144% 04/20/15 (09/20/13) (b)(c)	38,650,000	38,647,090
0.150% 02/05/14	10,850,000	10,850,543
0.150% 02/13/14	2,650,000	2,650,079
0.150% 08/26/14 (11/26/13) (b)(c)	25,490,000	25,488,736
0.155% 08/12/14 (09/12/13) (b)(c)	73,645,000	73,627,571
0.160% 04/23/14	9,600,000	9,601,440
0.165% 07/14/14 (09/14/13) (b)(c)	76,230,000	76,216,595
0.174% 11/19/13 (09/19/13) (b)(c)	5,250,000	5,249,892
0.184% 03/26/15 (09/26/13) (b)(c)	940,000	940,289
0.194% 08/27/14 (09/27/13) (b)(c)	1,031,000	1,031,522
0.199% 04/27/15 (09/27/13) (b)(c)	25,090,000	25,106,939
0.200% 11/20/13	18,894,000	18,895,365
0.203% 06/22/15 (09/22/13) (b)(c)	9,170,000	9,175,034
0.203% 04/23/15 (09/23/13) (b)(c)	15,473,000	15,482,681
0.209% 03/20/15 (09/20/13) (b)(c)	510,000	510,286
0.214% 06/26/15 (09/26/13) (b)(c)	14,150,000	14,164,556
	Par ($)	Value ($)
0.214% 07/20/15 (09/20/13) (b)(c)	21,270,000	21,286,471
0.214% 07/27/15 (09/27/13) (b)(c)	4,000,000	4,003,089
0.215% 02/13/15 (09/13/13) (b)(c)	1,440,000	1,441,170
0.216% 04/06/15 (09/06/13) (b)(c)	5,220,000	5,225,454
0.220% 04/25/14 (09/03/13) (b)(c)	235,000	234,785
0.220% 03/04/15 (09/03/13) (b)(c)	41,551,000	41,556,300
0.224% 07/24/15 (09/24/13) (b)(c)	10,000,000	10,011,607
0.230% 12/04/13	27,710,000	27,714,028
0.230% 03/24/15 (09/03/13) (b)(c)	300,000	300,356
0.230% 04/01/15 (10/01/13) (b)(c)	5,200,000	5,200,000
0.250% 06/11/14 (09/11/13) (b)(c)	1,050,000	1,050,783
0.250% 10/20/14 (10/20/13) (b)(c)	23,881,000	23,881,000
0.260% 03/04/14	4,220,000	4,222,303
0.280% 11/27/13 (09/03/13) (b)(c)	117,000,000	117,000,000
0.280% 10/14/14 (09/03/13) (b)(c)	3,185,000	3,189,691
0.300% 11/18/13	3,377,000	3,377,772
0.300% 02/21/14	40,700,000	40,736,920
0.300% 03/27/14 (09/03/13) (b)(c)	5,330,000	5,335,424
0.350% 09/23/13	49,000,000	49,008,411
0.350% 01/23/14	4,135,000	4,137,949
0.350% 05/01/15 (11/01/13) (b)(c)	16,075,000	16,111,625
0.400% 11/08/13	1,417,000	1,417,636
0.650% 10/15/13	1,315,000	1,315,782
0.700% 11/04/13	10,645,000	10,654,468
0.920% 11/26/13	6,639,000	6,651,401
0.980% 09/23/13	2,495,000	2,496,349
1.125% 02/27/14	23,437,000	23,549,970
1.300% 12/23/13	2,247,000	2,255,140
1.375% 02/10/14	1,005,000	1,010,434
2.125% 03/05/14	6,660,000	6,726,709
2.625% 04/17/14	10,041,000	10,196,838
3.000% 02/12/14	1,180,000	1,195,028
3.875% 10/07/13	16,168,000	16,226,963
4.950% 04/07/14	3,000,000	3,086,164

See Accompanying Notes to Financial Statements.

2

BofA Government Reserves

August 31, 2013

Government & Agency Obligations (continued)
	Par ($)	Value ($)
Federal Home Loan Bank
0.040% 09/25/13 (a)	147,005,000	147,001,080
0.040% 10/02/13 (a)	166,680,000	166,674,259
0.048% 10/04/13 (a)	41,565,000	41,563,171
0.055% 09/04/13 (a)	41,770,000	41,769,809
0.060% 09/13/13 (a)	45,945,000	45,944,081
0.070% 09/06/13 (a)	41,933,000	41,932,592
0.080% 10/04/13 (a)	81,380,000	81,374,032
0.080% 11/15/13 (a)	10,000,000	9,998,333
0.088% 09/18/13 (a)	118,200,000	118,195,088
0.090% 11/29/13 (a)	74,125,000	74,121,530
0.100% 09/06/13 (a)	10,300,000	10,299,857
0.100% 11/13/13 (a)	50,000,000	49,998,260
0.100% 11/22/13 (a)	41,225,000	41,223,347
0.100% 12/03/13	20,000,000	20,000,150
0.100% 12/06/13 (a)	23,280,000	23,278,639
0.110% 10/25/13 (a)	43,450,000	43,449,883
0.110% 03/03/14 (a)	111,995,000	111,981,277
0.120% 02/20/14 (a)	114,240,000	114,228,919
0.125% 12/20/13 (a)	18,680,000	18,677,067
0.125% 03/20/14	45,560,000	45,560,353
0.125% 03/21/14 (a)	10,000,000	9,998,243
0.125% 03/24/14 (a)	60,000,000	59,997,895
0.130% 09/26/13	20,825,000	20,826,123
0.130% 04/16/14 (a)	21,660,000	21,659,177
0.150% 09/11/13	219,600,000	219,604,867
0.150% 09/27/13 (a)	35,000,000	34,999,535
0.150% 10/04/13 (a)	61,960,000	61,958,852
0.160% 11/08/13 (09/03/13) (b)(c)	6,820,000	6,819,487
0.170% 11/08/13 (09/03/13) (b)(c)	59,190,000	59,185,528
0.170% 02/26/14	6,115,000	6,115,807
0.170% 03/21/14	79,710,000	79,727,368
0.180% 11/25/13 (09/03/13) (b)(c)	38,000,000	37,998,211
0.180% 01/07/14	66,785,000	66,786,029
0.180% 03/06/14	4,985,000	4,985,714
0.180% 03/11/14	19,715,000	19,719,643
0.200% 10/04/13	3,250,000	3,250,166
0.220% 06/11/14 (09/03/13) (b)(c)	1,300,000	1,301,330
0.250% 09/06/13	5,415,000	5,415,145
0.250% 02/18/14	875,000	875,390
0.270% 09/12/13	40,925,000	40,926,074
0.280% 09/16/13	12,250,000	12,250,544
0.280% 10/25/13	29,430,000	29,435,164
0.280% 11/14/13	21,995,000	22,000,033
0.280% 11/21/13	76,310,000	76,326,477
0.290% 11/08/13	905,000	905,190
0.290% 12/03/13	4,025,000	4,026,105
	Par ($)	Value ($)
0.290% 12/06/13	2,525,000	2,525,716
0.300% 10/18/13	1,165,000	1,165,200
0.300% 11/15/13	1,295,000	1,295,390
0.300% 11/22/13	3,000,000	3,000,858
0.300% 12/04/13	13,000,000	13,004,284
0.310% 12/05/13	20,945,000	20,952,266
0.310% 12/06/13	27,260,000	27,269,191
0.320% 12/11/13	545,000	545,288
0.330% 01/03/14	31,135,000	31,154,344
0.340% 12/18/13	75,000,000	75,048,765
0.350% 09/30/13	1,290,000	1,290,291
0.375% 10/18/13	16,930,000	16,934,490
0.375% 11/27/13	37,530,000	37,549,475
0.375% 01/29/14	9,040,000	9,048,930
0.500% 12/13/13	135,835,000	135,961,857
1.000% 09/13/13	3,740,000	3,740,985
1.000% 01/30/14	645,000	647,383
2.000% 10/25/13	810,000	812,201
2.375% 03/14/14	20,400,000	20,640,445
2.650% 04/23/14	650,000	660,239
3.125% 12/13/13	16,975,000	17,117,118
3.625% 10/18/13	87,165,000	87,553,867
4.000% 09/06/13	5,535,000	5,537,891
4.375% 09/13/13	13,030,000	13,047,593
4.500% 09/16/13	51,645,000	51,735,556
4.875% 11/27/13	13,675,000	13,828,378
4.875% 12/13/13	25,630,000	25,970,020
5.250% 09/13/13	555,000	555,921
Tennessee Valley Authority
0.030% 09/12/13 (a)	150,000,000	149,998,625
0.035% 10/17/13 (a)	10,000,000	9,999,553
0.040% 10/17/13 (a)	150,000,000	149,992,333
0.058% 09/05/13 (a)	13,611,000	13,610,912
0.060% 10/03/13 (a)	76,255,000	76,250,933
0.070% 10/10/13 (a)	17,411,000	17,409,680
U.S. Government Agencies Total		4,767,562,972
U.S. Government Obligations – 17.8%
U.S. Treasury Bill
0.005% 09/05/13 (d)	134,400,000	134,399,925
0.010% 09/05/13 (d)	84,005,000	84,004,907
0.020% 09/05/13 (d)	665,000	664,998
0.035% 09/12/13 (d)	167,915,000	167,913,204
0.040% 09/26/13 (d)	84,065,000	84,062,665
0.041% 09/05/13 (d)	56,252,000	56,251,744
0.045% 09/05/13 (d)	62,075,000	62,074,690
0.048% 09/19/13 (d)	62,905,000	62,903,506
0.055% 09/05/13 (d)	18,546,000	18,545,887
0.060% 09/05/13 (d)	145,585,000	145,584,029

See Accompanying Notes to Financial Statements.

3

BofA Government Reserves

August 31, 2013

Government & Agency Obligations (continued)
	Par ($)	Value ($)
U.S. Treasury Note
0.125% 09/30/13	175,705,000	175,715,956
0.750% 09/15/13	95,000,000	95,024,768
U.S. Government Obligations Total		1,087,146,279
Total Government & Agency Obligations (cost of $5,854,709,251)		5,854,709,251
Total Investments – 95.7% (cost of $5,854,709,251)(e)		5,854,709,251
Other Assets & Liabilities, Net – 4.3%		262,104,335
Net Assets – 100.0%		6,116,813,586

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2013.

(c)  Parenthetical date represents the effective maturity date for the security.

(d)  The rate shown represents the annualized yield at the date of purchase.

(e)  Cost for federal income tax purposes is $5,854,709,251.

The following table summarizes the inputs used, as of August 31, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government and Agency Obligations	$—	$5,854,709,251	$—	$5,854,709,251
Total Investments	$—	$5,854,709,251	$—	$5,854,709,251

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
U.S. Government Agencies	77.9
U.S. Government Obligations	17.8
95.7
Other Assets & Liabilities, Net	4.3
100.0

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – BofA Government Reserves
August 31, 2013

		($)
Assets	Investments, at amortized cost approximating value	5,854,709,251
	Cash	675
	Receivable for:
	Investments sold	331,244,000
	Fund shares sold	3,050
	Interest	7,103,938
	Expense reimbursement due from investment advisor	31,867
	Trustees' deferred compensation plan	20,552
	Prepaid expenses	68,824
	Total Assets	6,193,182,157
Liabilities	Payable for:
	Investments purchased	75,750,675
	Fund shares repurchased	900
	Distributions	31,948
	Investment advisory fee	162,625
	Administration fee	199,738
	Pricing and bookkeeping fees	18,945
	Transfer agent fee	22,498
	Trustees' fees	26,146
	Custody fee	32,527
	Chief compliance officer expenses	3,133
	Trustees' deferred compensation plan	20,552
	Other liabilities	98,884
	Total Liabilities	76,368,571
	Net Assets	6,116,813,586
Net Assets Consist of	Paid-in capital	6,117,245,862
	Overdistributed net investment income	(15,306)
	Accumulated net realized loss	(416,970)
	Net Assets	6,116,813,586

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities (continued) – BofA Government Reserves
August 31, 2013

Adviser Class Shares	Net assets	$417,569,476
	Shares outstanding	417,609,874
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$3,645,814,455
	Shares outstanding	3,646,143,222
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$62,724,461
	Shares outstanding	62,730,326
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$68,509
	Shares outstanding	68,515
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$45,979,308
	Shares outstanding	45,985,170
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$4,209,837
	Shares outstanding	4,210,231
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$1,406,215
	Shares outstanding	1,406,348
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$139,587,105
	Shares outstanding	139,600,900
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$1,799,454,220
	Shares outstanding	1,799,626,757
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

6

Statement of Operations – BofA Government Reserves
For the Year Ended August 31, 2013

		($)
Investment Income	Interest	7,465,986
Expenses	Investment advisory fee	9,445,983
	Administration fee	6,157,322
	Distribution fee:
	Daily Class Shares	311,839
	Investor Class Shares	4,981
	Investor II Class Shares	1,917
	Service fee:
	Adviser Class Shares	952,358
	Daily Class Shares	222,742
	Investor Class Shares	12,453
	Investor II Class Shares	4,794
	Liquidity Class Shares	316,470
	Shareholder administration fee:
	Institutional Class Shares	56,645
	Investor II Class Shares	1,917
	Trust Class Shares	1,787,374
	Transfer agent fee	131,059
	Pricing and bookkeeping fees	159,247
	Trustees' fees	105,126
	Custody fee	99,400
	Chief compliance officer expenses	17,679
	Other expenses	618,781
	Total Expenses	20,408,087
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(9,895,277)
	Fees waived by distributor:
	Adviser Class Shares	(952,180)
	Daily Class Shares	(534,457)
	Institutional Class Shares	(55,898)
	Investor Class Shares	(17,409)
	Investor II Class Shares	(8,626)
	Liquidity Class Shares	(316,574)
	Trust Class Shares	(1,784,920)
	Expense reductions	(6,557)
	Net Expenses	6,836,189
	Net Investment Income	629,797
	Net realized gain on investments	12,315
	Net Increase Resulting from Operations	642,112

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – BofA Government Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2013 ($)	2012 ($)
Operations	Net investment income	629,797	289,155
	Net realized gain on investments	12,315	12,162
	Net increase resulting from operations	642,112	301,317
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(38,098)	(17,523)
	Capital Class Shares (1)	(375,892)	(162,369)
	Daily Class Shares	(8,911)	(3,432)
	Institutional Capital Shares (1)	(618)	(5,254)
	Institutional Class Shares	(14,170)	(11,990)
	Investor Class Shares	(498)	(225)
	Investor II Class Shares (1)	(192)	(66)
	Liquidity Class Shares	(12,665)	(5,179)
	Trust Class Shares	(178,754)	(83,116)
	Total distributions to shareholders	(629,798)	(289,154)
	Net Capital Stock Transactions	(425,917,609)	(25,004,079)
	Total decrease in net assets	(425,905,295)	(24,991,916)
Net Assets	Beginning of period	6,542,718,881	6,567,710,797
	End of period	6,116,813,586	6,542,718,881
	Overdistributed net investment income at end of period	(15,306)	(15,305)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – BofA Government Reserves

	Capital Stock Activity
	Year Ended August 31,
	2013		2012
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	2,490,803,185	2,490,803,185	1,492,136,883	1,492,136,883
Distributions reinvested	3,497	3,497	2,113	2,113
Redemptions	(2,394,280,869)	(2,394,280,869)	(1,564,415,429)	(1,564,415,429)
Net increase (decrease)	96,525,813	96,525,813	(72,276,433)	(72,276,433)
Capital Class Shares (1)
Subscriptions	12,322,900,962	12,322,900,962	10,158,039,538	10,158,039,538
Conversion	—	—	25,992,068	25,992,068
Distributions reinvested	232,724	232,724	109,396	109,396
Redemptions	(12,461,611,325)	(12,461,611,325)	(9,902,353,681)	(9,902,353,681)
Net increase (decrease)	(138,477,639)	(138,477,639)	281,787,321	281,787,321
Daily Class Shares
Subscriptions	433,161,072	433,161,072	16,680,642	16,680,642
Distributions reinvested	1	1	12	12
Redemptions	(445,613,674)	(445,613,674)	(47,684,833)	(47,684,833)
Net decrease	(12,452,601)	(12,452,601)	(31,004,179)	(31,004,179)
Institutional Capital Shares (1)
Subscriptions	7,677,365	7,677,365	355,561,030	355,561,029
Distributions reinvested	—	—	2	2
Redemptions	(83,095,814)	(83,095,814)	(317,058,297)	(317,058,297)
Net increase (decrease)	(75,418,449)	(75,418,449)	38,502,735	38,502,734
Institutional Class Shares
Subscriptions	582,426,158	582,426,158	927,453,505	927,453,505
Distributions reinvested	12,849	12,849	10,361	10,361
Redemptions	(750,035,736)	(750,035,736)	(1,241,203,752)	(1,241,203,752)
Net decrease	(167,596,729)	(167,596,729)	(313,739,886)	(313,739,886)
Investor Class Shares
Subscriptions	31,954,490	31,954,490	20,149,345	20,149,345
Distributions reinvested	—	—	11	11
Redemptions	(32,301,624)	(32,301,624)	(23,458,224)	(23,458,224)
Net decrease	(347,134)	(347,134)	(3,308,868)	(3,308,868)
Investor II Class Shares (1)
Subscriptions	3,681,405	3,681,405	1,267,351	1,267,350
Distributions reinvested	111	111	57	57
Redemptions	(4,004,554)	(4,004,554)	(970,572)	(970,572)
Net increase (decrease)	(323,038)	(323,038)	296,836	296,835
Liquidity Class Shares
Subscriptions	790,052,449	790,052,449	1,121,882,888	1,121,882,888
Distributions reinvested	12,656	12,656	5,289	5,289
Redemptions	(793,145,931)	(793,145,931)	(1,136,068,231)	(1,136,068,231)
Net decrease	(3,080,826)	(3,080,826)	(14,180,054)	(14,180,054)
Retail A Shares (1)
Subscriptions	—	—	100,710	100,709
Conversion	—	—	(25,992,068)	(25,992,068)
Redemptions	—	—	(156,387)	(156,387)
Net decrease	—	—	(26,047,745)	(26,047,746)
Trust Class Shares
Subscriptions	4,514,627,532	4,514,627,532	3,525,012,759	3,525,012,759
Distributions reinvested	523	523	315	315
Redemptions	(4,639,375,061)	(4,639,375,061)	(3,410,046,877)	(3,410,046,877)
Net increase (decrease)	(124,747,006)	(124,747,006)	114,966,197	114,966,197

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—		0.0051
Net realized gain on investments	—	(d)	—		—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—		0.0051
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.0051)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.00	%(h)	0.00	%(h)	0.00	%(h)	0.51%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.11%		0.11%		0.16%		0.16%		0.42%
Waiver/Reimbursement	0.41%		0.41%		0.35%		0.35%		0.08%
Net investment income (i)	0.01%		—	%(h)	—	%(h)	—		0.57%
Net assets, end of period (000s)	$417,569		$321,056		$393,326		$696,992		$1,047,967

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2013		2012 (a)		2011 (b)		2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	(e)	—	(f)	0.0071
Net realized gain on investments	—	(e)	—		—		—		—
Total from investment operations	—	(e)	—	(e)	—	(e)	—	(f)	0.0071
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(f)	(0.0071)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.01%		0.00	%(i)	0.00	%(i)	0.00	%(i)	0.71%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.11%		0.11%		0.15%		0.16%		0.20%
Waiver/Reimbursement	0.16%		0.16%		0.11%		0.10%		0.05%
Net investment income (j)	0.01%		—	%(i)	—	%(i)	—	%(i)	0.68%
Net assets, end of period (000s)	$3,645,814		$3,784,266		$3,502,524		$5,188,621		$11,711,498

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—		0.0036
Net realized gain on investments	—	(d)	—		—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—		0.0036
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.0036)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.00	%(h)	0.00	%(h)	0.00	%(h)	0.36%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.11%		0.11%		0.16%		0.16%		0.56%
Waiver/Reimbursement	0.75%		0.76%		0.70%		0.70%		0.29%
Net investment income (i)	0.01%		—	%(h)	—	%(h)	—		0.36%
Net assets, end of period (000s)	$62,724		$75,176		$106,178		$469,892		$1,022,642

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2013		2012 (a)		2011 (b)		2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	(e)	—	(f)	0.0071
Net realized gain on investments	—	(e)	—		—		—		—
Total from investment operations	—	(e)	—	(e)	—	(e)	—	(f)	0.0071
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(f)	(0.0071)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.01%		0.00	%(i)	0.00	%(i)	0.00	%(i)	0.71%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.14	%(k)	0.11%		0.16%		0.16%		0.20%
Waiver/Reimbursement	0.13%		0.15%		0.10%		0.10%		0.05%
Net investment income (j)	0.01%		0.01%		—	%(i)	—	%(i)	0.75%
Net assets, end of period (000s)	$69		$75,480		$36,981		$97,318		$129,606

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—		0.0067
Net realized gain on investments	—	(d)	—		—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—		0.0067
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.0067)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.00	%(h)	0.00	%(h)	0.00	%(h)	0.67%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.11%		0.11%		0.16%		0.16%		0.24%
Waiver/Reimbursement	0.19%		0.20%		0.14%		0.14%		0.05%
Net investment income (i)	0.01%		—	%(h)	—	%(h)	—		0.66%
Net assets, end of period (000s)	$45,979		$213,568		$527,276		$1,096,358		$2,667,449

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—		0.0046
Net realized gain on investments	—	(d)	—		—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—		0.0046
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.0046)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.00	%(h)	0.00	%(h)	0.00	%(h)	0.46%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.11%		0.11%		0.16%		0.16%		0.46%
Waiver/Reimbursement	0.51%		0.51%		0.45%		0.45%		0.14%
Net investment income (i)	0.01%		—	%(h)	—	%(h)	—		0.42%
Net assets, end of period (000s)	$4,210		$4,557		$7,866		$17,681		$117,298

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor II Class Shares	2013		2012 (a)		2011 (b)		2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	(e)	—		0.0043
Net realized gain on investments	—	(e)	—		—		—		—
Total from investment operations	—	(e)	—	(e)	—	(e)	—		0.0043
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(f)	(0.0043)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.01%		0.00	%(i)	0.00	%(i)	0.00	%(i)	0.43%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.11%		0.11%		0.15%		0.16%		0.51%
Waiver/Reimbursement	0.61%		0.61%		0.56%		0.55%		0.19%
Net investment income (j)	0.01%		—	%(i)	—	%(i)	—		0.41%
Net assets, end of period (000s)	$1,406		$1,729		$1,432		$1,943		$13,777

(a)  After the close of business on September 30, 2011, Class A Shares were renamed Investor II Class Shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—		0.0057
Net realized gain on investments	—	(d)	—		—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—		0.0057
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.0057)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.00	%(h)	0.00	%(h)	0.00	%(h)	0.57%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.11%		0.11%		0.15%		0.16%		0.34%
Waiver/Reimbursement	0.41%		0.41%		0.36%		0.35%		0.16%
Net investment income (i)	0.01%		—	%(h)	—	%(h)	—	%(h)	0.61%
Net assets, end of period (000s)	$139,587		$142,671		$156,846		$275,844		$864,213

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—		0.0061
Net realized gain on investments	—	(d)	—		—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—		0.0061
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.0061)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.00	%(h)	0.00	%(h)	0.00	%(h)	0.61%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.11%		0.11%		0.15%		0.16%		0.29%
Waiver/Reimbursement	0.26%		0.26%		0.21%		0.20%		0.06%
Net investment income (i)	0.01%		—	%(h)	—	%(h)	—		0.56%
Net assets, end of period (000s)	$1,799,454		$1,924,215		$1,809,236		$1,575,967		$2,678,358

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – BofA Government Reserves
August 31, 2013

Note 1. Organization

BofA Government Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

19

BofA Government Reserves, August 31, 2013

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2013 and August 31, 2012 were as follows:

	August 31,
Distributions paid from	2013	2012
Ordinary Income*	$629,798	$289,154

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$19,665	$—

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act (December 22, 2010) be fully used before capital loss carry forwards generated in taxable years prior to effective date of the Act. Therefore, under certain

20

BofA Government Reserves, August 31, 2013

circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

As of August 31, 2013, the Fund had pre-Act capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2014	$416,970

Capital loss carry forwards of $12,315 were utilized by the Fund during the year ended August 31, 2013.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2013. There is no guarantee that this expense limitation will continue after such date.

For the year ended August 31, 2013, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The

21

BofA Government Reserves, August 31, 2013

Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum initial investment requirements applicable to the account holder to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2013, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to selling agents for sales support services.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate servicing agents for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2013 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

22

BofA Government Reserves, August 31, 2013

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2013, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.01% for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time. Prior to March 20, 2012, the Distributor and the Advisor had voluntarily agreed to reimburse expenses, as applicable, in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

The Advisor is entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

At August 31, 2013, the amounts potentially recoverable by the Advisor pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2016	2015	2014	recovery	ended 08/31/13
$4,126,445	$4,148,892	$5,576,141	$13,851,478	$—

23

BofA Government Reserves, August 31, 2013

Fees Paid to Officers and Trustees

All officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Custody Credits

Prior to January 1, 2013, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2013, these custody credits reduced total expenses by $6,557 for the Fund.

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2013, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to, the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed,

24

BofA Government Reserves, August 31, 2013

among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

25

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Government Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Government Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2013

26

Federal Income Tax Information (Unaudited) – BofA Government Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

27

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (10 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2013; Independent consultant to financial firms since 1995. Oversees 11 Funds.

George J. Gorman (Born 1952)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	George J. Gorman LLC (consulting firm), since December 2010; Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (9 funds).
William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; President and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010. Oversees 11 Funds. Columbia Funds (130 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (130 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005). Oversees 11 Funds.

28

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2010; Consultant—MBIA, since March 2008. Oversees 11 Funds. Korn/Ferry International (recruiting); Board Member—PartnerRE (reinsurance), since June 2013.

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.

29

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

Michelle H. Rhee (Born 1966)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2013)	Associate General Counsel, Bank of America since March 2004.
Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2013)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

30

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Government Reserves

Annual Report, August 31, 2013

© 2013 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-GOVT-42/294603-1013

BofATM Funds

Annual Report

August 31, 2013

•  BofA Connecticut Municipal Reserves

•  BofA Massachusetts Municipal Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	3
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	15
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	29
Federal Income Tax Information	30
Fund Governance	31
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Connecticut Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

03/01/13 – 08/31/13 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.30	1,024.35	0.86	0.87	0.17
Investor Class Shares	1,000.00	1,000.00	1,000.20	1,024.30	0.91	0.92	0.18
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,024.25	0.96	0.97	0.19

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Understanding Your Expenses – BofA Massachusetts Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

03/01/13 – 08/31/13 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.20	1,024.40	0.81	0.82	0.16
Investor Class Shares	1,000.00	1,000.00	1,000.20	1,024.35	0.86	0.87	0.17
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,024.30	0.91	0.92	0.18

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

2

Investment Portfolio – BofA Connecticut Municipal Reserves

August 31, 2013

Municipal Bonds – 94.3%
	Par ($)	Value ($)
Connecticut – 69.8%
CT Branford
Series 2013
1.000% 08/14/14	540,000	544,098
CT Clinton
Series 2013,
1.250% 02/11/14	1,000,000	1,004,496
CT Development Authority
Imperial Electric Assembly,
Series 2001, AMT, LOC: Wells Fargo Bank N.A.
0.230% 05/01/21 (09/05/13) (a)(b)	775,000	775,000
RK Bradley Associates LP,
Bradley Airport Hotel, Series 2006, LOC: TD Bank N.A. 0.060% 12/01/28 (09/05/13) (a)(b)	2,000,000	2,000,000
CT Hartford County Metropolitan District
Series 2013,
1.750% 03/25/14	1,000,000	1,008,741
CT Health & Educational Facilities Authority
CIL Community Resources,
Series 2011 A, LOC: HSBC Bank USA N.A. 0.060% 07/01/41 (09/05/13) (a)(b)	2,390,000	2,390,000
Eastern Connecticut Health,
Series 2010 E, LOC: TD Bank N.A. 0.060% 07/01/34 (09/05/13) (a)(b)	4,500,000	4,500,000
Griffin Hospital,
Series 2007 C, LOC: Wells Fargo Bank N.A. 0.040% 07/01/37 (09/05/13) (a)(b)	1,600,000	1,600,000
Hospital for Special Care,
Series 2010 E, LOC: Federal Home Loan Bank of Boston 0.060% 07/01/37 (09/05/13) (a)(b)	2,090,000	2,090,000
Lawrence & Memorial Hospital, Inc.,
Series 2004 E, LOC: JPMorgan Chase Bank 0.090% 07/01/34 (09/04/13) (a)(b)	2,400,000	2,400,000

	Par ($)	Value ($)
St. Francis Hospital & Medical Center,
Series 2008 F, LOC: JPMorgan Chase Bank 0.060% 07/01/47 (09/05/13) (a)(b)	1,500,000	1,500,000
The Hotchkiss School,
Series 2000 A, SPA: U.S. Bank N.A. 0.070% 07/01/30 (09/05/13) (a)(b)	2,800,000	2,800,000
The Taft School,
Series 2000 E, LOC: Wells Fargo Bank N.A. 0.120% 07/01/30 (09/04/13) (a)(b)	3,200,000	3,200,000
Wesleyan University,
Series 2010, LIQ FAC: Citibank N.A. 0.060% 01/01/18 (09/05/13) (a)(b)(c)	2,500,000	2,500,000
Yale University:
Series 2001 V-1, 0.050% 07/01/36 (09/03/13) (b)(d)	2,200,000	2,200,000
Series 2005 Y-2,
0.030% 07/01/35 (09/03/13) (b)(d)	2,895,000	2,895,000
CT Housing Finance Authority
MERLOTS,
Series 2007 C90, AMT, SPA: Wells Fargo Bank N.A. 0.230% 11/15/15 (01/15/14) (a)(b)	4,470,000	4,470,000
Series 2009 A-2,
SPA: JPMorgan Chase Bank 0.060% 05/15/39 (09/03/13) (a)(b)	1,000,000	1,000,000
CT Killingly
Series 2013,
1.000% 04/30/14	2,000,000	2,009,071
CT Manchester
Series 2013
1.500% 07/03/14	1,000,000	1,010,755
CT Monroe
Series 2008,
Pre-refunded 02/15/13: 4.250% 12/15/20	325,000	328,712
4.375% 12/15/21	215,000	217,532

See Accompanying Notes to Financial Statements.

3

BofA Connecticut Municipal Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
CT North Branford
Series 2012,
1.000% 11/06/13	500,000	500,676
CT Oxford
Series 2013
0.750% 07/24/14	1,000,000	1,004,809
CT Regional School District No. 16
Series 2012,
Insured: State Aid Withholding 2.000% 09/01/13	400,000	400,000
CT Regional School District No. 18
Series 2011,
Insured: State Aid Withholding 3.000% 02/15/14	250,000	252,947
CT Shelton
Series 2013 A
2.000% 08/01/14	471,000	478,133
CT State
Series 2003 A,
Pre-refunded 10/01/13, Escrowed in U.S. Treasuries, 5.000% 10/01/19	1,000,000	1,003,879
Series 2005,
LIQ FAC: JPMorgan Chase Bank 0.070% 11/15/13 (09/05/13) (a)(b)(c)	1,570,000	1,570,000
Series 2010 C,
5.000% 12/01/13	500,000	505,882
CT University of Connecticut
Series 2010 A
Insured: General Obligation of University of CT 5.000% 02/15/14	750,000	766,223
CT Vernon
Series 2012
3.000% 08/01/14	780,000	799,293
CT West Hartford
Series 2005 B,
5.000% 10/01/13	200,000	200,759
Connecticut Total		49,926,006

	Par ($)	Value ($)
Illinois – 1.0%
IL Chicago
Gas Plus, Inc.,
Series 2002, AMT, LOC: Northern Trust Co. 0.550% 11/01/22 (09/05/13) (a)(b)	750,000	750,000
Illinois Total		750,000
New Jersey – 3.1%
NJ Economic Development Authority
LOC:BNP Paribas
0.250% 09/17/13	2,200,000	2,200,000
New Jersey Total		2,200,000
Puerto Rico – 20.4%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2007 462,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.110% 08/01/47 (09/05/13) (a)(b)(c)	4,765,000	4,765,000
Series 2008 627A,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.070% 08/01/54 (09/05/13) (a)(b)	2,000,000	2,000,000
PR Commonwealth of Puerto Rico RIB Floater Trust
Series 2013 8WE,
LOC: Barclays Bank PLC 0.110% 09/30/14 (09/05/13) (a)(b)(c)	3,600,000	3,600,000
Series 2013-18WE
LOC: Barclays Bank PLC 0.110% 12/01/13 (09/05/13) (a)(b)(c)	3,000,000	3,000,000
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46
LOC: Royal Bank of Canada 0.160% 09/01/15 (10/01/13) (a)(b)(c)	1,200,000	1,200,000
Puerto Rico Total		14,565,000
Total Municipal Bonds (cost of $67,441,006)		67,441,006

See Accompanying Notes to Financial Statements.

4

BofA Connecticut Municipal Reserves

August 31, 2013

Closed-End Investment Company – 5.6%
	Par ($)	Value ($)
Other – 5.6%
Nuveen AMT-Free Municipal Income Fund
Series 2013 2-1309,
LIQ FAC: Citibank N.A. 0.150% 12/01/40 (09/05/13) (a)(b)(c)	4,000,000	4,000,000
Other Total		4,000,000
Total Closed-End Investment Company (cost of $4,000,000)		4,000,000
Total Investments – 99.9% (cost of $71,441,006) (e)		71,441,006
Other Assets & Liabilities, Net – 0.1%		52,128
Net Assets – 100.0%		71,493,134

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2013.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, these securities, which are not illiquid, amounted to $20,635,000 or 28.9% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2013.

(e)  Cost for federal income tax purposes is $71,441,006.

The following table summarizes the inputs used, as of August 31, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$67,441,006	$—	$67,441,006
Total Closed-End Investment Company	—	4,000,000	—	4,000,000
Total Investments	$—	$71,441,006	$—	$71,441,006

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	94.3
Closed-End Investment Company	5.6
99.9
Other Assets & Liabilities, Net	0.1
100.0

Acronym	Name
AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts – Liquidity Optional Tender Series
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

5

Investment Portfolio – BofA Massachusetts Municipal Reserves

August 31, 2013

Municipal Bonds – 96.5%
	Par ($)	Value ($)
Massachusetts – 79.7%
MA Arlington
Series 2012 A,
3.000% 11/15/13	772,000	776,272
MA Barclays Capital Municipal Trust Receipts
Harvard University,
Series 2010, LIQ FAC: Barclays Bank PLC 0.070% 12/15/34 (09/05/13) (a)(b)(c)	1,000,000	1,000,000
MA Barnstable
Series 2007,
4.000% 02/15/14	500,000	508,392
MA BB&T Municipal Trust
Massachusetts State Water Resources,
Series 2007 B, LIQ FAC: Branch Banking & Trust 0.070% 02/01/29 (09/05/13) (a)(b)	1,700,000	1,700,000
MA Billerica
Series 2013 A,
2.000% 05/15/14	1,717,000	1,737,671
Series 2013 B,
1.000% 11/15/13	532,000	532,800
Series 2013,
1.500% 09/20/13	1,650,000	1,651,053
MA Canton
Series 2013,
3.000% 03/15/14	426,959	433,103
MA Commonwealth of Massachusetts
5.500% 11/01/13	760,000	766,602
Series 2003 D
Pre-refunded 10/01/13, 5.250% 10/01/21	1,000,000	1,004,167
MA Department of Transportation
Contract Assistance-A7,
Series 2010, SPA: JPMorgan Chase Bank 0.060% 01/01/29 (09/04/13) (a)(b)	3,000,000	3,000,000

	Par ($)	Value ($)
MA Deutsche Bank Spears/Lifers Trust
Massachusetts State College Building Authority,
Series 2008, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.070% 05/01/39 (09/05/13) (a)(b)	3,555,000	3,555,000
MA Development Finance Agency
Babson College,
Series 2008 A, LOC: FHLB 0.060% 10/01/32 (09/05/13) (a)(b)	1,925,000	1,925,000
Beth Israel Deaconess Medical:
Series 2011 A, LOC: RBS Citizens N.A. 0.070% 06/01/41 (09/05/13) (a)(b)	8,800,000	8,800,000
Series 2011 B, LOC: M&T Bank 0.080% 06/01/41 (09/05/13) (a)(b)	6,455,000	6,455,000
Partners Healthcare System,
Series 2012, LIQ FAC: Citibank N.A. 0.060% 07/01/19 (09/05/13) (a)(b)(c)	1,500,000	1,500,000
Tabor Academy,
Series 2007 A, LOC: FHLB, 0.060% 12/01/36 (09/04/13) (a)(b)	6,915,000	6,915,000
MA Easton
Series 2013
1.000% 08/22/14	2,700,000	2,719,117
MA Fairhaven
Series 2012,
1.000% 11/01/13	1,500,000	1,501,850
MA Framingham
Series 2012 A,
2.000% 12/01/13	2,528,000	2,538,616
MA Gloucester
Series 2006,
5.000% 07/15/14	920,000	957,037

See Accompanying Notes to Financial Statements.

6

BofA Massachusetts Municipal Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
MA Health & Educational Facilities Authority
Harrington Memorial,
Series 2008 A, LOC: TD Bank N.A. 0.050% 07/01/38 (09/04/13) (a)(b)	370,000	370,000
Pooled Loan Program,
Series 2008 N, LOC: TD Bank N.A. 0.050% 02/01/38 (09/03/13) (a)(b)	500,000	500,000
Tufts University,
Series 1995 G SPA: Wells Fargo Bank N.A. 0.040% 02/15/26 (09/03/13) (a)(b)	700,000	700,000
Wellesley College,
Series 2008 I, 0.030% 07/01/39 (09/03/13) (b)(d)	3,350,000	3,350,000
MA Holliston
Series 2013,
1.000% 05/23/14	1,010,000	1,014,871
MA Housing Finance Agency
ROCS RRII R 11928,
Series 2011, AMT, LIQ FAC: Citibank N.A. 0.160% 06/01/36 (09/05/13) (a)(b)(c)	3,195,000	3,195,000
MA Industrial Finance Agency
120 Chestnut Street LP,
Series 1992, LOC: Sumitomo Bank Ltd. 0.070% 08/01/26 (09/04/13) (a)(b)	2,610,000	2,610,000
Governor Dummer Academy,
Series 1996, LOC: TD Bank N.A. 0.060% 07/01/26 (09/05/13) (a)(b)	2,900,000	2,900,000
MA Lawrence
Series 2012,
DPCE: Massachusetts Qualified Bond Program (Chapter 44A) 1.250% 09/01/13	2,000,000	2,000,000
Series 2013,
DPCE: Massachusetts Qualified Bond Program (Chapter 44A): 1.000% 06/01/14	7,147,450	7,175,617
1.000% 09/01/14 (e)	4,000,000	4,022,160

	Par ($)	Value ($)
MA Marshfield
Series 2012,
2.000% 11/01/13	2,057,000	2,062,896
MA Massachusetts Bay Transportation Authority
0.100% 09/05/13	3,000,000	3,000,000
MA Natick
Series 2013,
2.000% 04/15/14	1,111,000	1,122,819
MA Norton
Series 2012,
1.000% 12/13/13	1,000,000	1,002,023
MA RBC Municipal Products, Inc. Trust
Series 2012 E-38,
LOC: Royal Bank of Canada 0.070% 01/01/16 (09/05/13) (a)(b)(c)	12,000,000	12,000,000
MA Shrewsbury
Series 2013
1.000% 01/24/14	2,325,000	2,331,674
MA State
Series 2003 D,
Pre-refunded 10/01/13, 5.000% 10/01/27	1,350,000	1,355,220
Series 2012 A,
0.190% 09/01/13 (09/05/13) (b)(d)	3,000,000	3,000,000
MA University of Massachusetts Building Authority
Series 2008 1,
LOC: Lloyds TSB Bank PLC 0.090% 05/01/38 (09/04/13) (a)(b)	4,900,000	4,900,000
MA Waltham
Series 2013
2.000% 02/01/14	1,303,000	1,312,067
MA Water Resources Authority
ROCS RRII R 11914,
Series 2011, LIQ FAC: Citibank N.A. 0.060% 08/01/18 (09/05/13) (a)(b)(c)	2,575,000	2,575,000
Series 2008 A1,
Insured: Government of Authority, SPA: JPMorgan Chase Bank, 0.050% 08/01/37 (09/04/13) (a)(b)	4,410,000	4,410,000
See Accompanying Notes to Financial Statements.

7

BofA Massachusetts Municipal Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008 E,
SPA: JPMorgan Chase Bank 0.080% 08/01/37 (09/05/13) (a)(b)	1,500,000	1,500,000
MA Westfield
Series 2012,
2.000% 09/01/13	358,000	358,000
MA Weston
Series 2013,
1.000% 02/01/14	798,334	800,804
MA Weymouth
Series 2012,
1.000% 09/15/13	1,125,000	1,125,288
Massachusetts Total		120,670,119
New Jersey – 3.3%
NJ Economic Development Authority
LOC:BNP Paribas
0.250% 09/17/13	5,000,000	5,000,000
New Jersey Total		5,000,000
Puerto Rico – 13.5%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2008 627A,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.070% 08/01/54 (09/05/13) (a)(b)	8,400,000	8,400,000
PR Commonwealth of Puerto Rico RIB Floater Trust
Series 2013-18WE
LOC: Barclays Bank PLC 0.110% 12/01/13 (09/05/13) (a)(b)(c)	4,000,000	4,000,000
Series 2013 8WE,
LOC: Barclays Bank PLC 0.110% 09/30/14 (09/05/13) (a)(b)(c)	8,000,000	8,000,000
Puerto Rico Total		20,400,000
Total Municipal Bonds (cost of $146,070,119)		146,070,119
Closed-End Investment Company – 6.0%
	Par ($)	Value ($)
Other – 6.0%
Nuveen AMT-Free Municipal Income Fund
Series 2013 2-1309,
LIQ FAC: Citibank N.A. 0.150% 12/01/40 (09/05/13) (a)(b)(c)	9,000,000	9,000,000
Other Total		9,000,000
Total Closed-End Investment Company (cost of $9,000,000)		9,000,000
Total Investments – 102.5% (cost of $155,070,119) (f)		155,070,119
Other Assets & Liabilities, Net – (2.5)%		(3,778,158)
Net Assets – 100.0%		151,291,961

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2013.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, these securities, which are not illiquid, amounted to $41,270,000 or 27.3% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2013.

(e)  Security purchased on a delayed delivery basis.

(f)  Cost for federal income tax purposes is $155,070,119.

The following table summarizes the inputs used, as of August 31, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$146,070,119	$—	$146,070,119
Total Closed-End Investment Company	—	9,000,000	—	9,000,000
Total Investments	$—	$155,070,119	$—	$155,070,119

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For year ended August 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

8

BofA Massachusetts Municipal Reserves

August 31, 2013

At August 31, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	96.5
Closed-End Investment Company	6.0
102.5
Other Assets & Liabilities, Net	(2.5)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
ROCS	Reset Option Certificates
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

9

Statements of Assets and Liabilities – BofA Money Market Funds
August 31, 2013

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Assets
Investments, at amortized cost approximating value	71,441,006	155,070,119
Cash	44,532	78,308
Receivable for:
Interest	81,474	249,240
Expense reimbursement due from investment advisor	25,275	24,985
Trustees' deferred compensation plan	4,511	5,383
Prepaid expenses	1,000	1,917
Other assets	1,588	—
Total Assets	71,599,386	155,429,952
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	—	4,022,160
Distributions	—	4
Investment advisory fee	5,012	11,917
Administration fee	—	381
Pricing and bookkeeping fees	5,856	7,088
Transfer agent fee	2,388	2,376
Trustees' fees	10,314	10,564
Audit fee	34,891	34,891
Legal fee	29,414	29,412
Custody fee	1,955	1,821
Chief compliance officer expenses	1,256	1,294
Trustees' deferred compensation plan	4,511	5,383
Other liabilities	10,655	10,700
Total Liabilities	106,252	4,137,991
Net Assets	71,493,134	151,291,961
Net Assets Consist of
Paid-in capital	71,476,602	151,259,968
Undistributed net investment income	16,532	28,235
Accumulated net realized gain	—	3,758
Net Assets	71,493,134	151,291,961
Capital Class Shares
Net assets	$69,032,873	$145,460,332
Shares outstanding	69,015,200	145,425,318
Net asset value per share	$1.00	$1.00
Investor Class Shares
Net assets	$2,314,881	$1,018,557
Shares outstanding	2,314,298	1,018,329
Net asset value per share	$1.00	$1.00
Trust Class Shares
Net assets	$145,380	$4,813,072
Shares outstanding	145,344	4,811,990
Net asset value per share	$1.00	$1.00

See Accompanying Notes to Financial Statements.

10

Statements of Operations – BofA Money Market Funds
For the Year Ended August 31, 2013

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Investment Income
Interest	173,280	328,952
Expenses
Investment advisory fee	126,894	254,833
Administration fee	33,907	106,406
Distribution fee:
Investor Class Shares	4,258	792
Service fee:
Investor Class Shares	10,646	1,980
Shareholder administration fee:
Trust Class Shares	255	6,902
Transfer agent fee	6,203	6,946
Pricing and bookkeeping fees	55,492	68,682
Trustees' fees	42,226	43,074
Custody fee	7,392	8,007
Audit fee	43,536	43,537
Legal fees	124,224	124,223
Reports to shareholders	28,967	28,907
Chief compliance officer expenses	7,251	7,403
Other expenses	33,871	36,275
Total Expenses	525,122	737,967
Fees waived or expenses reimbursed by investment advisor and/or administrator	(354,530)	(430,504)
Fees waived by distributor:
Investor Class Shares	(13,883)	(2,637)
Trust Class Shares	(211)	(6,450)
Expense reductions	(21)	(3)
Net Expenses	156,477	298,373
Net Investment Income	16,803	30,579
Net realized gain (loss) on:
Investments	—	(6,402)
Reimbursement by Investment Advisor (1)	—	10,160
Net realized gain on investments	—	3,758
Net Increase Resulting from Operations	16,803	34,337

(1)  See Note 8 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

11

Statements of Changes in Net Assets – BofA Money Market Funds

Increase (Decrease) in Net Assets	BofA Connecticut Municipal Reserves		BofA Massachusetts Municipal Reserves
	Year Ended August 31,		Year Ended August 31,
	2013 ($)	2012 ($)	2013 ($)	2012 ($)
Operations
Net investment income	16,803	45,742	30,579	92,424
Reimbursement by Investment Advisor (1)	—	—	10,160	—
Net realized gain (loss) on investments	—	2,929	(6,402)	9,381
Net increase resulting from operations	16,803	48,671	34,337	101,805
Distributions to Shareholders
From net investment income:
Capital Class Shares (2)	(35,916)	(115,273)	(65,768)	(145,191)
G-Trust Shares (2)	—	(4,599)	—	(7,215)
Investor Class Shares (2)	(536)	(463)	(226)	(50)
Trust Class Shares (2)	(35)	—	(2,546)	—
Total distributions to shareholders	(36,487)	(120,335)	(68,540)	(152,456)
Net Capital Stock Transactions	(32,219,065)	4,853,572	(36,183,880)	(13,856,561)
Total increase (decrease) in net assets	(32,238,749)	4,781,908	(36,218,083)	(13,907,212)
Net Assets
Beginning of period	103,731,883	98,949,975	187,510,044	201,417,256
End of period	71,493,134	103,731,883	151,291,961	187,510,044
Undistributed net investment income at end of period	16,532	33,565	28,235	61,173

(1)  See Note 8 in the Accompanying Notes to Financial Statements.

(2)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

12

Statements of Changes in Net Assets (continued) – BofA Connecticut
Municipal Reserves

	Capital Stock Activity
	Year Ended August 31, 2013		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares (1)
Subscriptions	187,322,012	187,322,012	154,188,502	154,188,502
Conversion	—	—	105,984,910	105,984,910
Distributions reinvested	215	215	635	635
Redemptions	(212,676,550)	(212,676,550)	(165,804,524)	(165,804,524)
Net increase (decrease)	(25,354,323)	(25,354,323)	94,369,523	94,369,523
G-Trust Shares (1)
Subscriptions	—	—	18,758,256	18,758,256
Shares reacquired	—	—	(105,243,588)	(105,243,588)
Redemptions	—	—	(11,612,100)	(11,612,100)
Net decrease	—	—	(98,097,432)	(98,097,432)
Investor Class Shares (1)
Subscriptions	16,974,392	16,974,392	36,352,130	36,352,130
Distributions reinvested	4	4	11	11
Redemptions	(23,884,482)	(23,884,482)	(27,127,757)	(27,127,757)
Net increase (decrease)	(6,910,086)	(6,910,086)	9,224,384	9,224,384
Retail A Shares (1)
Subscriptions	—	—	860	859
Conversion	—	—	(741,322)	(741,322)
Redemptions	—	—	(2,440)	(2,440)
Net decrease	—	—	(742,902)	(742,903)
Trust Class Shares (1)
Subscriptions	1,436,931	1,436,931	100,000	100,000
Distributions reinvested	5	5	—	—
Redemptions	(1,391,592)	(1,391,592)	—	—
Net increase	45,344	45,344	100,000	100,000

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

13

Statements of Changes in Net Assets (continued) – BofA Massachusetts
Municipal Reserves

	Capital Stock Activity
	Year Ended August 31, 2013		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares Shares (1)
Subscriptions	297,497,200	297,497,200	283,937,919	283,937,918
Conversion	—	—	204,438,456	204,438,456
Distributions reinvested	841	841	1,499	1,499
Redemptions	(338,826,136)	(338,826,136)	(301,624,461)	(301,624,461)
Net increase (decrease)	(41,328,095)	(41,328,095)	186,753,413	186,753,412
G-Trust Shares (1)
Subscriptions	—	—	25,580,836	25,580,836
Conversion	—	—	(201,967,378)	(201,967,378)
Redemptions	—	—	(22,438,606)	(22,438,606)
Net decrease	—	—	(198,825,148)	(198,825,148)
Investor Class Shares (1)
Subscriptions	1,654,131	1,654,131	1,061,282	1,061,281
Distributions reinvested	6	6	12	12
Redemptions	(1,221,912)	(1,221,912)	(475,190)	(475,190)
Net increase	432,225	432,225	586,104	586,103
Retail A Shares (1)
Subscriptions	—	—	150	150
Conversion	—	—	(2,471,078)	(2,471,078)
Redemptions	—	—	—	—
Net decrease	—	—	(2,470,928)	(2,470,928)
Trust Class Shares (1)
Subscriptions	24,428,194	24,428,194	100,000	100,000
Distributions reinvested	6	6	—	—
Redemptions	(19,716,210)	(19,716,210)	—	—
Net increase	4,711,990	4,711,990	100,000	100,000

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2013	2012 (a)	2011	2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	— (d)	0.001	0.001	0.001	0.010
Less Distributions to Shareholders:
From net investment income	— (d)	(0.001)	(0.001)	(0.001)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.05%	0.11%	0.11%	0.13%	0.99%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.18%	0.20%	0.20%	0.20%	0.24%
Waiver/Reimbursement	0.42%	0.32%	0.37%	0.16%	0.10%
Net investment income (g)	0.02%	0.04%	0.11%	0.13%	0.95%
Net assets, end of period (000s)	$69,033	$94,404	$98,206	$110,239	$275,997

(a)  On October 1, 2011, Retail A shares and G-Trust shares were converted into Capital Class shares when Capital Class shares were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares.

(b)  On May 1, 2010, Columbia Connecticut Municipal Reserves was renamed BofA Connecticut Municipal Reserves.

(c)  On December 31, 2009, Columbia Connecticut Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Connecticut Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

Investor Class Shares	Year Ended August 31, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00
Total return (c)(d)	0.03%		0.06	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.21%		0.25	%(g)
Waiver/Reimbursement	0.73%		0.61	%(g)
Net investment income (f)	—	%(h)	—
Net assets, end of period (000s)	$2,315		$9,228

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

Trust Class Shares	Year Ended August 31, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—
Less Distributions to Shareholders:
From net investment income	—	(b)	—
Net Asset Value, End of Period	$1.00		$1.00
Total return (c)(d)	0.03%		0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.20%		0.23	%(f)
Waiver/Reimbursement	0.54%		0.37	%(f)
Net investment income (e)	—	%(h)	—
Net assets, end of period (000s)	$145		$100

(a)  Trust Class shares commenced operations on July 18, 2012. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2013		2012 (a)	2011	2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	0.001	0.001	0.010
Net realized gain (loss) on investments (d)	—		—	—	—	—
Total from Investment Operations	—	(d)	0.001	0.001	0.001	0.010
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.001)	(0.001)	(0.010)
From net realized gains	—		—	— (d)	—	—
Total Distributions to Shareholders	—	(d)	(0.001)	(0.001)	(0.001)	(0.010)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.04	%(g)	0.07%	0.12%	0.13%	1.03%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.18%		0.20%	0.20%	0.20%	0.24%
Waiver/Reimbursement	0.25%		0.19%	0.22%	0.11%	0.09%
Net investment income (h)	0.02%		0.04%	0.11%	0.10%	1.01%
Net assets, end of period (000s)	$145,460		$186,824	$198,945	$240,934	$315,359

(a)  On October 1, 2011, Retail A shares and G-Trust shares were converted into Capital Class shares when Capital Class shares were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares.

(b)  On May 1, 2010, Columbia Massachusetts Municipal Reserves was renamed BofA Massachusetts Municipal Reserves.

(c)  On December 31, 2009, Columbia Massachusetts Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Massachusetts Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

Investor Class Shares	Year Ended August 31, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—
Net realized gain (loss) on investments	—	(b)	—
Total from investment operations	—	(b)	—
Less Distributions to Shareholders:
From net investment income (b)	—		—
Net Asset Value, End of Period	$1.00		$1.00
Total return (c)(d)	0.02	%(e)	0.03	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.19%		0.24	%(h)
Waiver/Reimbursement	0.59%		0.49	%(h)
Net investment income (g)	—		—
Net assets, end of period (000s)	$1,019		$586

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

Trust Class Shares	Year Ended August 31, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—
Net realized gain (loss) on investments	—	(b)	—
Total from investment operations	—	(b)	—
Less Distributions to Shareholders:
From net investment income	—	(b)	—
Net Asset Value, End of Period	$1.00		$1.00
Total return (c)(d)	0.02	%(e)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.17	%(g)	0.23	%(h)
Waiver/Reimbursement	0.36%		0.25	%(h)
Net investment income (f)	—		—
Net assets, end of period (000s)	$4,813		$100

(a)  Trust Class shares commenced operations on July 18, 2012. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

20

Notes to Financial Statements – BofA Money Market Funds
August 31, 2013

Note 1. Organization

BofA Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves (each a "Fund" and collectively, the "Funds"), each a series of the Trust. Each Fund is a non-diversified fund.

Investment Objectives

BofA Connecticut Municipal Reserves seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity. BofA Massachusetts Municipal Reserves seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers three classes of shares: Capital Class, Investor Class and Trust Class shares. Each class of shares is offered continuously at net asset value. On October 1, 2011, for each Fund, the Capital Class shares commenced operations and the G-Trust and Retail A shares converted into each Fund's Capital Class shares. On October 3, 2011, each Fund's Investor Class shares commenced operations. On July 18, 2012, each Fund's Trust Class shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Funds. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and each Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which each Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own

21

BofA Money Market Funds, August 31, 2013

assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Funds generally intend to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

22

BofA Money Market Funds, August 31, 2013

For the year ended August 31, 2013, permanent book and tax basis differences resulting primarily from differing treatments for distribution re-designations and prior year undistributed tax-exempt income were identified and reclassified among the components of the Funds' net assets as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
BofA Connecticut Municipal Reserves	$2,651	$(2,651)	$—
BofA Massachusetts Municipal Reserves	5,023	(8,397)	3,374

The tax character of distributions paid during the years ended August 31, 2013 and August 31, 2012 were as follows:

	August 31, 2013
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$33,836	$2,651	$
BofA Massachusetts Municipal Reserves	60,143	8,397	—
	August 31, 2012
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$120,335	$—	$—
BofA Massachusetts Municipal Reserves	152,456	—	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The components of distributable earnings on a tax basis as of August 31, 2013 were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$16,532	$—	$—
BofA Massachusetts Municipal Reserves	29,304	3,758	—

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act (December 22, 2010) be fully used before capital loss carry forwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes,

23

BofA Money Market Funds, August 31, 2013

based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Funds. The Advisor receives a monthly investment advisory fee, calculated based on the combined average net assets of the Funds and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Funds to an annual rate of 0.19% of each Fund's average net assets through December 31, 2013. There is no guarantee that this expense limitation will continue after such date.

For the year ended August 31, 2013, the effective investment advisory fee rates, net of fee waivers, were 0.15% of each Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Funds for a monthly administration fee, calculated based on the combined average net assets of the Funds and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Funds. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of each Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Funds also reimburse State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in each Investment Portfolio.

24

BofA Money Market Funds, August 31, 2013

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Funds' shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below a Fund's minimum initial investment requirements applicable to the account holder to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the year ended August 31, 2013, no minimum account balance fees were charged by the Funds.

In addition to the charge for accounts below the minimum initial investment, the Funds may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Funds' shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Investor Class shares of the Funds. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Funds to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to selling agents for sales support services.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Investor Class shares of the Funds. The Shareholder Servicing Plan permits the Funds to compensate servicing agents for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits for each Fund, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Investor Class Shares – Connecticut Municipal Reserves	0.10%	0.10%
Investor Class Shares – Massachusetts Municipal Reserves	0.10%	0.10%
Shareholder Servicing Plan:
Investor Class Shares – Connecticut Municipal Reserves	0.25%	0.25%
Investor Class Shares – Massachusetts Municipal Reserves	0.25%	0.25%

Shareholder Administration Fees

The Trust has adopted a shareholder administration plan ("Administration Plan") for the Trust Class shares of the Funds. Under the Administration Plan, the Funds may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plan:	Current Rate	Plan Limit
Trust Class Shares – Connecticut Municipal Reserves	0.10%	0.10%
Trust Class Shares – Massachusetts Municipal Reserves	0.10%	0.10%

25

BofA Money Market Funds, August 31, 2013

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Funds' other service providers have contractually agreed to bear a portion of the Funds' expenses through December 31, 2013, so that the Funds' ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds' custodian, do not exceed the annual rate of 0.20% of each Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of each Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

The Advisor is entitled to recover from the Funds certain fees waived and/or expenses reimbursed on or after January 1, 2013 for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Funds' total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

At August 31, 2013, the amounts potentially recoverable by the Advisor pursuant to this arrangement are as follows:

	Amount of potential recovery expiring August 31:	Total potential	Amount recovered during the year
	2016	recovery	ended 08/31/13
Connecticut Municipal Reserves	$224,361	$224,361	$—
Massachusetts Municipal Reserves	$256,860	$256,860	$—

Fees Paid to Officers and Trustees

All officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Funds, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statements of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Custody Credits

Prior to January 1, 2013, the Funds had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the year ended August 31, 2013, these custody credits reduced total expenses for the Funds as follows:

Custody Credits
BofA Connecticut Municipal Reserves	$21
BofA Massachusetts Municipal Reserves	3

26

BofA Money Market Funds, August 31, 2013

Note 6. Line of Credit

The Funds and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2013, the Funds did not borrow under this arrangement.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds' shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 8. Reimbursement

During the year ended August 31, 2013, the Advisor reimbursed BofA Massachusetts Municipal Reserves $10,160 due to a trading error.

Note 9. Significant Risks and Contingencies

The Funds' risks include, but are not limited to, the following:

Securities Risk

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Non-Diversification Risk

The Funds are non-diversified, which generally means that they may invest a greater percentage of their total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the value of shares of the Fund more than it would affect the value of shares of a diversified fund holding a greater number of investments. Accordingly, the Funds' value will likely be more volatile than the value of more diversified funds. The Funds may not operate as non-diversified funds at all times.

Redemption/Liquidity Risk

The Funds may be subject to redemption risk. The Funds may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Funds may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Funds could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders.

Geographic Concentration Risk

BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves invest primarily in debt obligations issued, respectively, by the State of Connecticut and the Commonwealth of Massachusetts, and their political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may be located outside of Connecticut and Massachusetts, respectively. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the

27

BofA Money Market Funds, August 31, 2013

BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

28

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves (each a series of BofA Funds Series Trust, hereafter collectively referred to as the "Funds") at August 31, 2013, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2013

29

Federal Income Tax Information (Unaudited) – BofA Money Market Funds

BofA Connecticut Municipal Reserves

For the fiscal year ended August 31, 2013, 92.73% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

BofA Massachusetts Municipal Reserves

For the fiscal year ended August 31, 2013, 87.75% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

30

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (10 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2013; Independent consultant to financial firms since 1995. Oversees 11 Funds.

George J. Gorman (Born 1952)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	George J. Gorman LLC (consulting firm), since December 2010; Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (9 funds).
William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; President and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010. Oversees 11 Funds. Columbia Funds (130 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (130 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005). Oversees 11 Funds.

31

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2010; Consultant—MBIA, since March 2008. Oversees 11 Funds. Korn/Ferry International (recruiting); Board Member—PartnerRE (reinsurance), since June 2013.

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.

32

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

Michelle H. Rhee (Born 1966)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2013)	Associate General Counsel, Bank of America since March 2004.
Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2013)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

33

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

37

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Connecticut Municipal Reserves

BofA Massachusetts Municipal Reserves

Annual Report, August 31, 2013

© 2013 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-CTMA-42/294603-1013

BofATM Funds

Annual Report

August 31, 2013

•  BofA Money Market Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	22
Report of Independent Registered Public Accounting Firm	29
Federal Income Tax Information	30
Fund Governance	31
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Money Market Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

03/01/13 – 08/31/13 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	1.26	1.28	0.25
Capital Class Shares	1,000.00	1,000.00	1,000.20	1,024.20	1.01	1.02	0.20
Institutional Capital Shares	1,000.00	1,000.00	1,000.20	1,024.20	1.01	1.02	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.00	1.21	1.22	0.24
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.00	1.21	1.22	0.24
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.00	1.21	1.22	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Money Market Reserves

August 31, 2013

Certificates of Deposit – 24.9%
	Par ($)	Value ($)
Bank of Nova Scotia
0.453% 09/16/13 (a)	7,820,000	7,820,640
0.474% 09/12/13 (a)	28,490,000	28,492,053
0.686% 10/18/13 (a)	7,445,000	7,449,324
Bank of Nova Scotia Houston
0.180% 02/28/14 (09/03/13) (a)(b)	100,000,000	100,000,000
0.190% 02/21/14 (09/03/13) (a)(b)	99,200,000	99,200,000
0.190% 02/24/14 (09/03/13) (a)(b)	100,000,000	100,000,000
0.523% 01/03/14 (10/03/13) (a)(b)	1,679,000	1,680,557
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.220% 09/30/13	44,435,000	44,435,000
Credit Industriel et Commercial New York
0.240% 10/08/13	132,000,000	132,000,000
0.250% 10/03/13	84,000,000	84,000,000
0.270% 12/02/13	51,000,000	51,001,302
Credit Suisse NY
0.290% 10/25/13	30,000,000	30,000,000
0.290% 10/30/13	60,000,000	60,000,000
0.290% 11/05/13	60,000,000	60,000,000
0.290% 11/06/13	20,000,000	20,000,000
0.330% 01/03/14	25,000,000	25,000,000
Mizuho Corporate Bank Ltd./NY
0.220% 09/10/13	12,190,000	12,190,000
0.230% 09/04/13	93,465,000	93,465,000
0.230% 09/05/13	112,240,000	112,240,000
0.240% 10/04/13	85,610,000	85,609,999
Nordea Bank Finland/NY
0.240% 02/18/14	50,880,000	50,880,000
0.240% 02/24/14	30,000,000	30,000,000
0.250% 01/02/14	24,180,000	24,179,999
0.250% 01/06/14	26,290,000	26,289,998
0.250% 01/07/14	48,815,000	48,815,000
0.250% 01/16/14	34,755,000	34,755,000
0.250% 01/30/14	35,858,000	35,857,999
0.250% 02/05/14	2,095,000	2,095,000
0.260% 09/09/13	87,975,000	87,975,000
Rabobank Nederland NV of NY
0.405% 01/08/14	1,055,000	1,055,356
Skandinaviska Enskilda Banken AB
0.250% 09/23/13	88,000,000	88,000,000
	Par ($)	Value ($)
Sumitomo Mitsui Banking Corp./NY
0.220% 12/20/13	100,100,000	100,100,000
0.230% 09/12/13	95,600,000	95,600,000
0.240% 09/18/13	13,000,000	13,000,000
0.260% 12/04/13	67,280,000	67,287,109
Svenska Handelsbanken/NY
0.245% 01/02/14	75,000,000	75,001,280
0.245% 02/18/14	90,550,000	90,552,135
0.245% 02/26/14	40,000,000	40,000,988
0.255% 09/16/13	70,000,000	70,000,000
0.255% 01/17/14	69,900,000	69,901,338
Toronto-Dominion Bank/NY
0.240% 01/21/14	25,000,000	25,000,000
0.260% 01/06/14	39,940,000	39,940,000
UBS AG Stamford CT
0.700% 09/26/13	10,015,000	10,018,328
Wells Fargo Bank NA
0.180% 02/27/14	100,000,000	100,000,000
Total Certificates of Deposit (cost of $2,380,888,405)		2,380,888,405
Commercial Paper – 18.8%
ASB Finance Ltd.
0.235% 12/02/13 (c)(d)	49,610,000	49,580,206
0.240% 09/12/13 (c)(d)	27,450,000	27,447,987
0.250% 11/04/13 (c)(d)	37,655,000	37,638,264
0.260% 10/03/13 (c)(d)	43,316,000	43,305,989
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.230% 10/15/13	4,103,000	4,101,847
0.240% 10/07/13	1,000,000	999,760
0.250% 11/01/13	3,170,000	3,168,657
0.250% 11/07/13	1,585,000	1,584,263
BPCE SA
0.230% 09/03/13 (c)(d)	6,505,000	6,504,917
0.230% 09/06/13 (c)(d)	16,900,000	16,899,460
0.250% 09/03/13 (c)(d)	13,420,000	13,419,814
Caisse des Depots et Consignations
0.240% 10/25/13 (c)(d)	164,843,000	164,783,657
Dexia Credit Local
0.340% 12/02/13 (c)	36,886,000	36,853,950
0.340% 12/12/13 (c)	100,000,000	99,903,667
0.340% 12/12/13 (c)	52,609,000	52,558,320
0.350% 11/27/13 (c)	102,370,000	102,283,412
0.350% 12/02/13 (c)	61,420,000	61,365,063
0.400% 02/14/14 (c)	25,000,000	24,953,889
0.410% 02/10/14 (c)	25,000,000	24,953,875

See Accompanying Notes to Financial Statements.

2

BofA Money Market Reserves

August 31, 2013

Commercial Paper (continued)
	Par ($)	Value ($)
DNB NOR Bank ASA
0.255% 03/13/14 (c)(d)	46,000,000	45,937,114
0.260% 01/14/14 (c)(d)	92,000,000	91,910,300
0.260% 03/03/14 (c)(d)	43,770,000	43,712,151
0.260% 03/10/14 (c)(d)	68,460,000	68,366,058
0.265% 01/14/14 (c)(d)	22,000,000	21,978,138
0.422% 09/20/13 (a)(d)	7,950,000	7,950,753
Erste Abwicklungsanstalt
0.240% 12/02/13 (c)(d)	6,950,000	6,945,737
Nationwide Building Society
0.240% 09/25/13 (c)(d)	29,160,000	29,155,334
0.250% 09/26/13 (c)(d)	12,926,000	12,923,756
Nordea Bank AB
0.220% 10/15/13 (c)(d)	18,390,000	18,385,055
0.250% 02/14/14 (c)(d)	3,155,000	3,151,363
NZ Australia Bank
0.250% 03/17/14	60,000,000	60,000,000
Rabobank USA Financial Co.
0.270% 12/27/13 (c)	1,580,000	1,578,614
0.270% 12/30/13 (c)	12,110,000	12,099,101
Skandinaviska Enskilda Banken AB
0.250% 09/04/13 (c)(d)	3,540,000	3,539,926
0.260% 09/19/13 (c)(d)	22,750,000	22,747,042
Swedbank AB
0.230% 12/04/13 (c)	39,645,000	39,621,191
0.260% 12/16/13 (c)	50,000,000	49,961,722
Toyota Motor Credit Corp.
0.230% 12/12/13 (c)	69,657,000	69,611,607
0.230% 12/17/13 (c)	17,000,000	16,988,379
0.240% 12/26/13 (c)	50,000,000	49,961,333
0.240% 12/27/13 (c)	100,000,000	99,922,000
0.240% 01/03/14 (c)	75,000,000	74,938,000
0.240% 02/05/14 (c)	25,000,000	24,973,833
0.240% 02/10/14 (c)	15,000,000	14,983,800
0.250% 12/19/13 (c)	22,070,000	22,053,294
0.250% 12/30/13 (c)	48,000,000	47,960,000
0.250% 03/03/14 (c)	5,000,000	4,993,646
Westpac Securities NZ Ltd.
0.250% 01/02/14 (c)(d)	61,905,000	61,852,123
Total Commercial Paper (cost of $1,800,508,367)		1,800,508,367
Asset-Backed Commercial Paper – 16.9%
	Par ($)	Value ($)
Chariot Funding LLC
0.240% 12/12/13 (c)(d)	22,888,000	22,872,436
0.240% 12/17/13 (c)(d)	20,600,000	20,585,305
0.240% 02/19/14 (c)(d)	30,260,000	30,225,504
FCAR Owner Trust
0.220% 09/09/13 (c)	8,845,000	8,844,568
0.260% 12/16/13 (c)	32,620,000	32,595,028
0.260% 02/03/14 (c)	5,240,000	5,234,134
0.260% 02/07/14 (c)	24,245,000	24,217,159
0.270% 02/03/14 (c)	28,309,000	28,276,091
0.280% 10/04/13 (c)	53,104,000	53,090,370
0.280% 11/04/13 (c)	12,010,000	12,004,022
0.280% 12/11/13 (c)	12,627,000	12,617,081
0.290% 11/15/13 (c)	102,090,000	102,028,321
Gemini Securitization Corp. LLC
0.230% 09/03/13 (c)(d)	58,775,000	58,774,249
0.230% 09/04/13 (c)(d)	25,996,000	25,995,502
0.230% 09/05/13 (c)(d)	11,450,000	11,449,707
0.230% 09/09/13 (c)(d)	52,740,000	52,737,304
0.230% 09/10/13 (c)(d)	10,369,000	10,368,404
0.230% 09/11/13 (c)(d)	33,932,000	33,929,832
0.230% 10/08/13 (c)(d)	47,815,000	47,803,697
0.230% 10/16/13 (c)(d)	41,200,000	41,188,155
Jupiter Securitization Co. LLC
0.240% 12/09/13 (c)(d)	9,775,000	9,768,548
0.240% 12/12/13 (c)(d)	11,445,000	11,437,217
0.240% 01/07/14 (c)(d)	19,975,000	19,957,955
0.240% 01/14/14 (c)(d)	30,720,000	30,692,352
Kells Funding LLC
0.230% 09/05/13 (c)(d)	79,750,000	79,747,962
0.240% 12/02/13 (c)(d)	17,110,000	17,099,506
0.266% 11/04/13 (09/04/13) (a)(b)(d)	19,755,000	19,755,568
0.270% 11/01/13 (c)(d)	56,035,000	56,009,364
0.280% 02/19/14 (c)(d)	75,000,000	74,900,250
Manhattan Asset Funding Co. LLC
0.170% 09/06/13 (c)(d)	9,130,000	9,129,784
0.170% 09/09/13 (c)(d)	36,340,000	36,338,627
0.170% 09/10/13 (c)(d)	26,915,000	26,913,856
0.170% 09/12/13 (c)(d)	12,500,000	12,499,351
0.170% 09/13/13 (c)(d)	39,700,000	39,697,750
Old Line Funding LLC
0.240% 11/27/13 (c)(d)	49,005,000	48,976,577
0.240% 12/20/13 (c)(d)	7,500,000	7,494,500
0.240% 01/21/14 (c)(d)	45,000,000	44,957,400

See Accompanying Notes to Financial Statements.

3

BofA Money Market Reserves

August 31, 2013

Asset-Backed Commercial Paper (continued)
	Par ($)	Value ($)
Regency Markets No. 1 LLC
0.140% 09/06/13 (c)(d)	167,140,000	167,136,750
Thunder Bay Funding LLC
0.240% 12/20/13 (c)(d)	24,280,000	24,262,195
0.240% 02/07/14 (c)(d)	33,145,000	33,109,866
0.240% 02/13/14 (c)(d)	33,481,000	33,444,171
0.240% 03/03/14 (c)(d)	14,000,000	13,983,107
Working Capital Management Co.
0.145% 09/03/13 (c)(d)	52,630,000	52,629,576
0.145% 09/04/13 (c)(d)	53,840,000	53,839,349
0.145% 09/05/13 (c)(d)	23,400,000	23,399,623
0.145% 09/06/13 (c)(d)	33,100,000	33,099,333
Total Asset-Backed Commercial Paper (cost of $1,615,117,406)		1,615,117,406
Time Deposits – 12.2%
Bank of Montreal
0.040% 09/03/13	7,265,000	7,265,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.070% 09/03/13	260,000,000	260,000,000
Citibank N.A.
0.090% 09/03/13	300,000,000	300,000,000
Natixis Paris Time Deposit
0.100% 09/03/13	395,000,000	395,000,000
Svenska Handelsbanken AB
0.070% 09/03/13	110,000,000	110,000,000
US Bank Grand Cayman Time Deposit
0.100% 09/03/13	90,580,000	90,580,000
Total Time Deposits (cost of $1,162,845,000)		1,162,845,000
Municipal Bonds (b)(e) – 5.1%
Arizona – 0.3%
AZ Pima County Industrial Development Authority
Tucson Electric Power Co.,
Series 1982, LOC: Bank of New York 0.050% 12/01/22 (09/04/13)	30,350,000	30,350,000
Arizona Total		30,350,000
California – 0.4%
CA Sacramento Municipal Utility District
Series 2012 L
LOC: U.S. Bank N.A. 0.040% 08/15/41 (09/05/13)	14,905,000	14,905,000
	Par ($)	Value ($)
CA Statewide Communities Development Authority
Rady Children's Hospital,
Series 2008 A LOC: U.S. Bank N.A. 0.050% 08/15/47 (09/05/13)	23,065,000	23,065,000
California Total		37,970,000
Colorado – 0.2%
CO Housing & Finance Authority
Multi-Family:
Series 2003 A-2, SPA: FHLB 0.150% 10/01/33 (09/11/13)	610,000	610,000
Series 2004 A1, SPA: FHLB 0.100% 10/01/34 (09/04/13)	8,725,000	8,725,000
Series 2008 A1, SPA: FHLB 0.120% 04/01/29 (09/11/13)	740,000	740,000
Series 2008 C1, SPA: FHLB 0.120% 10/01/38 (09/04/13)	3,505,000	3,505,000
Series 2005 B-1,
SPA: FHLB 0.120% 04/01/40 (09/04/13)	5,005,000	5,005,000
Series 2006 CL1,
SPA: FHLB 0.200% 11/01/36 (09/04/13)	225,000	225,000
Single Family,
Series 2002 A-1, SPA: FHLB 0.210% 11/01/13 (09/04/13)	1,045,000	1,045,000
Colorado Total		19,855,000
Indiana – 0.3%
IN Finance Authority Health System
Sisters of St. Francis Health,
Series 2008 F, LOC: Bank of New York 0.050% 09/01/48 (09/05/13)	27,935,000	27,934,777
Indiana Total		27,934,777

See Accompanying Notes to Financial Statements.

4

BofA Money Market Reserves

August 31, 2013

Municipal Bonds (b)(e) (continued)
	Par ($)	Value ($)
Iowa – 0.1%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB 0.090% 07/01/34 (09/05/13)	4,555,000	4,555,000
Series 2007 C,
SPA: FHLB 0.120% 07/01/37 (09/05/13)	705,000	705,000
Series 2007 G,
SPA: FHLB 0.120% 01/01/38 (09/05/13)	805,000	805,000
Series 2007,
SPA: FHLB 0.120% 01/01/39 (09/05/13)	4,070,000	4,070,000
Series 2009 G,
SPA: FHLB 0.120% 01/01/39 (09/05/13)	4,255,000	4,255,000
Iowa Total		14,390,000
Massachusetts – 0.7%
MA Massachusetts Bay Transportation Authority
General Transportation System,
Series 2000 A1, SPA: Barclays Bank PLC 0.060% 03/01/30 (09/04/13)	67,610,000	67,610,000
MA Simmons College
Series 2008,
LOC: TD Bank N.A. 0.160% 10/01/22 (09/05/13)	4,765,000	4,765,000
Massachusetts Total		72,375,000
Michigan – 0.5%
MI Kent Hospital Finance Authority
Spectrum Health,
Series 2008 C, LOC: Bank of New York 0.060% 01/15/26 (09/04/13)	44,100,000	44,100,000
Michigan Total		44,100,000
	Par ($)	Value ($)
Mississippi – 0.2%
MS Business Finance Corp.
Chevron U.S.A., Inc.,
Series 2011 A, GTY AGMT: Chevron Corp. 0.050% 11/01/35 (09/03/13)	17,650,000	17,650,000
Mississippi Total		17,650,000
Missouri – 0.1%
MO St. Louis Industrial Development Authority
St. Louis Art Museum Foundation,
Series 2009 B, LOC: U.S. Bank N.A. 0.070% 12/01/40 (09/04/13)	9,930,000	9,930,000
Missouri Total		9,930,000
New Hampshire – 0.1%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2007 C, SPA: JPMorgan Chase Bank 0.100% 06/01/41 (09/04/13)	4,855,000	4,855,000
New Hampshire Total		4,855,000
New York – 0.2%
NY New York City
Series 2011 D-3,
LOC: Bank of New York 0.040% 10/01/39 (09/03/13)	19,750,000	19,750,000
New York Total		19,750,000
Ohio – 0.2%
OH Cleveland Department of Public Utilities Division of Water
Series 2008 Q
LOC: Bank of Ny Mellon 0.050% 01/01/33 (09/05/13)	16,995,000	16,995,000
Ohio Total		16,995,000

See Accompanying Notes to Financial Statements.

5

BofA Money Market Reserves

August 31, 2013

Municipal Bonds (b)(e) (continued)
	Par ($)	Value ($)
Pennsylvania – 0.1%
PA Philadelphia Airport Revenue
Series 2005 C2, AMT,
LOC: Royal Bank of Canada 0.070% 06/15/25 (09/04/13)	13,985,000	13,985,000
Pennsylvania Total		13,985,000
South Carolina – 0.1%
SC Jobs Economic Development Authority
Anmed Health,
Series 2009-C, LOC: Branch Banking & Trust 0.050% 02/01/33 (09/04/13)	14,235,000	14,235,000
South Carolina Total		14,235,000
Texas – 1.2%
TX State
Product Development Project,
Series 2005 A, SPA: National Australia Bank 0.100% 06/01/45 (09/05/13)	1,475,000	1,475,000
Small Business,
Series 2005 B, SPA: National Australia Bank 0.100% 06/01/45 (09/05/13)	1,125,000	1,125,000
Veterans Assistance,
Series 2004 I, SPA: JPMorgan Chase Bank 0.110% 12/01/24 (09/04/13)	5,400,000	5,400,000
Veterans Housing Assistance,
Series 1999 A-2, LIQ FAC: JPMorgan Chase Bank 0.130% 12/01/29 (09/04/13)	26,000,000	26,000,000
Veterans Housing:
Series 1997 B-2, LIQ FAC: State Street Bank & Trust Co. 0.110% 12/01/29 (09/04/13)	13,000,000	13,000,000
Series 2004, SPA: JPMorgan Chase Bank 0.110% 06/01/20 (09/04/13)	2,600,000	2,600,000
	Par ($)	Value ($)
Series 2006 B, LIQ FAC: Landesbank Hessen-Thüringen 0.150% 12/01/26 (09/04/13)	6,465,000	6,465,000
Series 2009, SPA: JPMorgan Chase & Co. 0.110% 06/01/31 (09/04/13)	715,000	715,000
Veterans Land:
Series 2000, SPA: JPMorgan Chase Bank: 0.110% 12/01/20 (09/03/13)	9,125,000	9,125,000
0.110% 12/01/30 (09/03/13)	11,700,000	11,700,000
Series 2003, SPA: State Street Bank & Trust Co. 0.110% 12/01/23 (09/03/13)	2,980,000	2,980,000
Series 2004, SPA: State Street Bank & Trust Co. 0.110% 12/01/24 (09/03/13)	9,500,000	9,500,000
TX University of Texas
Financing System,
Series 2008 B, LIQ FAC: University of Texas Investment Management Co. 0.040% 08/01/25 (09/05/13)	20,745,000	20,745,000
Texas Total		110,830,000
Wisconsin – 0.4%
WI Health & Educational Facilities Authority
Wheaton Franciscan Services:
Series 2003 B, LOC: U.S. Bank N.A. 0.040% 08/15/33 (09/04/13)	11,650,000	11,650,000
Series 2007, LOC: PNC Bank N.A. 0.060% 08/15/36 (09/04/13)	18,980,000	18,980,000
WI Housing & Economic Development Authority
Series 2006 B,
SPA: Bank of Nova Scotia 0.090% 09/01/37 (09/05/13)	4,515,000	4,515,000
Wisconsin Total		35,145,000
Total Municipal Bonds (cost of $490,349,777)		490,349,777

See Accompanying Notes to Financial Statements.

6

BofA Money Market Reserves

August 31, 2013

Government & Agency Obligations – 3.1%
	Par ($)	Value ($)
U.S. Government Agencies – 3.1%
Federal Farm Credit Bank
0.230% 04/01/15 (10/01/13) (a)(b)	10,060,000	10,060,000
0.250% 10/20/14 (10/20/13) (a)(b)	60,014,000	60,014,000
Federal Home Loan Bank
0.300% 11/22/13	6,910,000	6,911,662
0.300% 11/25/13	4,795,000	4,796,195
0.300% 12/06/13	15,190,000	15,194,285
4.875% 11/27/13	13,795,000	13,948,638
Federal Home Loan Mortgage Corp.
0.375% 11/27/13 (f)	8,839,000	8,842,834
0.380% 11/18/13 (09/03/13) (a)(b)	57,800,000	57,797,505
Federal National Mortgage Association
0.154% 02/27/15 (09/27/13) (a)(b)	74,000,000	73,972,497
0.194% 01/20/15 (09/20/13) (a)(b)	725,000	725,055
0.310% 01/27/14 (09/03/13) (a)(b)	14,000,000	13,999,423
0.320% 10/17/13 (09/03/13) (a)(b)	29,605,000	29,604,242
U.S. Government Agencies Total		295,866,336
Total Government & Agency Obligations (cost of $295,866,336)		295,866,336
Corporate Bonds – 1.7%
Bank of Nova Scotia
2.375% 12/17/13	17,435,000	17,541,521
Credit Suisse First Boston
5.125% 01/15/14	2,860,000	2,909,581
Credit Suisse Securities USA LLC
2.200% 01/14/14	16,665,000	16,773,166
General Electric Capital Corp.
1.875% 09/16/13	1,294,000	1,294,855
HSBC Bank PLC
1.068% 01/17/14 (10/17/13) (d)	8,719,000	8,746,835
2.000% 01/19/14 (d)	61,404,000	61,807,058
Kreditanstalt fuer Wiederaufbau
0.211% 02/28/14	10,525,000	10,521,144
	Par ($)	Value ($)
Nordea Bank AB
1.750% 10/04/13 (d)	16,638,000	16,660,290
Rabobank Nederland
1.850% 01/10/14	15,836,000	15,922,805
US Bancorp
1.125% 10/30/13	10,432,000	10,440,446
Total Corporate Bonds (cost of $162,617,701)		162,617,701
Repurchase Agreements – 17.4%
Repurchase agreement with ABN AMRO Bank US, dated 08/30/13, due on 09/03/13, at 0.160%, collateralized by U.S. Government Agency obligations and U.S. Treasury obligations with various maturities to 04/01/42, market value of $51,278,659 (repurchase proceeds $50,135,891)	50,135,000	50,135,000
Repurchase agreement with ABN AMRO Bank US, Inc., dated 08/30/13, due 09/03/13 at 0.260%, collateralized by common stocks, market value $137,281,248 (repurchase proceeds $125,343,621)	125,340,000	125,340,000
Repurchase agreement with BNP Paribas, dated 08/01/13, at 0.170%, collateralized by corporate bonds with various maturities to 06/15/23, market value $97,220,356 (c)(g)(h)	92,575,000	92,575,000
Repurchase agreement with BNP Paribas, dated 08/01/13, at 0.260%, collateralized by common stocks and preferred stocks, market value $55,008,001 (c)(g)(h)	50,135,000	50,135,000

See Accompanying Notes to Financial Statements.

7

BofA Money Market Reserves

August 31, 2013

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with BNP Paribas, dated 08/01/13, at 0.310%, collateralized by corporate bonds with various maturities to 05/15/41, market value $133,947,707 (c)(g)(h)	120,335,000	120,335,000
Repurchase agreement with Credit Suisse First Boston, dated 08/30/13, due 09/03/13 at 0.180%, collateralized by corporate bonds with various maturities to 09/20/22, market value $78,968,718 (repurchase proceeds $72,206,504)	75,205,000	75,205,000
Repurchase agreement with Credit Suisse First Boston, dated 08/30/13, due 09/03/13 at 0.230%, collateralized by common stocks, market value $53,529,302 (repurchase proceeds $50,136,281)	50,135,000	50,135,000
Repurchase agreement with Credit Suisse First Boston, dated 08/30/13, due 09/30/13 at 0.340%, collateralized by common stocks, market value $31,933,940 (repurchase proceeds $30,008,783) (h)	30,000,000	30,000,000
Repurchase agreement with Deutsche Bank Securities, dated 08/30/13, due 09/03/13 at 0.280%, collateralized by preferred stocks, common stocks and corporate bonds with various maturities to 12/06/29, market value $55,922,774 (repurchase proceeds $50,136,560)	50,135,000	50,135,000
	Par ($)	Value ($)
Repurchase agreement with Goldman Sachs, dated 08/30/13, due 09/03/13 at 0.06%, collateralized by U.S. Government Agency obligations with various maturities to 03/01/43, market value $102,000,680 (repurchase proceeds $100,000,667)	100,000,000	100,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 08/30/13, due 09/03/13 at 0.180%, collateralized by corporate bonds with various maturities to 02/23/22, market value $36,596,066 (repurchase proceeds $34,850,697)	34,850,000	34,850,000
Repurchase agreement with JPMorgan Chase Bank dated 06/13/13, due 09/12/13 at 0.520% collateralized by corporate bonds with various maturities to 08/15/24, market value $29,486,792 (repurchase proceeds $26,807,190)	26,772,000	26,772,000
Repurchase agreement with JPMorgan Chase Bank dated 07/03/13, due 10/01/13 at 0.520% collateralized by corporate bonds with various maturities to 01/08/35, market value $24,223,097 (repurchase proceeds $22,028,600)	22,000,000	22,000,000
Repurchase agreement with JPMorgan Chase Bank dated 08/05/13, due 11/05/13 at 0.520% collateralized by corporate bonds with various maturities to 11/15/35, market value $22,688,824 (repurchase proceeds $20,643,396)	20,616,000	20,616,000

See Accompanying Notes to Financial Statements.

8

BofA Money Market Reserves

August 31, 2013

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with JPMorgan Chase Bank dated 08/15/13, due 11/13/13 at 0.410% collateralized by common stocks, market value $15,833,480 (repurchase proceeds $14,404,750)	14,390,000	14,390,000
Repurchase agreement with JPMorgan Chase Bank dated 08/15/13, due 11/20/13 at 0.410% collateralized by common stocks, market value $15,192,091 (repurchase proceeds $14,405,897)	14,390,000	14,390,000
Repurchase agreement with JPMorgan Chase Bank dated 08/27/13, due 11/25/13 at 0.410% collateralized by common stocks, market value $26,379,791 (repurchase proceeds $25,025,625)	25,000,000	25,000,000
Repurchase agreement with JPMorgan Chase Bank dated 08/30/13, due 10/15/13 at 0.443% collateralized by common stocks, market value $95,095,331 (repurchase proceeds $90,050,945) (h)	90,000,000	90,000,000
Repurchase agreement with JPMorgan Chase Bank dated 08/30/13, due 10/15/13 at 0.550% collateralized by corporate bonds with various maturities to 12/15/35, market value $111,224,760 (repurchase proceeds $101,171,051) (h)	101,100,000	101,100,000
Repurchase Agreement with Mitsubishi UFJ Securities USA, Inc., dated 08/30/13, due 09/03/13 at 0.170% collateralized by corporate bonds with various maturities to 06/15/23, market value $26,323,998 (repurchase proceeds $25,070,474)	25,070,000	25,070,000
	Par ($)	Value ($)
Repurchase Agreement with Royal Bank of Canada dated 08/27/13, due 09/03/13 at 0.140% collateralized by corporate bonds with various maturities to 08/01/23, market value $107,323,422 (repurchase proceeds $102,212,782)	102,210,000	102,210,000
Repurchase Agreement with Royal Bank of Canada dated 08/29/13, due 09/05/13 at 0.140% collateralized by corporate bonds with various maturities to 05/18/23, market value $71,159,884 (repurchase proceeds $67,771,845)	67,770,000	67,770,000
Repurchase Agreement with SG Americas Securities LLC, dated 08/30/13, due 09/03/13 at 0.230% collateralized by corporate bonds with various maturities to 07/15/23, market value $52,643,096 (repurchase proceeds $50,136,281)	50,135,000	50,135,000
Repurchase agreement with TD USA Securities, Inc., dated 08/30/13, due 09/03/13 at 0.130%, collateralized by corporate bonds with various maturities to 08/15/23, market value $121,854,260 (repurchase proceeds $116,051,676)	116,050,000	116,050,000
Repurchase agreement with Wells Fargo Bank NA, dated 06/14/13 due 09/12/13, at 0.350% collateralized by U.S. Government Agency obligations and corporate bonds with various maturities to 08/15/23, market value $27,974,141 (repurchase proceeds $26,646,295)	26,623,000	26,623,000

See Accompanying Notes to Financial Statements.

9

BofA Money Market Reserves

August 31, 2013

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Wells Fargo Bank NA, dated 08/27/13, due 09/03/13 at 0.290% collateralized by U.S. Government Agency obligations and corporate bonds with various maturities to 06/15/23, market value $66,115,449 (repurchase proceeds $63,018,553)	63,015,000	63,015,000
Repurchase agreement with Wells Fargo Bank NA, dated 08/01/13, at 0.180% collateralized by U.S. Government Agency obligations and corporate bonds with various maturities to 08/15/23, market value $131,486,174 (c)(g)(h)	125,630,000	125,630,000
Total Repurchase Agreements (cost of $1,669,616,000)		1,669,616,000
Total Investments – 100.1% (cost of $9,577,808,992) (i)		9,577,808,992
Other Assets & Liabilities, Net – (0.1)%		(6,083,497)
Net Assets – 100.0%		9,571,725,495

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2013.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  The rate shown represents the discount rate at the date of purchase.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, these securities, which are not illiquid, amounted to $2,221,559,959 or 23.2% of net assets for the Fund.

(e)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2013.

(f)  The rate shown represents the annualized yield at the date of purchase.

(g)  Open repurchase agreement with no specific maturity date.

(h)  This security is subject to a demand feature.

(i)  Cost for federal income tax purposes is $9,577,808,992.
The following table summarizes the inputs used, as of August 31, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$2,380,888,405	$—	$2,380,888,405
Total Commercial Paper	—	1,800,508,367	—	1,800,508,367
Total Asset-Backed Commercial Paper	—	1,615,117,406	—	1,615,117,406
Total Time Deposits	—	1,162,845,000	—	1,162,845,000
Total Municipal Bonds	—	490,349,777	—	490,349,777
Total Government & Agency Obligations	—	295,866,336	—	295,866,336
Total Corporate Bonds	—	162,617,701	—	162,617,701
Total Repurchase Agreements	—	1,669,616,000	—	1,669,616,000
Total Investments	$—	$9,577,808,992	$—	$9,577,808,992

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Certificates of Deposit	24.9
Commercial Paper	18.8
Asset-Backed Commercial Paper	16.9
Time Deposits	12.2
Municipal Bonds	5.1
Government & Agency Obligations	3.1
Corporate Bonds	1.7
82.7
Repurchase Agreements	17.4
Other Assets & Liabilities, Net	(0.1)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities – BofA Money Market Reserves
August 31, 2013

		($)
Assets	Investments, at amortized cost approximating value	7,908,192,992
	Repurchase agreements, at amortized cost approximating value	1,669,616,000
	Total investments, at value	9,577,808,992
	Cash	67,330,224
	Receivable for:
	Investments sold	7,395,004
	Fund shares sold	11,681
	Interest	2,155,564
	Expense reimbursement due from investment advisor	43,249
	Trustees' deferred compensation plan	58,392
	Prepaid expenses	105,180
	Total Assets	9,654,908,286
Liabilities	Payable for:
	Investments purchased	81,312,528
	Fund shares repurchased	14,215
	Distributions	36,988
	Investment advisory fee	1,146,713
	Administration fee	292,456
	Pricing and bookkeeping fees	24,793
	Transfer agent fee	39,349
	Trustees' fees	37,199
	Custody fee	94,745
	Distribution and service fees	3,743
	Shareholder administration fee	16,038
	Chief compliance officer expenses	3,659
	Trustees' deferred compensation plan	58,392
	Other liabilities	101,973
	Total Liabilities	83,182,791
	Net Assets	9,571,725,495
Net Assets Consist of	Paid-in capital	9,571,619,114
	Undistributed net investment income	67,663
	Accumulated net realized gain	38,718
	Net Assets	9,571,725,495

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities (continued) – BofA Money Market Reserves
August 31, 2013

Adviser Class Shares	Net assets	$336,848,008
	Shares outstanding	336,842,463
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$8,839,168,063
	Shares outstanding	8,839,030,102
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$8,749,334
	Shares outstanding	8,749,205
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$266,063,340
	Shares outstanding	266,058,930
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$50,566,147
	Shares outstanding	50,565,659
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$70,330,603
	Shares outstanding	70,329,455
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

12

Statement of Operations – BofA Money Market Reserves
For the Year Ended August 31, 2013

		($)
Investment Income	Interest	33,701,086
Expenses	Investment advisory fee	18,202,770
	Administration fee	11,983,513
	Service fee:
	Adviser Class Shares	1,025,639
	Liquidity Class Shares	64,608
	Shareholder administration fee:
	Institutional Class Shares	133,393
	Trust Class Shares	81,884
	Transfer agent fee	236,090
	Pricing and bookkeeping fees	184,203
	Trustees' fees	158,886
	Custody fee	301,577
	Chief compliance officer expenses	28,179
	Other expenses	735,685
	Total Expenses	33,136,427
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(7,551,736)
	Fees waived by distributor:
	Adviser Class Shares	(700,110)
	Institutional Class Shares	(5,601)
	Liquidity Class Shares	(42,447)
	Trust Class Shares	(22,081)
	Expense reductions	(386)
	Net Expenses	24,814,066
	Net Investment Income	8,887,020
	Net realized gain on investments	38,755
	Net Increase Resulting from Operations	8,925,775

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets – BofA Money Market Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2013 ($)	2012 ($)
Operations	Net investment income	8,887,020	12,964,629
	Net realized gain on investments	38,755	105,652
	Net increase resulting from operations	8,925,775	13,070,281
Distributions to Shareholders	From net investment income:
	Capital Class Shares (1)	(8,723,295)	(12,190,676)
	Institutional Capital Shares (1)	(39,029)	(345,214)
	Institutional Class Shares	(118,976)	(383,120)
	Liquidity Class Shares	—	(1,745)
	Retail A Class Shares (1)	—	(504)
	Trust Class Shares	(5,720)	(43,370)
	From net realized gains:
	Adviser Class Shares	(595)	(1,150)
	Capital Class Shares (1)	(16,375)	(8,785)
	Institutional Capital Shares (1)	(41)	(301)
	Institutional Class Shares	(355)	(494)
	Liquidity Class Shares	(44)	(45)
	Trust Class Shares	(135)	(121)
	Total distributions to shareholders	(8,904,565)	(12,975,525)
	Net Capital Stock Transactions	(2,098,083,369)	3,650,203,097
	Total increase (decrease) in net assets	(2,098,062,159)	3,650,297,853
Net Assets	Beginning of period	11,669,787,654	8,019,489,801
	End of period	9,571,725,495	11,669,787,654
	Undistributed (Overdistributed) net investment income at end of period	67,663	(20,403)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets (continued) – BofA Money Market Reserves

	Capital Stock Activity
	Year Ended August 31,
	2013		2012
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	1,340,515,561	1,340,515,562	1,929,505,878	1,929,505,878
Distributions reinvested	37	37	37	37
Redemptions	(1,453,540,931)	(1,453,540,931)	(2,161,591,451)	(2,161,591,451)
Net decrease	(113,025,333)	(113,025,332)	(232,085,536)	(232,085,536)
Capital Class Shares (1)
Subscriptions	57,631,706,601	57,631,706,601	48,261,681,377	48,261,681,377
Conversion	—	—	41,663,554	41,663,554
Distributions reinvested	6,440,254	6,440,255	8,934,343	8,934,343
Redemptions	(59,337,788,478)	(59,337,788,478)	(44,160,875,936)	(44,160,875,936)
Net increase (decrease)	(1,699,641,623)	(1,699,641,622)	4,151,403,338	4,151,403,338
Institutional Capital Shares (1)
Subscriptions	56,502,246	56,502,246	380,697,323	380,697,323
Distributions reinvested	42	42	11,601	11,601
Redemptions	(291,590,052)	(291,590,053)	(350,299,291)	(350,299,291)
Net increase (decrease)	(235,087,764)	(235,087,765)	30,409,633	30,409,633
Institutional Class Shares
Subscriptions	876,376,034	876,376,033	977,916,119	977,916,120
Distributions reinvested	115,059	115,059	375,721	375,721
Redemptions	(934,887,010)	(934,887,010)	(1,188,709,761)	(1,188,709,761)
Net decrease	(58,395,917)	(58,395,918)	(210,417,921)	(210,417,920)
Liquidity Class Shares
Subscriptions	124,147,376	124,147,376	14,898,323	14,898,323
Distributions reinvested	44	44	1,763	1,763
Redemptions	(102,838,230)	(102,838,230)	(33,547,997)	(33,547,997)
Net increase (decrease)	21,309,190	21,309,190	(18,647,911)	(18,647,911)
Retail A Shares (1)
Subscriptions	—	—	559,596	559,596
Conversion	—	—	(41,663,554)	(41,663,554)
Redemptions	—	—	(1,050,713)	(1,050,714)
Net decrease	—	—	(42,154,671)	(42,154,672)
Trust Class Shares
Subscriptions	447,012,036	447,012,036	373,158,766	373,158,765
Redemptions	(460,253,958)	(460,253,958)	(401,462,600)	(401,462,600)
Net decrease	(13,241,922)	(13,241,922)	(28,303,834)	(28,303,835)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2013		2012		2011 (a)		2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—		—	(d)	—	0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	— (e)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	— (e)	0.01
Less Distributions to Shareholders:
From net investment income	—		—		—		—	(0.01)
From net realized gains	—	(d)	—	(d)	—		—	—
Total distributions to shareholders	—	(d)	—	(d)	—		—	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.00%		0.00%	0.89	%(i)(j)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (k)	0.28%		0.33%		0.31%		0.33%	0.48%
Waiver/Reimbursement	0.23%		0.18%		0.21%		0.19%	0.06%
Net investment income (k)	—		—		—	%(h)	—	1.08	%(j)
Net assets, end of period (000s)	$336,848		$449,873		$681,956		$1,399,372	$3,100,587

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Rounds to less than 0.01%.

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.00%.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2013	2012 (a)	2011 (b)	2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	0.001	0.001	—	(e)	0.01
Net realized gain (loss) on investments and Capital Support Agreement	— (f)	— (f)	— (f)	—	(e)	—	(e)
Total from investment operations	0.001	0.001	0.001	—	(e)	0.01
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.001)	(0.001)	—	(e)	(0.01)
From net realized gains	— (f)	— (f)	—	—		—
Total distributions to shareholders	(0.001)	(0.001)	(0.001)	—	(e)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (g)(h)	0.07%	0.14%	0.11%	0.13%		1.13	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.20%	0.20%	0.20%	0.20%		0.24%
Waiver/Reimbursement	0.06%	0.06%	0.07%	0.07%		0.05%
Net investment income (j)	0.08%	0.14%	0.11%	0.13%		1.07%
Net assets, end of period (000s)	$8,839,168	$10,538,788	$6,387,295	$8,094,013		$8,254,775

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(d)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(e)  Rounds to less than $0.01 per share.

(f)  Rounds to less than $0.001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.24%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2013	2012 (a)	2011 (b)	2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	0.001	0.001	—	(e)	0.01
Net realized gain (loss) on investments and Capital Support Agreement	— (f)	— (f)	— (f)	—	(e)	—	(e)
Total from investment operations	0.001	0.001	0.001	—	(e)	0.01
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.001)	(0.001)	—	(e)	(0.01)
From net realized gains	— (f)	— (f)	—	—		—
Total distributions to shareholders	(0.001)	(0.001)	(0.001)	—	(e)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (g)(h)	0.07%	0.14%	0.11%	0.13%		1.13	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.20%	0.20%	0.20%	0.20%		0.24%
Waiver/Reimbursement	0.06%	0.06%	0.07%	0.07%		0.05%
Net investment income (j)	0.11%	0.14%	0.11%	0.13%		1.19%
Net assets, end of period (000s)	$8,749	$243,840	$213,428	$331,202		$490,631

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(d)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(e)  Rounds to less than $0.01 per share.

(f)  Rounds to less than $0.001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.24%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2013		2012	2011 (a)	2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	0.001	—	(e)	0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	— (d)	— (d)	—	(e)	—	(e)
Total from investment operations	—	(d)	0.001	0.001	—	(e)	0.01
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.001)	—	(e)	(0.01)
From net realized gains	—	(d)	— (d)	—	—		—
Total distributions to shareholders	—	(d)	(0.001)	(0.001)	—	(e)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.04%		0.10%	0.07%	0.09%		1.09	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.24%		0.24%	0.24%	0.24%		0.28%
Waiver/Reimbursement	0.06%		0.06%	0.07%	0.06%		0.05%
Net investment income (i)	0.04%		0.09%	0.07%	0.09%		1.11%
Net assets, end of period (000s)	$266,063		$324,459	$534,875	$991,882		$2,003,722

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.20%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Money Market Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(d)	—	(e)	0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(e)	0.01
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	—	(e)	(0.01)
From net realized gains	—	(d)	—	(d)	—		—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(e)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.01%		0.00	%(h)	0.01%		0.98	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.29%		0.32%		0.31%		0.33%		0.39%
Waiver/Reimbursement	0.23%		0.19%		0.21%		0.19%		0.15%
Net investment income (j)	—		0.01%		—	%(h)	—	%(h)	1.12%
Net assets, end of period (000s)	$50,566		$29,257		$47,905		$102,245		$453,489

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.09%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(e)	0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(e)	0.01
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.01)
From net realized gains	—	(d)	—	(d)	—		—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(e)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.04%		0.02%		0.03%		1.03	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.27%		0.30%		0.29%		0.30%		0.34%
Waiver/Reimbursement	0.09%		0.06%		0.08%		0.07%		0.05%
Net investment income (i)	0.01%		0.04%		0.02%		0.03%		1.02%
Net assets, end of period (000s)	$70,331		$83,572		$111,876		$87,924		$179,509

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.14%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Notes to Financial Statements – BofA Money Market Reserves
August 31, 2013

Note 1. Organization

BofA Money Market Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers six classes of shares: Adviser Class, Capital Class, Institutional Capital, Institutional Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the

"Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

22

BofA Money Market Reserves, August 31, 2013

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds, investment-grade corporate bonds and equity securities. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Capital Support

On September 8, 2009, an affiliate of the Advisor purchased certain securities owned by the Fund.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for

23

BofA Money Market Reserves, August 31, 2013

distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2013, permanent book and tax basis differences resulting primarily from differing treatments for distribution re-designations were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$88,066	$(88,065)	$(1)

The tax character of distributions paid during the years ended August 31, 2013 and August 31, 2012 were as follows:

	August 31,
Distributions paid from	2013	2012
Ordinary Income*	$8,887,057	$12,964,629
Long-Term Capital Gains	17,508	10,896

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$152,335	$—

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act (December 22, 2010) be fully used before capital loss carry forwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2013. There is no guarantee that this expense limitation will continue after such date.

For the year ended August 31, 2013, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

24

BofA Money Market Reserves, August 31, 2013

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

As of February 1, 2013, the Fund entered into a Shadow Pricing agreement with State Street and the Advisor pursuant to which State Street provides a daily shadow net asset value calculation for the Fund. Under the agreement, the Fund pays State Street an annual fee of $20,000 paid monthly.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum initial investment requirements applicable to the account holder to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2013, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to selling agents for sales support services.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate servicing agents for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

25

BofA Money Market Reserves, August 31, 2013

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)		Plan Limit
Liquidity Class Shares	0.15	%*	0.25	%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%		0.25%
Liquidity Class Shares	0.15	%*	0.25	%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2013 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2013, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

The Advisor is entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

26

BofA Money Market Reserves, August 31, 2013

At August 31, 2013, the amounts potentially recoverable by the Advisor pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2016	2015	2014	recovery	ended 08/31/2013
$7,551,736	$6,172,479	$6,692,522	$20,416,737	$—

Fees Paid to Officers and Trustees

All officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 6. Custody Credits

Prior to January 1, 2013, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2013, these custody credits reduced total expenses by $386 for the Fund.

Note 7. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR

Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2013, the Fund did not borrow under this arrangement.

Note 8. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

The Fund's risks include, but are not limited to, the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund may be subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund may be subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed

27

BofA Money Market Reserves, August 31, 2013

securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

28

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Money Market Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Money Market Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2013

29

Federal Income Tax Information (Unaudited) – BofA Money Market Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

30

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (10 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2013; Independent consultant to financial firms since 1995. Oversees 11 Funds.

George J. Gorman (Born 1952)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	George J. Gorman LLC (consulting firm), since December 2010; Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (9 funds).
William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; President and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010. Oversees 11 Funds. Columbia Funds (130 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (130 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005). Oversees 11 Funds.

31

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2010; Consultant—MBIA, since March 2008. Oversees 11 Funds. Korn/Ferry International (recruiting); Board Member—PartnerRE (reinsurance), since June 2013.

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.

32

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

Michelle H. Rhee (Born 1966)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2013)	Associate General Counsel, Bank of America since March 2004.
Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2013)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

33

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors:
800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

37

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Money Market Reserves

Annual Report, August 31, 2013

© 2013 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-MMR-42/294603-1013

BofATM Funds

Annual Report

August 31, 2013

•  BofA Municipal Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	19
Notes to Financial Statements	27
Report of Independent Registered Public Accounting Firm	34
Federal Income Tax Information	35
Fund Governance	36
Important Information About This Report	41

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

03/01/13 – 08/31/13 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.40	1,024.10	1.11	1.12	0.22
Capital Class Shares	1,000.00	1,000.00	1,000.50	1,024.25	0.96	0.97	0.19
Daily Class Shares	1,000.00	1,000.00	1,000.40	1,024.10	1.11	1.12	0.22
Institutional Capital Shares	1,000.00	1,000.00	1,000.50	1,024.25	0.96	0.97	0.19
Institutional Class Shares	1,000.00	1,000.00	1,000.40	1,024.15	1.06	1.07	0.21
Investor Class Shares	1,000.00	1,000.00	1,000.40	1,024.10	1.11	1.12	0.22
Liquidity Class Shares	1,000.00	1,000.00	1,000.40	1,024.10	1.11	1.12	0.22
Trust Class Shares	1,000.00	1,000.00	1,000.40	1,024.15	1.06	1.07	0.21

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Municipal Reserves

August 31, 2013

Municipal Bonds – 72.7%
	Par ($)	Value ($)
Arizona – 0.4%
AZ Maricopa County Industrial Development Authority
Sonora Vista II Apartments,
Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.210% 12/01/39 (09/05/13) (a)(b)	830,000	830,000
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates,
Sunrise Vista Apartments, Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.210% 06/01/31 (09/05/13) (a)(b)	4,320,000	4,320,000
Arizona Total		5,150,000
Arkansas – 0.1%
AR Development Finance Authority
MERLOTS,
Series 2007 C106, AMT, DPCE: GNMA/FNMA, SPA: Wells Fargo Bank N.A. 0.360% 01/01/35 (09/04/13) (a)(b)(c)	750,000	750,000
Arkansas Total		750,000
California – 3.7%
CA San Jose Redevelopment Agency
Series 1996 A,
0.170% 12/10/13	1,890,909	1,890,909
CA School Cash Reserve Program Authority
Series 2013 Z,
2.000% 10/01/13	9,520,000	9,534,042
CA Statewide Communities Development Authority
0.230% 01/08/14	12,500,000	12,500,000
Kaiser Permanente,
Series 2009 B-4: 0.200% 09/12/13	6,350,000	6,350,000
0.210% 05/02/14	7,200,000	7,200,000
CA State
Revenue Anticipation Notes,
Series 2013 A2 2.000% 06/23/14	13,710,000	13,905,725
California Total		51,380,676

	Par ($)	Value ($)
Colorado – 0.8%
CO Boulder County
Boulder Medical Center PC,
Series 1998, AMT, LOC: Wells Fargo Bank N.A. 0.210% 01/01/17 (09/05/13) (a)(b)	1,060,000	1,060,000
CO Wells Fargo Stage Trust
Colorado State Housing Finance Authority University Hills LLC, Floating Certificates,
Series 2012 81C, LIQ FAC: Wells Fargo Bank N.A. 0.060% 10/01/54 (09/05/13) (a)(b)(c)	9,990,000	9,990,000
Colorado Total		11,050,000
Connecticut – 0.4%
CT Enfield
Series 2013
1.000% 08/12/14	3,300,000	3,323,958
CT Manchester
Series 2013
1.500% 07/03/14	3,081,000	3,114,136
Connecticut Total		6,438,094
Delaware – 2.1%
DE Eagle Tax-Exempt Trust
Series 2008, AMT,
Insured: FHLMC, LIQ FAC: FHLB 0.110% 04/15/49 (09/05/13) (a)(b)(c)	29,310,000	29,310,000
Delaware Total		29,310,000
Florida – 0.6%
FL Hillsborough County Industrial Development Authority
Seaboard Tampa Terminals,
Series 1986, AMT, LOC: Northern Trust Co. 0.350% 12/01/16 (09/04/13) (a)(b)	4,250,000	4,250,000

See Accompanying Notes to Financial Statements.

2

BofA Municipal Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Sunshine Governmental Financing Commission
Series H,
LIQ FAC: JPMorgan Chase Bank 0.190% 10/18/13	4,800,000	4,800,000
Florida Total		9,050,000
Georgia – 3.5%
GA Atlanta Urban Residential Finance Authority
Series 1992 A, AMT,
LOC: Wells Fargo Bank N.A. 0.210% 12/01/14 (09/05/13) (a)(b)	855,000	855,000
GA Gordon County Development Authority
Nance Carpet & Rug, Inc.,
Series 2006, AMT, LOC: Branch Banking & Trust 0.230% 10/01/21 (09/05/13) (a)(b)	1,735,000	1,735,000
GA Gwinnett County Development Authority
KMD Group LLC,
Series 2007, AMT, LOC: Branch Banking & Trust 0.210% 02/01/32 (09/04/13) (a)(b)	1,505,000	1,505,000
GA Main Street Natural Gas, Inc.
Series 2010 A,
SPA: Royal Bank of Canada 0.060% 08/01/40 (09/05/13) (a)(b)	32,955,000	32,955,000
GA Municipal Electric Authority
Series 2008 B,
LOC: Bank of Tokyo-Mitsubishi 0.050% 01/01/48 (09/04/13) (a)(b)	2,205,000	2,205,000
GA Municipal Gas Authority
Gas Portfolio III,
Series 2012 R, 2.000% 10/01/13	3,800,000	3,805,293
GA Savannah Economic Development Authority
Consolidated Utilities, Inc.,
Series 2007, AMT, LOC: Branch Banking & Trust 0.130% 11/01/27 (09/05/13) (a)(b)	4,190,000	4,190,000

	Par ($)	Value ($)
GA Wayne County Industrial Development Authority
Absorption Corp.,
Series 2004, AMT, LOC: Branch Banking & Trust 0.130% 09/01/19 (09/05/13) (a)(b)	1,600,000	1,600,000
Georgia Total		48,850,293
Idaho – 0.7%
ID Eagle Industrial Development Corp.
Rose Cottage LLC,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.260% 09/01/21 (09/05/13) (a)(b)	2,610,000	2,610,000
ID Housing & Finance Association
Balmoral II LP,
Series 2001, AMT, LOC: U.S. Bank N.A. 0.110% 04/01/33 (09/03/13) (a)(b)	4,105,000	4,105,000
Balmoral LP,
Series 2000, AMT, LOC: U.S. Bank N.A. 0.110% 05/01/32 (09/03/13) (a)(b)	3,615,000	3,615,000
Idaho Total		10,330,000
Illinois – 5.5%
IL Chicago
Groot Industries, Inc.,
Series 1995, AMT, LOC: JPMorgan Chase Bank 0.320% 12/01/15 (09/05/13) (a)(b)	400,000	400,000
MERLOTS:
Series 2007 C46, AMT, SPA: Wells Fargo Bank N.A. 0.360% 12/01/38 (09/04/13) (a)(b)	555,000	555,000
Series 2008 C38, AMT, SPA: Wells Fargo Bank N.A. 0.360% 06/01/43 (09/04/13) (a)(b)(c)	1,205,000	1,205,000
MRC Polymers, Inc.,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.160% 10/01/31 (09/05/13) (a)(b)	3,545,000	3,545,000

See Accompanying Notes to Financial Statements.

3

BofA Municipal Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
North Larabee LP,
Series 2001 A, AMT, LOC: BMO Harris Bank N.A. 0.160% 04/01/36 (09/05/13) (a)(b)	4,085,000	4,085,000
Renaissance St. Luke LP,
Series 2004 A, AMT, LOC: BMO Harris Bank N.A. 0.160% 01/01/39 (09/05/13) (a)(b)	3,395,000	3,395,000
IL Educational Facilities Authority
0.110% 10/10/13	6,000,000	6,000,000
IL Finance Authority
Barton Manufacturing, Inc.,
Series 2005, AMT, LOC: PNC Bank N.A. 0.160% 11/01/18 (09/05/13) (a)(b)	1,108,000	1,108,000
Campanya-Turano Bakery,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.520% 08/01/25 (09/05/13) (a)(b)	920,000	920,000
Clingan Steel, Inc.,
Series 2003 A, AMT, LOC: JPMorgan Chase Bank 0.520% 12/01/23 (09/05/13) (a)(b)	115,000	115,000
Concordia Place Apartrments LP,
Series 2013 A, AMT, LOC: BMO Harris Bank N.A. 0.190% 01/01/34 (09/05/13) (a)(b)	11,625,000	11,625,000
Decatur Mental Health Center,
Series 1997, AMT, LOC: PNC Bank N.A. 0.210% 05/01/18 (09/05/13) (a)(b)	995,000	995,000
Engineered Polymer,
Valspar Corp., Series 1995, AMT, LOC: Lloyds Bank: 0.210% 08/01/15 (09/05/13) (a)(b)	8,000,000	8,000,000
Groot Industries, Inc.,
Series 2003, AMT, LOC: JPMorgan Chase Bank 0.320% 12/01/23 (09/05/13) (a)(b)	3,135,000	3,135,000

	Par ($)	Value ($)
Knead Dough Baking,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.520% 09/01/25 (09/05/13) (a)(b)	300,000	300,000
Lake Towers Associates II LP,
Cinnamon Lake Towers, Series 1997, AMT, DPCE: FHLMC: SPA: FHLMC 0.190% 10/01/23 (09/05/13) (a)(b)	8,565,000	8,565,000
Merug LLC,
Series 2004 A, AMT, LOC: JPMorgan Chase Bank 0.320% 12/01/18 (09/05/13) (a)(b)	1,390,000	1,390,000
Series 2010 D,
LOC: Union Bank 0.070% 05/01/45 (09/03/13) (a)(b)	11,800,000	11,800,000
University of Chicago,
Series 2001 B3, 0.230% 07/01/36 (03/13/14) (b)(d)	2,800,000	2,800,000
IL Housing Development Authority
Pontiac Tower Associates III,
Series 2005, AMT, LOC: BMO Harris Bank N.A. 0.190% 09/01/35 (09/05/13) (a)(b)	3,360,000	3,360,000
Sterling Towers Associates II,
Series 2001, AMT, LOC: BMO Harris Bank N.A. 0.190% 10/01/35 (09/05/13) (a)(b)	3,330,000	3,330,000
Illinois Total		76,628,000
Indiana – 1.7%
IN Allen County
Debeere LLC,
Series 2002, AMT, LOC: JPMorgan Chase Bank 0.520% 08/01/17 (09/05/13) (a)(b)	1,200,000	1,200,000
IN Health Facility Financing Authority
Ascension Hlth Credit Grp,
Series 2005 A6 5.000% 10/01/27	1,500,000	1,552,243

See Accompanying Notes to Financial Statements.

4

BofA Municipal Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Wayne Township School Building Corp./Marion County
Series 2003 B,
Pre-refunded 01/15/14: 5.250% 07/15/19	2,665,000	2,715,171
5.250% 07/15/20	2,805,000	2,857,807
5.250% 07/15/21	1,150,000	1,171,650
5.250% 07/15/22	5,000,000	5,094,129
5.250% 07/15/23	8,895,000	9,062,456
Indiana Total		23,653,456
Iowa – 0.2%
IA Clinton
Sethness Products Company.,
Series 2004, AMT, LOC: Northern Trust Co. 0.350% 12/01/22 (09/04/13) (a)(b)	2,500,000	2,500,000
Iowa Total		2,500,000
Kansas – 0.8%
KS Osage City
Norseman Plastics Inc,
Series 2004 AMT, LOC: U.S. Bank N.A. 0.090% 12/01/14 (09/05/13) (a)(b)	3,200,000	3,200,000
KS Wyandotte County-Kansas City Unified Government
Series 2013 I,
0.240% 03/01/14	4,470,000	4,470,000
Series 2013 III,
0.220% 03/01/14	3,965,000	3,965,000
Kansas Total		11,635,000
Kentucky – 1.6%
KY Campbellsville-Taylor County Economic Development Authority
Airguard Industries, Inc.,
Series 2001, AMT, LOC: JPMorgan Chase Bank 0.350% 05/01/31 (09/04/13) (a)(b)	7,410,000	7,410,000
KY Clipper Tax-Exempt Certificate Trust
Kentucky Housing Corp.,
Certification of Participation, Series 2005, AMT, LIQ FAC: State Street Bank & Trust Co. 0.180% 07/01/35 (09/05/13) (a)(b)	1,710,000	1,710,000

	Par ($)	Value ($)
KY Hopkinsville
Comefri USA, Inc.,
Series 2006, AMT, LOC: Branch Banking & Trust 0.230% 06/01/26 (09/05/13) (a)(b)	2,470,000	2,470,000
KY Pendleton County
Associate County Leasing,
Series 1989, LOC: JPMorgan Chase Bank 0.260% 03/01/19 (11/14/13) (a)(b)	7,000,000	7,000,000
KY Rural Water Finance Corp.
Construction Notes,
Series 2012 D-1, 1.000% 10/01/13	4,500,000	4,502,510
Kentucky Total		23,092,510
Louisiana – 0.6%
LA Public Facilities Authority
Baton Rouge General Medical,
Series 2004 Pre-refunded 07/01/14: 5.250% 07/01/24	1,360,000	1,413,870
5.250% 07/01/33	7,000,000	7,272,643
Louisiana Total		8,686,513
Massachusetts – 1.0%
MA Department of Transportation
Series 2010,
SPA: TD Bank N.A. 0.050% 01/01/29 (09/04/13) (a)(b)	5,000,000	5,000,000
MA Health & Educational Facilities Authority
Harrington Memorial,
Series 2008 A, LOC: TD Bank N.A. 0.050% 07/01/38 (09/04/13) (a)(b)	1,600,000	1,600,000
MA Lawrence
Series 2013,
DPCE: Massachusetts Qualified Bond Program (Chapter 44A) 1.000% 09/01/14 (e)	2,000,000	2,011,080

See Accompanying Notes to Financial Statements.

5

BofA Municipal Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
MA Norton
Series 2012,
1.000% 12/13/13	5,000,000	5,010,117
Massachusetts Total		13,621,197
Michigan – 13.6%
MI Bank of New York Municipal Certificates Trust
Detroit Sewer Disposal,
Series 2006, LOC: Bank of New York 0.280% 07/01/26 (10/01/13) (a)(b)(c)	80,981,000	80,981,000
MI RBC Municipal Products, Inc., Trust
Michigan Higher Ed Student Loan Authority,
Series 2008 L30, AMT, LOC: Royal Bank of Canada 0.110% 09/01/32 (09/05/13) (a)(b)	76,090,000	76,090,000
MI St. Joseph Hospital Finance Authority
Lakeland Hospitals at Niles,
Series 2002, SPA: JPMorgan Chase Bank 0.110% 01/01/32 (09/05/13) (a)(b)	15,500,000	15,500,000
MI State Building Authority
Series 2003 I
Pre-refunded 10/15/13, 5.250% 10/15/16	5,000,000	5,029,264
MI Sterling Heights Economic Development Corp.
Kunath Enterprises LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.520% 02/01/16 (09/04/13) (a)(b)	400,000	400,000
MI Strategic Fund
Agritek Industries, Inc.,
Series 2005, AMT, LOC: PNC Bank N.A. 0.160% 06/01/35 (09/05/13) (a)(b)	1,650,000	1,650,000
Coastal Container Corp.,
Series 2007, AMT, LOC: PNC Bank N.A. 0.260% 12/01/27 (09/05/13) (a)(b)	4,650,000	4,650,000

	Par ($)	Value ($)
Continental Carbonic Products, Inc.,
Series 2007, AMT, LOC: JPMorgan Chase Bank 0.170% 03/01/32 (09/05/13) (a)(b)	5,960,000	5,960,000
Lapeer Technologies LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.470% 02/01/20 (09/04/13) (a)(b)	600,000	600,000
Michigan Total		190,860,264
Minnesota – 2.2%
MN Eden Prairie
SWB LLC,
Series 2000 A, AMT, LOC: U.S. Bank N.A. 0.210% 11/01/20 (09/05/13) (a)(b)	1,380,000	1,380,000
MN Housing Finance Agency
Residential Housing Revenue,
Series 2006 C, AMT, SPA: State Street Bank & Trust Co. 0.060% 01/01/37 (09/05/13) (a)(b)	9,755,000	9,755,000
MN Itasca County Independent School District No. 318
Aid Anticipation Certificates,
Minnesota School District Credit Enhancement Program, Series 2012, 1.500% 09/27/13	6,800,000	6,805,550
MN Jenkins
Pequot Tool & Manufacturing, Inc.,
Series 2007, AMT, LOC: Wells Fargo Bank N.A. 0.260% 06/01/27 (09/05/13) (a)(b)	980,000	980,000
MN Kenyon Wanamingo Independent School District No. 2172
Aid Anticipation Certificates,
Minnesota School District Credit Enhancement Program, Series 2012, 1.000% 09/27/13	1,085,000	1,085,477
MN Litchfield Independent School District No. 465
Aid Anticipation Certificates,
Minnesota School District Credit Enhancement Program, Series 2012, 1.250% 09/30/13	5,000,000	5,003,556

See Accompanying Notes to Financial Statements.

6

BofA Municipal Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
MN Minneapolis Special School District No. 1
Minnesota School District Credit Enhancement Program,
Series 2011 E, 3.000% 02/01/14	4,000,000	4,045,867
MN School District Capital Equipment Borrowing Program
Aid Anticipation Certificates,
Minnesota School District Credit Enhancement Program, Series 2012 B, 2.000% 09/10/13	2,415,000	2,416,039
Minnesota Total		31,471,489
Mississippi – 1.6%
MS Business Finance Corp.
Chevron U.S.A., Inc.:
Series 2009 F, GTY AGMT: Chevron Corp. 0.050% 12/01/30 (09/03/13) (a)(b)	14,300,000	14,300,000
Series 2011 B, GTY AGMT: Chevron Corp. 0.070% 11/01/35 (09/03/13) (b)(d)	6,000,000	6,000,000
MS Home Corp.
MERLOTS,
Series 2007, AMT, GTY AGMT: GNMA, FNMA, FHLMC, SPA: Wells Fargo Bank N.A. 0.260% 06/01/38 (09/04/13) (a)(b)	2,305,000	2,305,000
Mississippi Total		22,605,000
Missouri – 0.3%
MO Development Finance Board
The Nelson Gallery Foundation,
Series 2008 A, SPA: Northern Trust Co. 0.050% 12/01/37 (09/03/13) (a)(b)	4,700,000	4,700,000
Missouri Total		4,700,000
Montana – 0.7%
MT Board of Investments
Series 2004,
0.220% 03/01/29 (03/01/14) (b)(d)	5,600,000	5,600,000
Series 2013,
0.220% 03/01/38 (03/01/14) (b)(d)	3,820,000	3,820,000
Montana Total		9,420,000

	Par ($)	Value ($)
Nebraska – 0.9%
NE Douglas County Hospital Authority No. 2
Children's Hospital & Medical Center,
Series 2008 A, LOC: U.S. Bank N.A. 0.060% 08/15/32 (09/03/13) (a)(b)	5,120,000	5,120,000
NE Lancaster County
MLLC LLC,
Garner Industries, Inc., Series 2000 A, AMT, LOC: Wells Fargo Bank N.A. 0.210% 11/01/20 (09/05/13) (a)(b)	2,560,000	2,560,000
NE Omaha Public Power District
0.150% 09/18/13	4,200,000	4,200,000
NE Public Power District
Series 2010 C
4.000% 01/01/14	1,000,000	1,012,373
Nebraska Total		12,892,373
Nevada – 0.3%
NV Housing Division
Sdashs Apartments Ltd.,
Series 2002 A, AMT, LOC: Wells Fargo Bank N.A. 0.210% 04/01/35 (09/05/13) (a)(b)	3,000,000	3,000,000
NV Sparks
Rix Industries,
Series 2002, AMT, LOC: Wells Fargo Bank N.A. 0.260% 07/01/27 (09/05/13) (a)(b)	985,000	985,000
Nevada Total		3,985,000
New Hampshire – 2.0%
NH Health & Education Facilities Authority
University System of New Hampshire,
Series 2005 B SPA: Wells Fargo Bank N.A. 0.060% 07/01/33 (09/03/13) (a)(b)	27,690,000	27,690,000
New Hampshire Total		27,690,000

See Accompanying Notes to Financial Statements.

7

BofA Municipal Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
New Jersey – 9.0%
New Jersey Economic Development Authority
LOC: BNP Paribas
0.250% 09/17/13	50,000,000	50,000,000
NJ East Brunswick
Series 2013:
1.000% 03/21/14	8,152,000	8,175,658
2.000% 03/15/14	1,850,000	1,866,058
NJ Economic Development Authority
LOC:BNP Paribas
0.250% 09/17/13	20,350,000	20,350,000
Series 2007 T5
Pre-refunded 09/01/14, 5.000% 09/01/27	5,000,000	5,235,039
NJ Livingston
Series 2013:
1.000% 01/15/14	3,546,000	3,555,075
1.000% 05/22/14	5,500,000	5,528,851
NJ Middlesex County
Series 2013,
2.000% 01/15/14	1,660,000	1,670,543
NJ North Bergen
Series 2013,
1.000% 04/02/14	5,750,000	5,772,717
NJ RIB Floater Trust
NJ Healthcare Financing Authority
Series 2013 LOC: Barclays Bank PLC 0.110% 07/03/17 (09/05/13) (a)(b)(c)	8,350,000	8,350,000
NJ Stafford
Series 2013 A,
1.000% 05/19/14	8,447,750	8,487,273
NJ Sussex County
Series 2013
1.000% 06/27/14	7,000,000	7,045,770
New Jersey Total		126,036,984
New York – 4.3%
NY Central Islip Union Free School District
Series 2012,
1.000% 09/12/13	2,100,000	2,100,327
NY Cheektowaga
Series 2013
0.500% 07/17/14	5,800,000	5,813,673

	Par ($)	Value ($)
NY Connetquot Central School District of Islip
Series 2013
Insured: State Aid Withholding 0.500% 09/04/14 (e)	2,500,000	2,505,975
NY Liberty Development Corp.
3 World Trade Center LLC,
Series 2011 A3, Escrowed in U.S. Treasuries, 0.230% 12/01/49 (11/01/13) (b)(d)	16,900,000	16,900,000
NY Liverpool Central School District
Series 2012 B,
1.000% 10/04/13	15,740,059	15,749,836
NY Seneca Falls Central School District
Series 2013
Insured: State Aid Withholding 1.000% 07/23/14	6,000,000	6,029,223
NY Tonawanda
Series 2013
1.000% 09/04/14 (e)	3,920,000	3,948,538
NY Triborough Bridge & Tunnel Authority
Series 2002 F,
SPA: Landesbank Hessen-Thüringen 0.080% 11/01/32 (09/03/13) (a)(b)	1,900,000	1,900,000
NY West Seneca
Series 2013
1.000% 08/01/14	5,400,000	5,436,467
New York Total		60,384,039
North Carolina – 1.6%
NC Clipper Tax-Exempt Certificate Trust
North Carolina Housing Finance Agency,
Series 2005, AMT, LIQ FAC: State Street Bank & Trust Co. 0.180% 07/01/36 (09/05/13) (a)(b)	440,000	440,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
ABCO Automation, Inc.,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.210% 07/01/21 (09/05/13) (a)(b)	1,000,000	1,000,000

See Accompanying Notes to Financial Statements.

8

BofA Municipal Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
Snider Tire, Inc.,
Series 1999, AMT, LOC: Wells Fargo Bank N.A. 0.210% 10/01/19 (09/05/13) (a)(b)	1,200,000	1,200,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
Valspar Corp. Project,
Series 1995, AMT, LOC: Lloyds Bank 0.210% 06/01/15 (09/05/13) (a)(b)	4,500,000	4,500,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
DDSM Properties LLC,
Series 2008, AMT, LOC: Wells Fargo Bank N.A. 0.210% 01/01/28 (09/05/13) (a)(b)	4,770,000	4,770,000
PHC LLC,
Series 1999, AMT, LOC: Branch Banking & Trust 0.130% 03/01/14 (09/05/13) (a)(b)	515,000	515,000
NC Wake County
Series 2003 B
SPA: Wells Fargo Bank N.A. 0.050% 04/01/17 (09/05/13) (a)(b)	5,000,000	5,000,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
Altec Industries, Inc.,
Series 2007, AMT, LOC: Branch Banking & Trust 0.130% 03/01/27 (09/05/13) (a)(b)	5,000,000	5,000,000
North Carolina Total		22,425,000
Ohio – 0.3%
OH Cuyahoga County
Corporate Wings,
Series 2005, AMT, LOC: U.S. Bank N.A. 0.280% 04/01/25 (09/05/13) (a)(b)	1,015,000	1,015,000

	Par ($)	Value ($)
OH Lucas County
American Capital Properties,
Series 1999, AMT, LOC: PNC Bank N.A. 0.160% 10/01/18 (09/05/13) (a)(b)	1,815,000	1,815,000
OH Solon
JTM Products, Inc., Project,
Series 2001, AMT, LOC: PNC Bank N.A. 0.160% 06/01/21 (09/05/13) (a)(b)	860,000	860,000
Ohio Total		3,690,000
Pennsylvania – 1.8%
PA Delaware County Industrial Development Authority
Melmark Inc,
Series 2006 LOC: TD Bank N.A. 0.060% 03/01/26 (09/05/13) (a)(b)	1,200,000	1,200,000
PA Economic Development Financing Authority
Nhs-avs LLC,
Series 2008 LOC: TD Bank N.A. 0.060% 12/01/38 (09/03/13) (a)(b)	6,935,000	6,935,000
Pittsburgh Allegheny County,
Series 2002 A3, AMT, LOC: PNC Bank N.A. 0.210% 04/01/22 (09/05/13) (a)(b)	900,000	900,000
PA Housing Finance Agency
Series 2012 114A, AMT,
0.480% 10/01/13	4,690,000	4,690,000
PA Lawrence County Industrial Development Authority
Doren, Inc.,
Series 2004, AMT, LOC: PNC Bank N.A. 0.160% 12/01/15 (09/05/13) (a)(b)	1,700,000	1,700,000
PA Philadelphia School District
Series 2011 G,
LOC: Wells Fargo Bank N.A. 0.050% 09/01/30 (09/05/13) (a)(b)	9,600,000	9,600,000
Pennsylvania Total		25,025,000

See Accompanying Notes to Financial Statements.

9

BofA Municipal Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
Puerto Rico – 1.4%
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46
LOC: Royal Bank of Canada 0.160% 09/01/15 (09/06/13) (a)(b)(c)	20,000,000	20,000,000
Puerto Rico Total		20,000,000
South Carolina – 0.4%
SC Jobs-Economic Development Authority
Quoizel, Inc.,
Series 1996, AMT, LOC: Branch Banking & Trust 0.130% 05/01/16 (09/05/13) (a)(b)	1,075,000	1,075,000
Watson Engineering, Inc.,
Series 2007, AMT, LOC: PNC Bank N.A. 0.160% 09/01/27 (09/05/13) (a)(b)	4,470,000	4,470,000
South Carolina Total		5,545,000
Texas – 1.6%
TX North Texas Tollway
0.100% 10/11/13	9,500,000	9,500,000
TX Port of Port Arthur Navigation District
Total S.A.,
Fina Oil & Chemical Co.: Series 1998, AMT, 0.140% 05/01/33 (09/04/13) (b)(d)	3,300,000	3,300,000
Series 2000 B, AMT, 0.130% 05/01/35 (09/04/13) (b)(d)	10,000,000	10,000,000
Texas Total		22,800,000
Utah – 1.4%
UT Building Ownership Authority
Series 2004,
Pre-refunded 05/15/14, 5.000% 05/15/17	1,825,000	1,885,591
UT Weber County
IHC Health Services, Inc.,
Series 2000 C, SPA: Bank of New York Mellon 0.050% 02/15/35 (09/03/13) (a)(b)	9,800,000	9,800,000

	Par ($)	Value ($)
UT Webster County Hospital
IHC Health Services, Inc.,
Series 2000 B, SPA: U.S. Bank N.A. 0.060% 02/15/32 (09/04/13) (a)(b)	7,900,000	7,900,000
Utah Total		19,585,591
Virginia – 1.8%
VA Deutsche Bank Spears/Lifers Trust
Richmond VA Redevelopment & Housing Authority,
Series 2011, AMT, GTY AGMT: Deutsche Bank AG 0.300% 10/01/29 (11/14/13) (a)(b)(c)	18,030,000	18,030,000
VA Fairfax County Economic Development Authority
Szivic Family LLC,
Series 2006, AMT, LOC: Branch Banking & Trust 0.230% 09/01/26 (09/05/13) (a)(b)	1,400,000	1,400,000
VA Fairfax County Industrial Development Authority
Inova Health Sys Obl Grp,
Series 2009 Pre-refunded 05/15/14, 5.500% 05/15/29	6,275,000	6,505,355
Virginia Total		25,935,355
Washington – 2.9%
WA Economic Development Finance Authority
RMI Investors LLC,
Series 2001 F, AMT, LOC: Wells Fargo Bank N.A. 0.210% 08/01/26 (09/05/13) (a)(b)	2,600,000	2,600,000
WA Health Care Facilities Authority
MultiCare Health System,
Series 2007 C, LOC: Barclays Bank PLC 0.040% 08/15/41 (09/04/13) (a)(b)	27,200,000	27,200,000
WA Pierce County Economic Development Corp.
Sumner Leasing LLC,
Quality Stamping Project, Series 2006, AMT, LOC: FHLB 0.260% 12/01/36 (09/05/13) (a)(b)	1,850,000	1,850,000

See Accompanying Notes to Financial Statements.

10

BofA Municipal Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
WA Port of Seattle Industrial Development Corp.
Crowley Marine Services,
Series 2001, AMT, LOC: DnB NOR Bank ASA 0.160% 12/31/21 (09/04/13) (a)(b)	8,700,000	8,700,000
Washington Total		40,350,000
Wisconsin – 0.3%
WI Ashland
Larson-Juhl U.S. LLC,
Series 2000, AMT, LOC: Wells Fargo Bank N.A. 0.260% 07/01/20 (09/06/13) (a)(b)	2,220,000	2,220,000
WI Public Finance Authority
Glenridge on Palmer Ranch,
Series 2011 B, LOC: Bank of Scotland 0.080% 06/01/41 (09/03/13) (a)(b)	1,570,000	1,570,000
Wisconsin Total		3,790,000
Wyoming – 0.6%
WY Sweetwater County
PacifiCorp,
Series 1995, AMT, LOC: Bank of Nova Scotia 0.080% 11/01/25 (09/03/13) (a)(b)	8,100,000	8,100,000
Wyoming Total		8,100,000
Total Municipal Bonds (cost of $1,019,416,834)		1,019,416,834
Closed-End Investment Companies – 18.6%
California – 1.7%
CA Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.140% 08/01/40 (09/05/13) (a)(b)(c)	24,100,000	24,100,000
California Total		24,100,000

	Par ($)	Value ($)
Other – 16.9%
Nuveen AMT-Free Municipal Income Fund
Series 2013 2-1309,
LIQ FAC: Citibank N.A. 0.150% 12/01/40 (09/05/13) (a)(b)(c)	2,000,000	2,000,000
Nuveen Municipal Opportunity Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.160% 12/01/40 (09/05/13) (a)(b)(c)	100,000,000	100,000,000
Nuveen Premium Income Municipal Fund 4, Inc.
Series 2010, AMT,
LIQ FAC: JPMorgan Chase Bank 0.130% 03/01/40 (09/05/13) (a)(b)(c)	77,200,000	77,200,000
Nuveen Quality Income Municipal Fund, Inc.
Series 2010,
LIQ FAC: JPMorgan Chase Bank 0.130% 12/01/40 (09/05/13) (a)(b)(c)	57,800,000	57,800,000
Other Total		237,000,000
Total Closed-End Investment Companies (cost of $261,100,000)		261,100,000
Short-Term Obligations – 9.1%
Variable Rate Demand Notes – 9.1%
FHLMC Multi-Family VRD Certificates
0.120% 11/15/34 (09/05/13) (b)(d)	9,915,889	9,915,889
0.120% 02/15/35 (09/05/13) (b)(c)(d)	9,599,680	9,599,680
0.120% 08/15/45 (09/05/13) (b)(d)	70,530,454	70,530,454
0.120% 01/15/47 (09/05/13) (b)(d)	37,398,392	37,398,392
Variable Rate Demand Notes Total		127,444,415
Total Short-Term Obligations (cost of $127,444,415)		127,444,415
Total Investments – 100.4% (cost of $1,407,961,249) (f)		1,407,961,249
Other Assets & Liabilities, Net – (0.4)%		(6,192,045)
Net Assets – 100.0%		1,401,769,204

See Accompanying Notes to Financial Statements.

11

BofA Municipal Reserves

August 31, 2013

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2013.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, these securities, which are not illiquid, amounted to $439,315,680 or 31.3% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2013.

(e)  Security purchased on a delayed delivery basis.

(f)  Cost for federal income tax purposes is $1,407,961,249.

The following table summarizes the inputs used, as of August 31, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$1,019,416,834	$—	$1,019,416,834
Total Closed-End Investment Companies	—	261,100,000	—	261,100,000
Total Short-Term Obligations	—	127,444,415	—	127,444,415
Total Investments	$—	$1,407,961,249	$—	$1,407,961,249

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	72.7
Closed End Investment Companies	18.6
91.3
Short-Term Obligations	9.1
Other Assets & Liabilities, Net	(0.4)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTs	Municipal Exempt Receipts – Liquidity Optional Tender Series
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities – BofA Municipal Reserves
August 31, 2013

		($)
Assets	Investments, at amortized cost approximating value	1,407,961,249
	Cash	39,873
	Receivable for:
	Investments sold	805,021
	Fund shares sold	4,350
	Interest	1,709,869
	Expense reimbursement due from investment advisor	28,640
	Trustees' deferred compensation plan	10,798
	Prepaid expenses	29,973
	Total Assets	1,410,589,773
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	8,465,593
	Distributions	8
	Investment advisory fee	152,483
	Administration fee	37,195
	Pricing and bookkeeping fees	18,933
	Transfer agent fee	12,229
	Trustees' fees	14,167
	Audit fee	47,856
	Custody fee	11,256
	Chief compliance officer expenses	1,641
	Trustees' deferred compensation plan	10,798
	Other liabilities	48,410
	Total Liabilities	8,820,569
	Net Assets	1,401,769,204
Net Assets Consist of	Paid-in capital	1,401,562,045
	Undistributed net investment income	509,024
	Accumulated net realized loss	(301,865)
	Net Assets	1,401,769,204

See Accompanying Notes to Financial Statements.

13

Statement of Assets and Liabilities (continued) – BofA Municipal Reserves
August 31, 2013

Adviser Class Shares	Net assets	$27,518,399
	Shares outstanding	27,512,176
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$670,990,867
	Shares outstanding	670,879,683
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$25,760,856
	Shares outstanding	25,756,569
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$31,689,228
	Shares outstanding	31,683,979
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$22,092,483
	Shares outstanding	22,088,820
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$245,752
	Shares outstanding	245,711
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$5,562,844
	Shares outstanding	5,561,919
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$617,908,775
	Shares outstanding	617,805,757
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

14

Statement of Operations – BofA Municipal Reserves
For the Year Ended August 31, 2013

		($)
Investment Income	Interest	4,718,999
Expenses	Investment advisory fee	3,058,171
	Administration fee	1,898,781
	Distribution fee:
	Daily Class Shares	115,942
	Investor Class Shares	243
	Service fee:
	Adviser Class Shares	145,162
	Daily Class Shares	82,816
	Investor Class Shares	609
	Liquidity Class Shares	13,849
	Shareholder administration fee:
	Institutional Class Shares	14,244
	Trust Class Shares	637,149
	Transfer agent fee	48,710
	Pricing and bookkeeping fees	162,913
	Trustees' fees	61,005
	Custody fee	33,734
	Chief compliance officer expenses	10,234
	Other expenses	442,475
	Total Expenses	6,726,037
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(1,739,919)
	Fees waived by distributor:
	Adviser Class Shares	(128,630)
	Daily Class Shares	(186,812)
	Institutional Class Shares	(5,727)
	Investor Class Shares	(768)
	Liquidity Class Shares	(11,992)
	Trust Class Shares	(447,544)
	Expense reductions	(214)
	Net Expenses	4,204,431
	Net Investment Income	514,568
	Net realized gain on:
	Investments	37,248
	Reimbursement by Investment Advisor (1)	35,560
	Net realized gain on investments	72,808
	Net Increase Resulting from Operations	587,376

(1)  See Note 8 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets – BofA Municipal Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2013 ($)	2012 ($)
Operations	Net investment income	514,568	2,315,712
	Net realized gain (loss) on investments	37,248	(118,710)
	Reimbursement by Investment Advisor (1)	35,560	—
	Net increase resulting from operations	587,376	2,197,002
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(19,154)	(100)
	Capital Class Shares	(800,561)	(2,203,434)
	Class Z Shares (2)	—	(1,633)
	Daily Class Shares	(11,422)	(10)
	Institutional Capital Shares (2)	(19,697)	(17,714)
	Institutional Class Shares	(16,310)	(48,841)
	Investor Class	(90)	—
	Liquidity Class Shares	(2,048)	(30)
	Trust Class Shares	(227,213)	(43,950)
	Total distributions to shareholders	(1,096,495)	(2,315,712)
	Net Capital Stock Transactions	(1,160,486,255)	(1,261,005,870)
	Total decrease in net assets	(1,160,995,374)	(1,261,124,580)
Net Assets	Beginning of period	2,562,764,578	3,823,889,158
	End of period	1,401,769,204	2,562,764,578
	Undistributed net investment income at end of period	509,024	1,204,309

(1)  See Note 8 in the Accompanying Notes to Financial Statements.

(2)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

16

Statement of Changes in Net Assets (continued) – BofA Municipal Reserves

	Capital Stock Activity
	Year Ended August 31,
	2013		2012
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	244,035,993	244,035,993	361,597,245	361,597,245
Distributions reinvested	1,839	1,839	7	7
Redemptions	(266,753,426)	(266,753,426)	(479,836,148)	(479,836,148)
Net decrease	(22,715,594)	(22,715,594)	(118,238,896)	(118,238,896)
Capital Class Shares
Subscriptions	2,080,050,275	2,080,050,275	6,578,239,877	6,578,239,876
Distributions reinvested	326,408	326,408	1,187,270	1,187,270
Redemptions	(3,223,321,662)	(3,223,321,662)	(7,590,334,263)	(7,590,334,263)
Net decrease	(1,142,944,979)	(1,142,944,979)	(1,010,907,116)	(1,010,907,117)
Class Z Shares (1)
Subscriptions	—	—	85,551	85,551
Conversion	—	—	(21,389,943)	(21,389,943)
Redemptions	—	—	(386,511)	(386,511)
Net decrease	—	—	(21,690,903)	(21,690,903)
Daily Class Shares
Subscriptions	500,364	500,364	721,146	721,146
Redemptions	(14,891,749)	(14,891,749)	(49,007,633)	(49,007,633)
Net decrease	(14,391,385)	(14,391,385)	(48,286,487)	(48,286,487)
Institutional Capital Shares (1)
Subscriptions	35,556,026	35,556,026	24,622,453	24,622,453
Conversion	—	—	21,389,943	21,389,943
Distributions reinvested	11,804	11,804	15,939	15,939
Redemptions	(33,854,115)	(33,854,115)	(16,058,071)	(16,058,071)
Net increase	1,713,715	1,713,715	29,970,264	29,970,264
Institutional Class Shares
Subscriptions	133,462,204	133,462,204	571,835,446	571,835,446
Distributions reinvested	15,010	15,010	43,380	43,380
Redemptions	(200,612,463)	(200,612,463)	(642,485,541)	(642,485,541)
Net decrease	(67,135,249)	(67,135,249)	(70,606,715)	(70,606,715)
Investor Class Shares
Subscriptions	21,000	21,000	134,667	134,667
Distributions reinvested	66	66	—	—
Redemptions	(14,816)	(14,816)	(113,296)	(113,296)
Net increase	6,250	6,250	21,371	21,371
Liquidity Class Shares
Subscriptions	200,000	200,000	2,320,000	2,320,000
Distributions reinvested	2,048	2,048	30	30
Redemptions	(1,741,782)	(1,741,782)	(3,400,321)	(3,400,321)
Net decrease	(1,539,734)	(1,539,734)	(1,080,291)	(1,080,291)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

17

Statement of Changes in Net Assets (continued) – BofA Municipal Reserves

	Capital Stock Activity
	Year Ended August 31,
	2013		2012
	Shares	Dollars ($)	Shares	Dollars ($)
Trust Class Shares
Subscriptions	963,503,552	963,503,552	864,853,168	864,853,168
Distributions reinvested	—	—	62	62
Redemptions	(876,982,831)	(876,982,831)	(885,040,326)	(885,040,326)
Net increase (decrease)	86,520,721	86,520,721	(20,187,096)	(20,187,096)

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(d)	0.0001		0.0100
Net realized gain on investments	—	(d)	—		—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	0.0001		0.0100
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—		(0.0001)		(0.0100)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.04	%(g)	0.00	%(h)	0.00%		0.00	%(h)	1.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.22%		0.29%		0.34%		0.39%		0.48%
Waiver/Reimbursement	0.31%		0.23%		0.18%		0.13%		0.05%
Net investment income (i)	—		—	%(h)	—	%(h)	0.01%		1.06%
Net assets, end of period (000s)	$27,518		$50,243		$168,505		$329,108		$701,879

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2013		2012	2011 (a)	2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	0.001	0.0019	0.0125
Net realized gain on investments	—	(d)	—	—	—	—
Total from investment operations	—	(d)	0.001	0.001	0.0019	0.0125
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.001)	(0.0019)	(0.0125)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.07	%(g)	0.09%	0.14%	0.19%	1.26%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.20%		0.20%	0.20%	0.20%	0.23%
Waiver/Reimbursement	0.08%		0.07%	0.07%	0.06%	0.05%
Net investment income (h)	0.04%		0.09%	0.14%	0.18%	1.15%
Net assets, end of period (000s)	$670,991		$1,814,346	$2,825,365	$3,619,465	$4,655,880

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2013		2012		2011 (a)		2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(d)	—	0.0071
Net realized gain on investments	—	(d)	—		—		—	—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	0.0071
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(0.0071)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (e)(f)	0.04	%(g)	0.00	%(h)	0.00	%(h)	0.00%	0.71%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.23%		0.29%		0.35%		0.39%	0.78%
Waiver/Reimbursement	0.65%		0.58%		0.52%		0.47%	0.10%
Net investment income (i)	—		—	%(h)	—	%(h)	—	0.78%
Net assets, end of period (000s)	$25,761		$40,160		$88,455		$452,671	$1,347,281

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2013		2012 (a)	2011 (b)	2010 (c)(d)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.001	0.001	0.0019	0.0125
Net realized gain on investments	—	(e)	—	—	—	—
Total from investment operations	—	(e)	0.001	0.001	0.0019	0.0125
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.001)	(0.001)	(0.0019)	(0.0125)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.07	%(h)	0.09%	0.14%	0.19%	1.26%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.19	%(j)	0.20%	0.20%	0.20%	0.23%
Waiver/Reimbursement	0.09%		0.07%	0.07%	0.06%	0.05%
Net investment income (i)	0.03%		0.09%	0.14%	0.19%	1.24%
Net assets, end of period (000s)	$31,689		$29,978	$21,696	$25,943	$36,380

(a)  On October 1, 2011, Class Z shares were converted to Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(d)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2013		2012	2011 (a)	2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	0.001	0.0015	0.0121
Net realized gain on investments	—	(d)	—	—	—	—
Total from investment operations	—	(d)	0.001	0.001	0.0015	0.0121
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.001)	(0.0015)	(0.0121)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.05	%(g)	0.05%	0.10%	0.15%	1.22%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.22%		0.24%	0.24%	0.24%	0.27%
Waiver/Reimbursement	0.10%		0.07%	0.07%	0.06%	0.05%
Net investment income (h)	0.02%		0.05%	0.10%	0.15%	1.12%
Net assets, end of period (000s)	$22,092		$89,248	$159,867	$328,101	$1,123,450

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2013		2012	2011 (a)	2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	—	(d)	0.0090
Net realized gain on investments	—	(e)	—	—	—		—
Total from investment operations	—	(e)	—	—	—	(d)	0.0090
Less Distributions to Shareholders:
From net investment income	—	(e)	—	—	—	(d)	(0.0090)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.04	%(h)	0.00%	0.00%	0.00	%(i)	0.91%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.23%		0.29%	0.34%	0.39%		0.58%
Waiver/Reimbursement	0.40%		0.33%	0.28%	0.22%		0.05%
Net investment income (j)	—		—	—	—	%(i)	0.88%
Net assets, end of period (000s)	$246		$240	$218	$245		$53,818

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.0001 per share.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – BofA Municipal Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2013		2012		2011 (a)	2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	— (d)	0.0004	0.0110
Net realized gain on investments	—	(d)	—		—	—	—
Total from investment operations	—	(d)	—	(d)	— (d)	0.0004	0.0110
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	— (d)	(0.0004)	(0.0110)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.04	%(g)	—	%(h)	0.01%	0.04%	1.10%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.23%		0.29%		0.33%	0.34%	0.38%
Waiver/Reimbursement	0.30%		0.23%		0.19%	0.17%	0.15%
Net investment income (i)	—		—	%(h)	0.01%	0.06%	1.11%
Net assets, end of period (000s)	$5,563		$7,104		$8,184	$12,882	$167,085

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2013		2012	2011 (a)	2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		— (d)	— (d)	0.0009	0.0115
Net realized gain on investments	—	(d)	—	—	—	—
Total from investment operations	—	(d)	— (d)	— (d)	0.0009	0.0115
Less Distributions to Shareholders:
From net investment income	—	(d)	— (d)	— (d)	(0.0009)	(0.0115)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.04	%(g)	0.01%	0.05%	0.09%	1.15%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.22%		0.28%	0.29%	0.30%	0.33%
Waiver/Reimbursement	0.16%		0.09%	0.08%	0.06%	0.05%
Net investment income (h)	—		0.01%	0.05%	0.09%	1.09%
Net assets, end of period (000s)	$617,909		$531,446	$551,600	$351,866	$456,691

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

26

Notes to Financial Statements – BofA Municipal Reserves
August 31, 2013

Note 1. Organization

BofA Municipal Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. On October 1, 2011, Institutional Capital shares commenced operations and Class Z shares were converted into Institutional Capital shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

27

BofA Municipal Reserves, August 31, 2013

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2013, permanent book and tax basis differences resulting primarily from differing treatments for prior year undistributed tax-exempt income were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$(113,358)	$—	$113,358

The tax character of distributions paid during the years ended August 31, 2013 and August 31, 2012 were as follows:

	August 31,
Distributions paid from	2013	2012
Tax-Exempt Income	$776,314	$2,026,508
Ordinary Income*	320,181	289,204

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

28

BofA Municipal Reserves, August 31, 2013

As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$352,380	$156,652	$—

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act (December 22, 2010) be fully used before capital loss carry forwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

As of August 31, 2013, the Fund had pre-Act capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2017	$226,472

As of August 31, 2013, the Fund had post-Act capital losses as follows:

Short-Term Losses
$75,393

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2013. There is no guarantee that this expense limitation will continue after such date.

For the year ended August 31, 2013, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following

29

BofA Municipal Reserves, August 31, 2013

annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum initial investment requirements applicable to the account holder to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2013, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to selling agents for sales support services.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate servicing agents for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

30

BofA Municipal Reserves, August 31, 2013

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2013 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2013, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

The Advisor is entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

31

BofA Municipal Reserves, August 31, 2013

At August 31, 2013, the amounts potentially recoverable by the Advisor pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2016	2015	2014	recovery	ended 08/31/2013
$1,634,582	$2,382,610	$3,128,637	$7,145,829	$—

Fees Paid to Officers and Trustees

All officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Custody Credits

Prior to January 1, 2013, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2013, these custody credits reduced total expenses by $214 for the Fund.

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2013, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Reimbursement

During the year ended August 31, 2013, the Advisor reimbursed the Fund $35,560 due to a trading error.

Note 9. Significant Risks and Contingencies

The Fund's risks include, but are not limited to, the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders.

32

BofA Municipal Reserves, August 31, 2013

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

33

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Municipal Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Municipal Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2013

34

Federal Income Tax Information (Unaudited) – BofA Municipal Reserves

For the fiscal year ended August 31, 2013, 70.80% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns

35

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (10 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2013; Independent consultant to financial firms since 1995. Oversees 11 Funds.

George J. Gorman (Born 1952)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	George J. Gorman LLC (consulting firm), since December 2010; Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (9 funds).
William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; President and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010. Oversees 11 Funds. Columbia Funds (130 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (130 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005). Oversees 11 Funds.

36

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2010; Consultant—MBIA, since March 2008. Oversees 11 Funds. Korn/Ferry International (recruiting); Board Member—PartnerRE (reinsurance), since June 2013.

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.

37

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

Michelle H. Rhee (Born 1966)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2013)	Associate General Counsel, Bank of America since March 2004.
Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2013)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

38

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Municipal Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors:
800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

41

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Municipal Reserves

Annual Report, August 31, 2013

© 2013 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-MNR-42/294603-1013

BofATM Funds

Annual Report

August 31, 2013

•  BofA New York Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
Report of Independent Registered Public Accounting Firm	21
Federal Income Tax Information	22
Fund Governance	23
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA New York Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

03/01/13 – 08/31/13 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,024.30	0.91	0.92	0.18
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,024.25	0.96	0.97	0.19
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,024.25	0.96	0.97	0.19
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,024.25	0.96	0.97	0.19

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA New York Tax-Exempt Reserves

August 31, 2013

Municipal Bonds – 91.2%
	Par ($)	Value ($)
New Jersey – 2.9%
New Jersey Economic Development Authority,
LOC:BNP Paribas
0.250% 09/17/13	9,000,000	9,000,000
New Jersey Total		9,000,000
New York – 78.7%
NY Albany Industrial Development Agency
Albany College of Pharmacy,
Series 2004 B, LOC: TD Bank N.A. 0.060% 12/01/34 (09/05/13) (a)(b)	6,840,000	6,840,000
NY Amherst Development Corp.
Asbury Pointe, Inc.,
Series 2011 A, LOC: M&T Bank 0.080% 02/01/35 (09/05/13) (a)(b)	3,855,000	3,855,000
NY Bank of New York Municipal Certificates Trust
Series 2007,
LOC: Bank of New York 0.270% 02/15/36 (11/15/13) (a)(b)	16,730,000	16,730,000
NY Central Islip Union Free School District
Series 2012,
1.000% 09/12/13	5,000,000	5,000,780
NY Cheektowaga Central School District
Series 2012 A,
1.000% 10/17/13	5,965,000	5,968,962
NY City Industrial Development Agency
Jamaica First Parking LLC,
Series 2001 LOC: TD Bank N.A. 0.060% 03/01/31 (09/05/13) (a)(b)	3,710,000	3,710,000
Jewish Board of Family and Children's Services,
Series 2000 LOC: TD Bank N.A. 0.070% 07/01/25 (09/04/13) (a)(b)	5,000,000	5,000,000
NY Clarence Central School District
Series 2013
Insured: State Aid Withholding 1.000% 07/17/14	1,387,500	1,393,774

	Par ($)	Value ($)
NY Clipper Tax-Exempt Certificate Trust
New York Dormitory Authority,
Series 2007, LIQ FAC: State Street Bank & Trust Co. 0.090% 11/15/26 (09/05/13) (a)(b)	15,125,000	15,125,000
NY Connetquot Central School District of Islip
Series 2013
Insured: State Aid Withholding 0.500% 09/04/14 (c)	2,700,000	2,706,453
NY Dormitory Authority
Catholic Health System,
Series 2008, LOC: HSBC Bank USA N.A. 0.080% 07/01/34 (09/05/13) (a)(b)	7,155,000	7,155,000
Pratt Institute,
Series 2009 B, LOC: TD Bank N.A. 0.110% 07/01/34 (09/05/13) (a)(b)	5,810,000	5,810,000
Series 2006 C,
5.000% 12/15/13	1,000,000	1,013,607
Wagner College,
Series 2009, LOC: TD Bank N.A. 0.070% 07/01/38 (09/04/13) (a)(b)	4,210,000	4,210,000
NY Dutchess County Industrial Development Agency
Trinity-Pawling School Corp.,
Series 2002, LOC: PNC Bank N.A. 0.060% 10/01/32 (09/05/13) (a)(b)	2,540,000	2,540,000
NY Greene County
Series 2013,
1.000% 03/28/14	10,000,000	10,035,730
NY Honeoye Falls-Lima Central School District
Series 2013
Insured: State Aid Withholding 1.000% 06/18/14	6,468,068	6,504,915
NY Housing Finance Agency
L&M 93rd Street LLC,
250 West 93rd St., Series 2005 A, AMT, LOC: Landesbank Hessen-Thüringen: 0.090% 11/01/38 (09/04/13) (a)(b)	4,750,000	4,750,000

See Accompanying Notes to Financial Statements.

2

BofA New York Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
Midtown West B LLC,
505 West 37th St.: Series 2008 A, AMT, LOC: Landesbank Hessen-Thüringen: 0.120% 05/01/42 (09/04/13) (a)(b)	12,355,000	12,355,000
Series 2009 B, LOC: Landesbank Hessen-Thüringen 0.120% 05/01/42 (09/04/13) (a)(b)	6,800,000	6,800,000
NY JPMorgan Chase Putters/Drivers Trust
New York State Thruway Authority,
Series 2009 3600Z, LIQ FAC: JPMorgan Chase Bank 0.180% 01/01/16 (09/05/13) (a)(b)(d)	9,245,000	9,245,000
New York, NY,
Series 2012 4237, LIQ FAC: Deutsche Bank A.G. 0.080% 04/01/20 (09/05/13) (a)(b)(d)	3,535,000	3,535,000
NY Livingston County Industrial Development Agency
Red Jacket/Nicholas,
Series 2007 A, LOC: HSBC Bank USA N.A. 0.080% 07/01/19 (09/05/13) (a)(b)	1,422,000	1,422,000
NY Longwood Central School District Suffolk County
Series 2013,
1.000% 12/19/13	1,500,000	1,502,803
NY Monroe County Industrial Development Agency
Nazareth College of Rochester,
Series 2008, LOC: JPMorgan Chase Bank 0.080% 04/01/38 (09/04/13) (a)(b)	1,850,000	1,850,000
St. Ann's Home for the Aged,
Series 2000, LOC: HSBC Bank USA N.A. 0.080% 07/01/30 (09/04/13) (a)(b)	6,625,000	6,625,000
NY Nassau Health Care Corp.
Series 2009 C2,
LOC: Wells Fargo Bank N.A. 0.150% 08/01/29 (10/07/13) (a)(b)	5,365,000	5,365,000

	Par ($)	Value ($)
NY New York City Housing Development Corp.
Atlantic Yards B2 Owner,
Dean Street Development, Series 2012 A, LOC: Bank of New York: 0.060% 12/01/46 (09/04/13) (a)(b)	3,000,000	3,000,000
RBNB 20 Owner LLC,
Series 2006 A, LOC: Landesbank Hessen-Thüringen 0.090% 06/01/39 (09/04/13) (a)(b)	1,300,000	1,300,000
RBNB Wall Street Owner,
Series 2005 A, LOC: Landesbank Hessen-Thüringen 0.090% 12/01/36 (09/04/13) (a)(b)	6,100,000	6,100,000
Series 2009 A,
Credit Support: FHLMC, LIQ FAC: FHLMC 0.070% 09/01/49 (09/04/13) (a)(b)	1,700,000	1,700,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2002 1,
LIQ FAC: Landesbank Hessen-Thüringen 0.090% 11/01/22 (09/04/13) (a)(b)	1,485,000	1,485,000
Series 2004 C,
Pre-refunded 02/01/14, 5.000% 02/01/28	4,725,000	4,818,470
NY New York City
Series 1993 C,
LOC: JPMorgan Chase Bank 0.060% 10/01/23 (09/03/13) (a)(b)	3,000,000	3,000,000
Series 2011 A5
SPA: Bank of Nova Scotia 0.070% 08/01/36 (09/03/13) (a)(b)	4,700,000	4,700,000
Series 2012 G7
LOC: Bank Tokyo-Mitsubishi UFJ 0.050% 04/01/42 (09/03/13) (a)(b)	3,000,000	3,000,000
Sub-Series 1993 A-7
LOC: JPMorgan Chase Bank 0.060% 08/01/19 (09/03/13) (a)(b)	2,400,000	2,400,000

See Accompanying Notes to Financial Statements.

3

BofA New York Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Oneida County Industrial Development Agency
Champion Home Builders Co.,
Series 1999, AMT, LOC: Wells Fargo Bank N.A. 0.110% 06/01/29 (09/05/13) (a)(b)	5,000,000	5,000,000
NY Putnam County Industrial Development Agency
United Cerebral Palsy of Putnam,
Series 2005 B, LOC: TD Bank N.A. 0.060% 12/01/30 (09/05/13) (a)(b)	3,500,000	3,500,000
NY RIB Floater Trust Various States
Series 2013
LIQ FAC: Barclays Bank PLC 0.070% 06/15/44 (09/05/13) (a)(b)(d)	2,000,000	2,000,000
NY Riverhead Industrial Development Agency
Series 2007,
LOC: M&T Bank 0.090% 07/01/32 (09/05/13) (a)(b)	9,705,000	9,705,000
NY Rockland County Industrial Development Agency
Rockland Jewish Community Center,
Series 2007, LOC: Wells Fargo Bank N.A. 0.040% 12/01/32 (09/05/13) (a)(b)	9,000,000	9,000,000
NY Saratoga County Industrial Development Agency
Saratoga Hospital,
Series 2007 A, LOC: HSBC Bank PLC 0.080% 12/01/32 (09/05/13) (a)(b)	11,055,000	11,055,000
NY Seneca Falls Central School District
Series 2013
Insured: State Aid Withholding 1.000% 07/23/14	9,345,000	9,390,515
NY State Housing Finance Agency
44th Street Development,
Series 2012 A2 LOC: Wells Fargo Bank N.A. 0.050% 05/01/45 (09/04/13) (a)(b)	2,100,000	2,100,000

	Par ($)	Value ($)
NY Town of Southampton NY
Series 2013
2.000% 09/01/14 (c)	1,000,000	1,017,120
NY Triborough Bridge & Tunnel Authority
Series 2005 B-2A,
Insured: Government of Authority, LOC: California Public Employees Retirement System 0.060% 01/01/32 (09/03/13) (a)(b)	1,400,000	1,400,000
NY Westchester County Industrial Development Agency
Community Housing Innovations,
Series 2001, LOC: M&T Bank 0.140% 08/01/26 (09/05/13) (a)(b)	2,445,000	2,445,000
New York Total		245,165,129
Puerto Rico – 9.6%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2008 627A,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.070% 08/01/54 (09/05/13) (a)(b)	205,000	205,000
PR Commonwealth of Puerto Rico RIB Floater Trust
Series 2013 8WE,
LOC: Barclays Bank PLC 0.110% 09/30/14 (09/05/13) (a)(b)(d)	11,200,000	11,200,000
PR RBC Municipal Products, Inc. Trust
Series 2013 E
LOC: Royal Bank of Canada 0.160% 09/01/15 (09/06/13) (a)(b)(d)	5,500,000	5,500,000
PR Rib Floater Trust Various States
Series 2013
LOC: Barclays Bank PLC 0.110% 12/01/13 (09/05/13) (a)(b)(d)	13,000,000	13,000,000
Puerto Rico Total		29,905,000
Total Municipal Bonds (cost of $284,070,129)		284,070,129

See Accompanying Notes to Financial Statements.

4

BofA New York Tax-Exempt Reserves

August 31, 2013

Closed-End Investment Companies – 9.9%
	Par ($)	Value ($)
New York – 9.9%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2013,
LIQ FAC: Citibank N.A.: 0.130% 08/01/40 (09/05/13) (a)(b)(d)	16,800,000	16,800,000
0.130% 12/01/40 (09/05/13) (a)(b)(d)	2,000,000	2,000,000
NY Nuveen Performance Plus Fund, Inc.
Series 2010, AMT,
LIQ FAC: Deutsche Bank AG 0.170% 03/01/40 (09/05/13) (a)(b)(d)	12,200,000	12,200,000
New York Total		31,000,000
Total Closed-End Investment Companies (cost of $31,000,000)		31,000,000
Total Investments – 101.1% (cost of $315,070,129) (e)		315,070,129
Other Assets & Liabilities, Net – (1.1)%		(3,504,944)
Net Assets – 100.0%		311,565,185

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2013.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security purchased on a delayed delivery basis.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, these securities, which are not illiquid, amounted to $75,480,000 or 24.2% of net assets for the Fund.

(e)  Cost for federal income tax purposes is $315,070,129.

The following table summarizes the inputs used, as of August 31, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$284,070,129	$—	$284,070,129
Total Closed-End Investment Companies	—	31,000,000	—	31,000,000
Total Investments	$—	$315,070,129	$—	$315,070,129

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	91.2
Closed-End Investment Companies	9.9
101.1
Other Assets & Liabilities, Net	(1.1)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
Drivers	Derivative Inverse Tax-Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Putters	Puttable Tax Exempt Receipts
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA New York Tax-Exempt Reserves
August 31, 2013

		($)
Assets	Investments, at amortized cost approximating value	315,070,129
	Cash	95,567
	Receivable for:
	Interest	232,044
	Expense reimbursement due from investment advisor	21,179
	Trustees' deferred compensation plan	340
	Prepaid expenses	5,581
	Total Assets	315,424,840
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	3,723,573
	Distributions	23
	Investment advisory fee	27,737
	Administration fee	3,488
	Pricing and bookkeeping fees	9,682
	Transfer agent fee	5,629
	Trustees' fees	10,928
	Audit fee	34,891
	Legal fee	29,413
	Custody fee	2,978
	Chief compliance officer expenses	1,317
	Trustees' deferred compensation plan	340
	Other liabilities	9,656
	Total Liabilities	3,859,655
	Net Assets	311,565,185
Net Assets Consist of	Paid-in capital	311,528,329
	Undistributed net investment income	23,282
	Accumulated net realized gain	13,574
	Net Assets	311,565,185

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA New York Tax-Exempt Reserves
August 31, 2013

Capital Class Shares	Net assets	$96,293,401
	Shares outstanding	96,268,015
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$477,105
	Shares outstanding	476,983
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$1,447,507
	Shares outstanding	1,447,138
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$213,347,172
	Shares outstanding	213,292,246
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA New York Tax-Exempt Reserves
For the Year Ended August 31, 2013

		($)
Investment Income	Interest	708,434
Expenses	Investment advisory fee	511,185
	Administration fee	251,672
	Distribution fee:
	Investor Class Shares	1,423
	Service fee:
	Investor Class Shares	3,557
	Shareholder administration fee:
	Institutional Class Shares	189
	Trust Class Shares	237,656
	Transfer agent fee	10,690
	Pricing and bookkeeping fees	96,646
	Trustees' fees	44,741
	Custody fee	10,093
	Legal fees	124,224
	Chief compliance officer expenses	7,674
	Other expenses	85,737
	Total Expenses	1,385,487
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(513,280)
	Fees waived by distributor:
	Institutional Class Shares	(117)
	Investor Class Shares	(4,648)
	Trust Class Shares	(182,303)
	Expense reductions	(12)
	Net Expenses	685,127
	Net Investment Income	23,307
	Net realized gain on investments	13,574
	Net Increase Resulting from Operations	36,881

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA New York Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2013 ($)	2012 ($)
Operations	Net investment income	23,307	74,833
	Net realized gain on investments	13,574	6,530
	Net increase resulting from operations	36,881	81,363
Distributions to Shareholders	From net investment income:
	Capital Class Shares (1)	(33,087)	(109,828)
	G-Trust Shares (1)	—	(1,254)
	Institutional Class Shares	(88)	(398)
	Investor Class Shares (1)	(125)	(245)
	Trust Class Shares	(23,382)	(118,833)
	From net realized gains:
	Capital Class Shares (1)	—	(15,684)
	Institutional Class Shares	—	(73)
	Investor Class Shares (1)	—	(108)
	Trust Class Shares	—	(46,903)
	Total distributions to shareholders	(56,682)	(293,326)
	Net Capital Stock Transactions	(50,953,374)	(33,160,171)
	Total decrease in net assets	(50,973,175)	(33,372,134)
Net Assets	Beginning of period	362,538,360	395,910,494
	End of period	311,565,185	362,538,360
	Undistributed net investment income at end of period	23,282	50,639

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA New York Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2013		2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares (1)
Subscriptions	228,167,446	228,167,446	180,443,009	180,443,009
Conversion	—	—	15,127,028	15,127,028
Distributions reinvested	1	1	18	18
Redemptions	(233,026,009)	(233,026,008)	(180,197,457)	(180,197,457)
Net increase (decrease)	(4,858,562)	(4,858,561)	15,372,598	15,372,598
Class A Shares (1)
Conversion	—	—	(356,443)	(356,443)
Redemptions	—	—	(7,900)	(7,900)
Net decrease	—	—	(364,343)	(364,343)
G-Trust Shares (1)
Subscriptions	—	—	1,597,101	1,597,101
Conversion	—	—	(15,095,973)	(15,095,973)
Redemptions	—	—	(1,134,493)	(1,134,494)
Net decrease	—	—	(14,633,365)	(14,633,366)
Institutional Class Shares
Subscriptions	10,000	10,000	4,059,647	4,059,647
Distributions reinvested	88	88	451	451
Redemptions	—	—	(4,473,187)	(4,473,187)
Net increase (decrease)	10,088	10,088	(413,089)	(413,089)
Investor Class Shares (1)
Subscriptions	7,780,253	7,780,253	5,171,519	5,171,519
Conversion	—	—	356,443	356,443
Distributions reinvested	17	17	181	181
Redemptions	(7,995,922)	(7,995,922)	(3,865,353)	(3,865,353)
Net increase (decrease)	(215,652)	(215,652)	1,662,790	1,662,790
Retail A Shares (1)
Conversion	—	—	(31,055)	(31,055)
Net decrease	—	—	(31,055)	(31,055)
Trust Class Shares
Subscriptions	378,728,778	378,728,778	351,508,159	351,508,159
Distributions reinvested	242	242	6,114	6,114
Redemptions	(424,618,269)	(424,618,269)	(386,267,979)	(386,267,979)
Net decrease	(45,889,249)	(45,889,249)	(34,753,706)	(34,753,706)
(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2013		2012 (a)	2011 (b)	2010 (c)(d)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.001	0.001	0.0012	0.0104
Net realized gain on investments	—	(e)	— (e)	—	—	—
Total from investment operations	—	(e)	0.001	0.001	0.0012	0.0104
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.001)	(0.001)	(0.0012)	(0.0104)
From net realized gains	—		— (e)	—	—	—
Total distributions to shareholders	—	(e)	(0.001)	(0.001)	(0.0012)	(0.0104)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.03%		0.12%	0.14%	0.12%	1.04%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.18%		0.20%	0.20%	0.20%	0.24%
Waiver/Reimbursement	0.15%		0.13%	0.15%	0.09%	0.07%
Net investment income (h)	0.02%		0.06%	0.14%	0.11%	1.15%
Net assets, end of period (000s)	$96,293		$101,154	$85,820	$123,141	$133,680

(a)  On October 1, 2011, G-Trust shares and Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2013		2012	2011 (a)	2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	0.001	0.0008	0.0100
Net realized gain on investments	—	(d)	— (d)	—	—	—
Total from investment operations	—	(d)	0.001	0.001	0.0008	0.0100
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.001)	(0.0008)	(0.0100)
From net realized gains	—		— (d)	—	—	—
Total distributions to shareholders	—	(d)	(0.001)	(0.001)	(0.0008)	(0.0100)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.02%		0.08%	0.10%	0.08%	1.01%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.20%		0.24%	0.24%	0.24%	0.28%
Waiver/Reimbursement	0.18%		0.13%	0.15%	0.09%	0.07%
Net investment income (g)	0.01%		0.03%	0.09%	0.07%	1.03%
Net assets, end of period (000s)	$477		$467	$881	$95,095	$119,388

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2013		2012 (a)		2011 (b)	2010 (c)(d)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—		—	—	0.0065
Net realized gain on investments	—	(e)	—	(e)	—	—	—
Total from investment operations	—	(e)	—	(e)	—	—	0.0065
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	—	(0.0065)
From net realized gains	—		—	(e)	—	—	—
Total distributions to shareholders	—	(e)	—	(e)	—	—	(0.0065)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	0.01%		0.05%		0.00%	0.00%	0.65%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.21%		0.26%		0.31%	0.32%	0.65%
Waiver/Reimbursement	0.48%		0.42%		0.49%	0.42%	0.11%
Net investment income (h)	—		—		—	—	0.72%
Net assets, end of period (000s)	$1,448		$1,663		$365	$21,052	$34,694

(a)  On October 1, 2011, the Investor Class shares of the Fund commenced operations and the Class A shares of the Fund converted into the Investor Class shares of the Fund. The financial information of the Fund's Investor Class shares prior to this conversion is that of the Class A shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2013		2012		2011 (a)		2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.001		—	(d)	0.0003	0.0094
Net realized gain on investments	—	(d)	—	(d)	—		—	—
Total from investment operations	—	(d)	0.001		—	(d)	0.0003	0.0094
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)		—	(d)	(0.0003)	(0.0094)
From net realized gains	—		—	(d)	—		—	—
Total distributions to shareholders	—	(d)	(0.001)		—	(d)	(0.0003)	(0.0094)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (e)(f)	0.01%		0.05%		0.05%		0.03%	0.95%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.21%		0.26%		0.29%		0.29%	0.34%
Waiver/Reimbursement	0.23%		0.17%		0.16%		0.10%	0.07%
Net investment income (g)	—		—	%(h)	0.05%		0.03%	0.93%
Net assets, end of period (000s)	$213,347		$259,254		$294,169		$391,472	$645,197

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Notes to Financial Statements – BofA New York Tax-Exempt Reserves
August 31, 2013

Note 1. Organization

BofA New York Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Capital Class, Institutional Class, Investor Class and Trust Class shares. Each class of shares is offered continuously at net asset value. The following changes to the Fund's share classes occurred on October 1, 2011: Investor Class shares commenced operations; Class A shares were converted into Investor Class shares; and G-Trust shares and Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

BofA New York Tax-Exempt Reserves, August 31, 2013

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2013, permanent book and tax basis differences resulting primarily from differing treatments for distribution re-designations and prior year undistributed tax-exempt income were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$6,018	$(6,529)	$511

16

BofA New York Tax-Exempt Reserves, August 31, 2013

The tax character of distributions paid during the years ended August 31, 2013 and August 31, 2012 were as follows:

	August 31,
Distributions paid from	2013	2012
Tax-Exempt Income	$50,153	$230,558
Ordinary Income*	6,529	—
Long-Term Capital Gains	—	62,768

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$23,305	$—	$13,574

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act (December 22, 2010) be fully used before capital loss carry forwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2013. There is no guarantee that this expense limitation will continue after such date.

For the year ended August 31, 2013, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

17

BofA New York Tax-Exempt Reserves, August 31, 2013

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum initial investment requirements applicable to the account holder to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2013, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Investor Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to selling agents for sales support services.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Investor Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate servicing agents for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Investor Class Shares	0.10%	0.10%
Shareholder Servicing Plan:
Investor Class Shares	0.25%	0.25%

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

18

BofA New York Tax-Exempt Reserves, August 31, 2013

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2013, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

The Advisor is entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

At August 31, 2013, the amounts potentially recoverable by the Advisor pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2016	2015	2014	recovery	ended 08/31/2013
$460,655	$547,553	$671,629	$1,679,837	$—

Fees Paid to Officers and Trustees

All officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Custody Credits

Prior to January 1, 2013, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2013, these custody credits reduced total expenses by $12 for the Fund.

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided

19

BofA New York Tax-Exempt Reserves, August 31, 2013

by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2013, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to, the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders.

Non-Diversification Risk

The Fund is non-diversified, which generally means that it may invest a greater percentage of the total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the value of shares of the Fund more than it would affect the value of shares of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund invests primarily in debt obligations issued by the State of New York, and its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may be located outside of New York. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

20

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA New York Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA New York Tax-Exempt Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2013

21

Federal Income Tax Information (Unaudited) – BofA New York Tax-Exempt Reserves

For the fiscal year ended August 31, 2013, 88.48% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

22

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (10 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2013; Independent consultant to financial firms since 1995. Oversees 11 Funds.

George J. Gorman (Born 1952)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	George J. Gorman LLC (consulting firm), since December 2010; Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (9 funds).
William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; President and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010. Oversees 11 Funds. Columbia Funds (130 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (130 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005). Oversees 11 Funds.

23

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2010; Consultant—MBIA, since March 2008. Oversees 11 Funds. Korn/Ferry International (recruiting); Board Member—PartnerRE (reinsurance), since June 2013.

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.

24

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

Michelle H. Rhee (Born 1966)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2013)	Associate General Counsel, Bank of America since March 2004.
Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2013)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

25

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA New York Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

29

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA New York Tax-Exempt Reserves

Annual Report, August 31, 2013

© 2013 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-NYTE-42/294603-1013

BofATM Funds

Annual Report

August 31, 2013

•  BofA Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	24
Statement of Operations	26
Statement of Changes in Net Assets	27
Financial Highlights	30
Notes to Financial Statements	38
Report of Independent Registered Public Accounting Firm	44
Federal Income Tax Information	45
Fund Governance	46
Important Information About This Report	49

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

03/01/13 – 08/31/13 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.45	0.76	0.77	0.15
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,024.45	0.76	0.77	0.15
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.45	0.76	0.77	0.15
Institutional Capital Shares	1,000.00	1,000.00	1,000.10	1,024.45	0.76	0.77	0.15
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.45	0.76	0.77	0.15
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.45	0.76	0.77	0.15
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.81	0.82	0.16 (a)
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.45	0.76	0.77	0.15

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(a) The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

Investment Portfolio – BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds – 98.3%
	Par ($)	Value ($)
Alabama – 0.1%
AL Special Care Facilities Financing Authority
Altapointe Health Systems,
Mental Health Center, Inc., Series 2001, LOC: Wells Fargo Bank N.A. 0.210% 07/01/21 (09/06/13) (a)(b)	2,150,000	2,150,000
Alabama Total		2,150,000
Alaska – 1.3%
AK Anchorage
Tax Anticipation Notes,
Series 2013, 2.000% 09/17/13	40,000,000	40,032,136
AK JPMorgan Chase Putters/Drivers Trust
Alaska State Housing Finance Corp.
Series 2013, LIQ FAC: JPMorgan Chase & Co 0.110% 12/01/14 (09/05/13) (a)(b)(c)	12,640,000	12,640,000
Alaska Total		52,672,136
Arizona – 0.5%
AZ Deutsche Bank Spears/Lifers Trust
Dignity Health Obligated Group,
Series 2012-1082, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.110% 03/01/29 (09/05/13) (a)(b)(c)	12,245,000	12,245,000
AZ Phoenix Industrial Development Authority
Pilgrim Rest Foundation, Inc.,
Series 2005 A, LOC: JPMorgan Chase Bank 0.120% 10/01/30 (09/05/13) (a)(b)	6,265,000	6,265,000
AZ Tempe Industrial Development Authority
Centers for Habilitation,
Series 2001, LOC: Wells Fargo Bank N.A. 0.210% 12/01/21 (09/05/13) (a)(b)	1,495,000	1,495,000
Arizona Total		20,005,000
	Par ($)	Value ($)
Arkansas – 0.1%
AR Fort Smith
Mitsubishi Power System of America,
Series 2010, LOC: Bank Tokyo-Mitsubishi UFJ 0.070% 10/01/40 (09/05/13) (a)(b)	5,930,000	5,930,000
Arkansas Total		5,930,000
California – 8.4%
CA Deutsche Bank Spears/Lifers Trust
California State Health Facility - Dignity Health,
Series 2012-1083, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.120% 03/01/28 (09/05/13) (a)(b)(c)	13,000,000	13,000,000
Golden State Tobacco Securitization Corp.,
Series 2012-1103, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.110% 06/01/35 (09/05/13) (a)(b)(c)	10,740,000	10,740,000
Imperial California Community College,
Series 2007-444, Insured: FGIC, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.160% 08/01/32 (09/05/13) (a)(b)	3,595,000	3,595,000
Los Angeles County Housing Authority,
Series 2011-1008, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.130% 10/01/31 (09/05/13) (a)(b)(c)	18,595,000	18,595,000
CA East Bay Municipal Utility District
Series 2009 A1,
0.060% 06/01/26 (09/05/13) (b)(d)	8,000,000	8,000,000
CA Health Facilities Financing Authority
Stanford Hospital,
Series 2010-3193, LIQ FAC: Deutsche Bank AG 0.070% 11/15/36 (09/05/13) (a)(b)(c)	6,000,000	6,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Irvine Ranch Water District
Series 2011 A-1,
0.050% 10/01/37 (09/05/13) (b)(d)	30,000,000	30,000,000
Series 2011 A-2,
0.060% 10/01/37 (09/05/13) (b)(d)	10,000,000	10,000,000
CA Los Angeles County, Capital Asset Leasing Corp.
Series A-1,
0.110% 11/07/13	12,675,000	12,675,000
CA Metropolitan Water District of Southern California
Series 2011 A-1,
0.060% 07/01/36 (09/05/13) (b)(d)	17,500,000	17,500,000
Series 2011 A-3,
0.060% 07/01/36 (09/05/13) (b)(d)	17,500,000	17,500,000
CA RBC Municipal Products, Inc. Trust
Kaiser Permanente,
Series 2011 E-21, LOC: Royal Bank of Canada 0.100% 10/01/13 (09/05/13) (a)(b)	19,000,000	19,000,000
CA San Diego Unified School District
Series 2013 A1
2.000% 01/31/14	20,600,000	20,757,241
CA San Jose Redevelopment Agency
Series 1996 A,
0.170% 12/10/13	5,010,909	5,010,909
CA School Cash Reserve Program Authority
Series 2013 Z,
2.000% 10/01/13	20,480,000	20,510,208
CA Statewide Communities Development Authority
Kaiser Permanente:
Series 2008 B, 0.210% 11/01/13	25,000,000	25,000,000
Series 2009 B-1, 0.190% 03/12/14	7,100,000	7,100,000
Series 2009 B-4, 0.210% 05/02/14	20,900,000	20,900,000
Series 2009 D, 0.220% 12/10/13	16,000,000	16,000,000
Series K, 0.200% 04/08/14	8,500,000	8,500,000
Series 2009 B-4, 0.200% 09/12/13	13,650,000	13,650,000
	Par ($)	Value ($)
CA State
Revenue Anticipation Notes,
Series 2013 A2 2.000% 06/23/14	40,150,000	40,723,184
California Total		344,756,542
Colorado – 1.5%
CO Clipper Tax-Exempt Certificate Trust
Colorado Springs CO Utilities Revenue
Series 2012 5A, LIQ FAC: State Street Bank & Trust Co. 0.060% 11/15/30 (09/05/13) (a)(b)(c)	9,810,000	9,810,000
CO Educational & Cultural Facilities Authority
Daughters of Israel, Inc.,
National Jewish Federation, Series 2006 B-4, LOC: TD Bank N.A.: 0.060% 12/01/35 (09/03/13) (a)(b)	7,760,000	7,760,000
JFMC Facilities Corp.,
Series 2009 C-7, LOC: U.S. Bank N.A. 0.060% 03/01/39 (09/03/13) (a)(b)	9,455,000	9,455,000
Naropa University,
Series 1999, LOC: Wells Fargo Bank N.A. 0.160% 11/01/24 (09/05/13) (a)(b)	3,385,000	3,385,000
National Jewish Federation:
Series 2007 C-4, LOC: U.S. Bank N.A. 0.060% 06/01/37 (09/03/13) (a)(b)	9,300,000	9,300,000
Series 2011 F2, LOC: Northern Trust Co. 0.060% 07/01/41 (09/03/13) (a)(b)	6,640,000	6,640,000
CO Health Facilities Authority
Crossroads at Delta,
Series 2004 A, LOC: U.S. Bank N.A. 0.070% 11/01/28 (09/05/13) (a)(b)	3,800,000	3,800,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
CO Jefferson County
Rocky Mountain Butterfly Consortium,
Series 1998, LOC: Wells Fargo Bank N.A. 0.160% 06/01/28 (09/05/13) (a)(b)	1,335,000	1,335,000
CO Wells Fargo Stage Trust
Denver City & County Airport Revenue,
Series 2012 84C, LIQ FAC: Wells Fargo Bank N.A. 0.060% 11/15/43 (09/05/13) (a)(b)(c)	11,420,000	11,420,000
Colorado Total		62,905,000
Connecticut – 1.5%
CT Branford
Series 2013
1.000% 08/14/14	2,000,000	2,015,176
CT Clinton
Series 2013,
1.250% 02/11/14	4,000,000	4,017,984
CT Enfield
Series 2013
1.000% 08/12/14	9,300,000	9,367,520
CT Health & Educational Facilities Authority
Griffin Hospital,
Series 2007 C, LOC: Wells Fargo Bank N.A. 0.040% 07/01/37 (09/05/13) (a)(b)	8,200,000	8,200,000
Westover School,
Series 2007 B, LOC: TD Bank N.A. 0.060% 07/01/30 (09/05/13) (a)(b)	1,630,000	1,630,000
CT Housing Finance Authority
Series 2011 C1,
Insured: Government of Authority, SPA: Barclays Bank PLC 0.060% 05/15/35 (09/05/13) (a)(b)	3,005,000	3,005,000
CT Manchester
Series 2013
1.500% 07/03/14	8,300,000	8,389,265
CT North Branford
Series 2012,
1.000% 11/06/13	5,122,000	5,128,928
	Par ($)	Value ($)
CT Oxford
Series 2013
0.750% 07/24/14	5,677,000	5,704,303
CT Shelton
Series 2013
1.000% 08/01/14	4,690,000	4,723,818
CT State
Series 2005,
LIQ FAC: JPMorgan Chase Bank 0.070% 11/15/13 (09/05/13) (a)(b)(c)	1,000,000	1,000,000
CT Waterford
Series 2013,
0.750% 03/17/14	10,000,000	10,030,687
Connecticut Total		63,212,681
Delaware – 1.1%
DE BB&T Municipal Trust
Series 2008-1007,
LOC: Branch Banking & Trust 0.160% 04/10/22 (09/05/13) (a)(b)(c)	20,530,000	20,530,000
Series 2008-1033,
LOC: Branch Banking & Trust 0.160% 06/01/24 (09/05/13) (a)(b)	6,870,000	6,870,000
DE New Castle County
CHF-Delaware LLC,
University Courtyard Apartments, Series 2005, LOC: PNC Bank N.A. 0.070% 08/01/31 (09/05/13) (a)(b)	16,355,000	16,355,000
Delaware Total		43,755,000
District of Columbia – 0.1%
RIB Floater Trust
District of Columbia Income Tax Secured Revenue
Series 2013 LIQ FAC: Barclays Bank PLC 0.080% 12/01/35 (09/05/13) (a)(b)(c)	4,200,000	4,200,000
District of Columbia Total		4,200,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
Florida – 4.8%
FL Broward County Health Facilities Authority
Henderson Mental Health Center,
Series 2004, LOC: Northern Trust Co. 0.070% 07/01/29 (09/04/13) (a)(b)	1,200,000	1,200,000
FL Clipper Tax-Exempt Certificate Trust
Florida State Department of Transportation,
Series 2012-2AX, LIQ FAC: State Street Bank & Trust Co. 0.060% 07/01/22 (09/05/13) (a)(b)(c)	6,855,000	6,855,000
FL County of Palm Beach FL
Pine Crest Prep School,
Series 2012 B LOC: TD Bank N.A. 0.050% 06/01/38 (09/05/13) (a)(b)	27,850,000	27,850,000
FL Deutsche Bank Spears/Lifers Trust
Palm Coast Florida Utility System Revenue,
Series 2008-579, GTY AGMT: Deutsche Bank AG 0.070% 10/01/24 (09/05/13) (a)(b)	5,235,000	5,235,000
FL Eclipse Funding Trust
Miami-Dade County School Board,
Series 2007, LOC: U.S. Bank N.A. 0.060% 05/01/32 (09/05/13) (a)(b)(c)	4,480,000	4,480,000
Volusia County School Board
Series 2007 LOC: U.S. Bank N.A. 0.080% 08/01/32 (09/05/13) (a)(b)(c)	14,655,000	14,655,000
FL Jacksonville Economic Development Commission
North Florida Shipyards, Inc.,
Series 2010, LOC: Branch Banking & Trust 0.060% 09/01/20 (09/05/13) (a)(b)	3,230,000	3,230,000
FL Jacksonville
Crowley Liner Services,
Series 1983, LOC: Den Norske Bank 0.220% 02/01/14 (09/01/13) (a)(b)	3,600,000	3,600,000
	Par ($)	Value ($)
FL Miami-Dade County Educational Facilities Authority
University of Miami,
Series 2008-2710, GTY AGMT: Wells Fargo Co., LIQ FAC: Wells Fargo Co. 0.090% 04/01/38 (09/05/13) (a)(b)(c)	14,820,000	14,820,000
FL Miami-Dade County Expressway Authority
Series 2004 B
Pre-refunded 07/01/14, 5.000% 07/01/33	10,000,000	10,395,761
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Jewish Community,
Series 2002, LOC: Northern Trust Co. 0.070% 04/01/32 (09/04/13) (a)(b)	5,695,000	5,695,000
FL Orlando-Orange County Expressway Authority
Series 2008 B-1,
LOC: Bank of Montreal 0.050% 07/01/40 (09/05/13) (a)(b)	21,025,000	21,025,000
Series 2008 B2,
LOC: SunTrust Bank 0.050% 07/01/40 (09/05/13) (a)(b)	44,400,000	44,400,000
FL Palm Beach County
Zoological Society of Palm Beach,
Series 2001, LOC: Northern Trust Co. 0.070% 05/01/31 (09/04/13) (a)(b)	9,550,000	9,550,000
FL Sunshine Governmental Financing Commission
Series H,
LIQ FAC: JPMorgan Chase Bank: 0.170% 10/09/13	12,000,000	12,000,000
0.190% 10/18/13	10,200,000	10,200,000
Florida Total		195,190,761
Georgia – 3.2%
GA Atlanta Metropolitan Rapid Transit
Series 2012 D-1
0.140% 10/02/13	12,500,000	12,500,000
GA BB&T Municipal Trust
Series 2008-1014,
LOC: Branch Banking & Trust 0.160% 09/01/23 (09/05/13) (a)(b)(c)	16,250,000	16,250,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Clipper Tax-Exempt Certificate Trust
Georgia State,
Series 2007, Pre-refunded in U.S. Treasuries, LIQ FAC: State Street Bank & Trust Co. 0.060% 03/01/18 (09/05/13) (a)(b)	9,995,000	9,995,000
GA Fulton County Development Authority
The Weber School,
Series 2006, LOC: Branch Banking & Trust 0.060% 12/01/30 (09/05/13) (a)(b)	3,190,000	3,190,000
GA Main Street Natural Gas, Inc.
Series 2010 A,
SPA: Royal Bank of Canada 0.060% 08/01/40 (09/05/13) (a)(b)	21,650,000	21,650,000
GA Municipal Electric Authority
Series 2008 B,
LOC: Bank of Tokyo-Mitsubishi 0.050% 01/01/48 (09/04/13) (a)(b)	60,500,000	60,500,000
GA Municipal Gas Authority
Gas Portfolio III,
Series 2012 R, 2.000% 10/01/13	7,000,000	7,009,750
Georgia Total		131,094,750
Illinois – 5.7%
IL Chicago Heights
Chicago Heights Fitness,
Series 2002 A, LOC: JPMorgan Chase Bank 0.170% 03/01/17 (09/05/13) (a)(b)	830,000	830,000
IL Clipper Tax-Exempt Certificate Trust
Series 2013-2A,
LIQ FAC: State Street Bank & Trust Co. 0.070% 11/15/25 (09/05/13) (a)(b)(c)	7,500,000	7,500,000
IL Deutsche Bank Spears/Lifers Trust
Chicago Illinois - City Colleges,
Series 2007-346, GTY AGMT: Deutsche Bank AG 0.110% 01/01/26 (09/05/13) (a)(b)	7,580,000	7,580,000
	Par ($)	Value ($)
Chicago Illinois Board of Education:
Series 2007-306, GTY AGMT: Deutsche Bank AG 0.130% 12/01/25 (09/05/13) (a)(b)	5,285,000	5,285,000
Series 2007-443, GTY AGMT: Deutsche Bank AG 0.070% 12/01/31 (09/05/13) (a)(b)	8,620,000	8,620,000
Kane, Cook & Du Page Counties School District No. 46,
Series 2007-425, GTY AGMT: Deutsche Bank AG 0.120% 01/01/23 (09/05/13) (a)(b)	11,525,000	11,525,000
McHenry County Community Unit School
District No. 200 Woodstock, Series 2007-420, GTY AGMT: Deutsche Bank AG 0.120% 01/15/26 (09/05/13) (a)(b)	27,065,000	27,065,000
IL Development Finance Authority
American Academy of Dermatology,
Series 2001, LOC: JPMorgan Chase Bank 0.120% 04/01/21 (09/05/13) (a)(b)	4,000,000	4,000,000
American College of Surgeons,
Series 1996, LOC: Northern Trust Co. 0.080% 08/01/26 (09/06/13) (a)(b)	18,017,000	18,017,000
IL Educational Facilities Authority
0.110% 10/10/13	20,588,000	20,588,000
IL Finance Authority
Advocate Healthcare Network,
Series 2003 C 0.210% 11/15/22 (04/25/14) (b)(d)	7,465,000	7,465,000
Elmhurst College:
Series 2003, LOC: BMO Harris N.A. 0.060% 03/01/33 (09/05/13) (a)(b)	9,450,000	9,450,000
Series 2007, LOC: BMO Harris N.A. 0.060% 02/01/42 (09/05/13) (a)(b)	12,500,000	12,500,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
Francis W. Parker School,
Series 1999, LOC: BMO Harris N.A., LOC: Northern Trust Co.: 0.080% 04/01/29 (09/04/13) (a)(b)	4,100,000	4,100,000
IV Healthcorp, Inc.,
Series 2009, LOC: BMO Harris N.A. 0.080% 12/01/39 (09/05/13) (a)(b)	21,940,000	21,940,000
Lake Forest Academy,
Series 2000, LOC: Northern Trust Co. 0.070% 12/01/24 (09/04/13) (a)(b)	6,000,000	6,000,000
Lake Forest Open Lands,
Series 1999, LOC: Northern Trust Co. 0.080% 08/01/33 (09/04/13) (a)(b)	6,100,000	6,100,000
Search Development Center,
Series 2007, LOC: JPMorgan Chase Bank 0.110% 12/01/37 (09/05/13) (a)(b)	10,270,000	10,270,000
Steppenwolf Theatre Co.,
Series 2013, LOC: Northern Trust Co. 0.050% 03/01/43 (09/05/13) (a)(b)	5,675,000	5,675,000
University of Chicago,
Series 2001 B3, 0.230% 07/01/36 (03/13/14) (a)(b)	7,200,000	7,200,000
IL Housing Development Authority Multi-Family
Brookhaven Apartments Associates LP,
Series 2008, Credit Support: FHLMC, SPA: FHLMC 0.130% 08/01/38 (09/05/13) (a)(b)	7,145,000	7,145,000
IL Village of Brookfield
Chicago Zoological Society,
Series 2008, LOC: Northern Trust Co. 0.070% 06/01/38 (09/04/13) (a)(b)	22,640,000	22,640,000
Illinois Total		231,495,000
	Par ($)	Value ($)
Indiana – 4.5%
IN Crawfordsville Industrial Development Authority
Acuity Brands,
National Services Industries, Inc., Series 1991, LOC: Wells Fargo Bank N.A. 0.160% 06/01/21 (09/05/13) (a)(b)	4,000,000	4,000,000
IN Deutsche Bank Spears/Lifers Trust
Decatur Township Indiana Multi-School Building Corp.,
Series 2008-683, GTY AGMT: Deutsche Bank AG 0.070% 01/15/20 (09/05/13) (a)(b)	8,230,000	8,230,000
Dyer Indiana Redevelopment Authority,
Series 2008-573, GTY AGMT: Deutsche Bank AG 0.160% 07/15/18 (09/05/13) (a)(b)	7,040,000	7,040,000
IN Development Finance Authority
Goodwill Industries,
Series 2005, LOC: PNC Bank N.A. 0.080% 01/01/27 (09/05/13) (a)(b)	5,425,000	5,425,000
Rehabilitation Center, Inc.,
Series 2002, LOC: Wells Fargo Bank N.A. 0.210% 07/01/17 (09/05/13) (a)(b)	790,000	790,000
IN Finance Authority
0.080% 09/05/13	33,000,000	33,000,000
ArcelorMittal,
Ispat Inland, Inc., Series 2005, LOC: Rabobank Cooperatieve: 0.090% 06/01/35 (09/04/13) (a)(b)	25,480,000	25,480,000
Goodwill Industries,
Series 2006, LOC: JPMorgan Chase Bank 0.120% 12/01/36 (09/05/13) (a)(b)	8,400,000	8,400,000
Lutheran Child & Family Services,
Series 2005, LOC: PNC Bank N.A. 0.080% 11/01/27 (09/05/13) (a)(b)	4,375,000	4,375,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Health Facility Finance Authority
Anthony Wayne Rehabilitation Center,
Series 2001, LOC: Wells Fargo Bank N.A. 0.160% 02/01/31 (09/05/13) (a)(b)	2,180,000	2,180,000
Community Hospital of Lagrange,
Series 2007, LOC: PNC Bank N.A. 0.050% 11/01/32 (09/05/13) (a)(b)	21,820,000	21,820,000
Southern Indiana Rehab Hospital,
Series 2001, LOC: JPMorgan Chase Bank 0.170% 04/01/20 (09/05/13) (a)(b)	1,590,000	1,590,000
IN Lawrenceburg
Indiana Michigan Power Co.,
Series 2008 H, LOC: Bank of Nova Scotia 0.060% 11/01/21 (09/05/13) (a)(b)	8,000,000	8,000,000
IN Puttable Floating Option Tax-Exempt Receipts
Indiana Finance Authority Highway Revenue,
Series 2007, GTY AGMT: Wells Fargo Bank N.A. 0.110% 06/01/29 (09/05/13) (a)(b)	6,405,000	6,405,000
IN RBC Municipal Products, Inc., Trust
Indiana State Housing & Community Development Authority,
Series 2010 E-20, LIQ FAC: Royal Bank of Canada 0.070% 07/01/39 (09/05/13) (a)(b)(c)	22,200,000	22,200,000
Indiana University,
Series 2011 E-23, LOC: Royal Bank of Canada 0.060% 03/01/36 (09/05/13) (a)(b)(c)	8,925,000	8,925,000
IN St. Joseph County
South Bend Medical Foundation, Inc.,
Series 2000, LOC: PNC Bank N.A. 0.080% 08/01/20 (09/05/13) (a)(b)	9,850,000	9,850,000
	Par ($)	Value ($)
IN Wayne Township School Building Corp./Marion County
Series 2003 B,
Pre-refunded 01/15/14: 5.250% 07/15/17	2,400,000	2,445,182
5.250% 07/15/16	2,280,000	2,322,923
Indiana Total		182,478,105
Iowa – 0.0%
IA Woodbury County
June E. Nylan Cancer Center,
Siouxland Regional Cancer Center, Series 1998 A, LOC: Wells Fargo Bank N.A. 0.160% 12/01/14 (09/05/13) (a)(b)	930,000	930,000
Iowa Total		930,000
Kansas – 0.5%
KS Wyandotte County-Kansas City Unified Government
Series 2013 I,
0.240% 03/01/14	9,575,000	9,575,000
Series 2013 III,
0.220% 03/01/14	9,310,000	9,310,000
Kansas Total		18,885,000
Kentucky – 0.6%
KY Morehead
Series 2004 A
LOC: U.S. Bank N.A.: 0.060% 06/01/34 (09/06/13) (a)(b)	2,000	2,000
0.070% 06/01/34 (09/06/13) (a)(b)	3,163,000	3,163,000
KY Pendleton County
Associate County Leasing,
Series 1989, LOC: JPMorgan Chase Bank 0.260% 03/01/19 (11/14/13) (a)(b)	13,000,000	13,000,000
KY Rural Water Finance Corp.
Construction Notes,
Series 2012 D-1, 1.000% 10/01/13	7,500,000	7,504,183
Kentucky Total		23,669,183

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
Louisiana – 2.0%
LA Municipal Gas Authority
Putters,
Series 2006-1411Q, LOC: JPMorgan Chase Bank 0.110% 08/01/16 (09/03/13) (a)(b)	64,165,000	64,165,000
LA Public Facilities Authority
Baton Rouge General Medical,
Series 2004 Pre-refunded 07/01/14, 5.250% 07/01/33	18,000,000	18,700,216
Louisiana Total		82,865,216
Maine – 0.2%
ME Eclipse Funding Trust
Maine Health & Higher Educational Facility Authority,
Series 2007, LOC: U.S. Bank N.A. 0.060% 07/01/37 (09/05/13) (a)(b)	9,840,000	9,840,000
Maine Total		9,840,000
Maryland – 0.9%
MD Baltimore County Economic Development Authority
Blue Circle, Inc.,
Series 1992, LOC: BNP Paribas 0.500% 12/01/17 (09/04/13) (a)(b)	4,400,000	4,400,000
Torah Institute of Baltimore,
Series 2004, LOC: Branch Banking & Trust 0.060% 07/01/24 (09/05/13) (a)(b)	2,575,000	2,575,000
MD Bel Air Economic Development Authority
Harford Day School, Inc.,
Series 2007, LOC: Branch Banking & Trust 0.060% 10/01/33 (09/05/13) (a)(b)	3,965,000	3,965,000
MD Health & Higher Educational Facilities Authority
Johns Hopkins University,
Series 2004 A Pre-refunded 07/01/14, 5.000% 07/01/38	5,050,000	5,247,472
	Par ($)	Value ($)
MD Montgomery County Housing Opportunities Commission
Series 2011 A,
Insured: GNMA/FNMA/FHLMC, LOC: TD Bank N.A. 0.080% 01/01/49 (09/05/13) (a)(b)	7,460,000	7,460,000
MD Prince George's County
Series 2007-2128,
GTY AGMT: Wells Fargo Bank N.A. 0.060% 07/01/34 (09/05/13) (a)(b)	13,710,000	13,710,000
Maryland Total		37,357,472
Massachusetts – 1.8%
MA Beverly
Series 2013
1.000% 12/12/13	8,000,000	8,017,531
MA Concord
Series 2013
1.000% 06/16/14	1,800,000	1,810,853
MA Fairhaven
Series 2012,
1.000% 11/01/13	3,500,000	3,504,317
MA Lexington
Series 2013,
4.500% 02/15/14	3,945,000	4,022,278
MA Newton
Series 2013,
2.000% 02/15/14	1,080,000	1,088,722
MA North Attleborough
Series 2013,
1.000% 05/22/14	3,062,256	3,078,385
MA Plymouth
Series 2013,
3.000% 05/01/14	1,544,000	1,572,301
MA Water Resources Authority
Series 2008 E,
SPA: JPMorgan Chase Bank 0.080% 08/01/37 (09/05/13) (a)(b)	34,715,000	34,715,000
MA Weston
Series 2013,
1.000% 02/03/14	6,825,000	6,847,870
Series 2013
1.250% 02/03/14	9,207,000	9,249,337
Massachusetts Total		73,906,594

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
Michigan – 4.1%
MI Bank of New York Municipal Certificates Trust
Detroit Sewer Disposal,
Series 2006, LOC: Bank of New York 0.280% 07/01/26 (10/01/13) (a)(b)(c)	18,374,500	18,374,500
MI Deutsche Bank Spears/Lifers Trust
Grand Rapids & Kent County Joint Building Authority,
Devos Place Project, Series 2007-302, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.110% 12/01/31 (09/05/13) (a)(b)	2,655,000	2,655,000
MI Hancock Hospital Finance Authority
Portage Health Systems, Inc.,
Series 2006, LOC: PNC Bank N.A. 0.060% 08/01/31 (09/05/13) (a)(b)	19,075,000	19,075,000
MI JPMorgan Chase Putters/Drivers Trust
Wayne Charter County
Series 2013, LOC: JPMorgan Chase Bank N.A. 0.120% 10/31/13 (09/05/13) (a)(b)(c)	23,745,000	23,745,000
MI L'Anse Creuse Public Schools
School Building & Site-RMKT,
Series 2008, SPA: JPMorgan Chase Bank 0.100% 05/01/35 (09/03/13) (a)(b)	13,200,000	13,200,000
MI Macomb County Hospital Finance Authority
Mount Clemens Regional Medical Center,
Mount Clemens General Hospital, Series 2003 B, Pre-refunded 11/15/13, 5.875% 11/15/34	8,475,000	8,573,803
MI St. Joseph Hospital Finance Authority
Lakeland Hospitals at Niles:
Series 2002, SPA: JPMorgan Chase Bank 0.110% 01/01/32 (09/05/13) (a)(b)	14,600,000	14,600,000
	Par ($)	Value ($)
Series 2003, SPA: JPMorgan Chase Bank 0.110% 01/01/32 (09/05/13) (a)(b)	32,900,000	32,900,000
Series 2006, SPA: JPMorgan Chase Bank 0.110% 01/01/35 (09/05/13) (a)(b)	31,275,000	31,275,000
MI State Building Authority
Series 2003
Pre-refunded 10/15/13, 5.000% 10/15/29	1,870,000	1,880,601
Michigan Total		166,278,904
Minnesota – 1.5%
MN Anoka-Hennepin Independent School District No. 11
Series 2011 A,
Minnesota School District Credit Enhancement Program, 4.000% 02/01/14	1,000,000	1,015,405
MN Bloomington Independent School District No. 271
Series 2013 B,
Minnesota School District Credit Enhancement Program, 2.000% 02/01/14	1,145,000	1,153,180
MN Columbia Heights Independent School District No. 13
Aid Anticipation Certificates,
Minnesota School District Credit Enhancement Program, Series 2012 B, 1.250% 09/16/13	6,000,000	6,002,257
MN Elk River Independent School District No. 728
Series 2012 A,
Minnesota School District Credit Enhancement Program, 4.000% 02/01/14	1,000,000	1,015,448
MN Fridley Independent School District No. 14
Aid Anticipation Certificates,
Minnesota School District Credit Enhancement Program, Series 2012 A, 1.500% 09/27/13	7,500,000	7,506,390
MN Holdingford Independent School District No 738
Aid Anticipation Certificates,
Minnesota School District Credit Enhancement Program, Series 2012, 1.500% 09/28/13	3,000,000	3,002,543

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2013,
Minnesota School District Credit Enhancement Program, 1.250% 09/11/14 (e)	3,000,000	3,028,320
MN Litchfield Independent School District No 465
Series 2013,
Minnesota School District Credit Enhancement Program, 1.250% 09/25/14	2,700,000	2,727,195
MN Monticello Independent School District No. 882
Aid Anticipation Certificates,
Minnesota School District Credit Enhancement Program, Series 2012 A, 1.250% 09/20/13	4,200,000	4,202,065
MN Moorhead Independent School District No. 152
Aid Anticipation Certificates,
Minnesota School District Credit Enhancement Program, Series 2012 B, 1.000% 09/18/13	8,500,000	8,502,799
MN New London-Spicer Independent School District No 345
Series 2013,
Minnesota School District Credit Enhancement Program, 1.250% 09/22/14	3,000,000	3,029,973
MN New York Mills Independent School District No 553
Series 2013,
Minnesota School District Credit Enhancement Program, 1.250% 09/24/14 (e)	1,115,000	1,125,381
MN Rocori Area Schools Independent School District No. 750
Aid Anticipation Certificates,
Minnesota School District Credit Enhancement Program, Series 2012 A, 1.250% 09/27/13	3,000,000	3,001,917
MN Rosemount-Apple Valley-Eagan Independent School District No. 196
Series 1996 A
Minnesota School District Credit Enhancement Program, 04/01/14 (f)	1,960,000	1,956,360
MN Roseville Independent School District No. 623
Tax Anticipation Certificates,
Minnesota School District Credit Enhancement Program, Series 2013 A, 1.000% 09/12/13	6,000,000	6,001,306
	Par ($)	Value ($)
MN School District Capital Equipment Borrowing Program
Aid Anticipation Certificates,
Minnesota School District Credit Enhancement Program, Series 2012 B, 2.000% 09/10/13	4,000,000	4,001,721
MN St. Louis County Independent School District No. 2142
Aid Anticipation Certificates,
Minnesota School District Credit Enhancement Program, Series 2012 B, 1.000% 09/27/13	5,000,000	5,002,554
Minnesota Total		62,274,814
Mississippi – 0.4%
MS Business Finance Corp.
Chevron U.S.A., Inc.,
Series 2009 G, GTY AGMT: Chevron Corp. 0.050% 12/01/30 (09/03/13) (a)(b)	3,850,000	3,850,000
MS Jackson County
Chevron Corp.,
Series 1993, 0.050% 06/01/23 (09/03/13) (a)(b)	10,700,000	10,700,000
Mississippi Total		14,550,000
Missouri – 2.6%
MO Deutsche Bank Spears/Lifers Trust
Kansas City Assistance Corp.,
Series 2008-536, GTY AGMT: Deutsche Bank AG 0.070% 04/15/19 (09/05/13) (a)(b)	9,355,000	9,355,000
MO Development Finance Board
The Nelson Gallery Foundation:
Series 2004 A,
SPA: Northern Trust Company 0.050% 12/01/33 (09/03/13) (a)(b)	21,100,000	21,100,000
Series 2008 A, SPA: Northern Trust Co. 0.050% 12/01/37 (09/03/13) (a)(b)	19,100,000	19,100,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
MO Health & Educational Facilities Authority
Ascension Health,
Series 2008 C-5, 0.050% 11/15/26 (09/04/13) (a)(b)	10,500,000	10,500,000
MO Kansas City
H. Roe Battle Convention Center,
Series 2008 E, LOC: Sumitomo Mitsui Banking 0.050% 04/15/34 (09/04/13) (a)(b)	14,025,000	14,025,000
MO Nodaway Industrial Development Authority
Northwest Foundation, Inc.,
Series 2002, LOC: U.S. Bank N.A. 0.070% 11/01/32 (09/05/13) (a)(b)	2,775,000	2,775,000
MO St. Louis Airport
Series 2005,
GTY AGMT: Deutsche Bank AG 0.070% 07/01/31 (09/05/13) (a)(b)	27,950,000	27,950,000
Missouri Total		104,805,000
Montana – 0.4%
MT Board of Investments
Series 2004,
0.220% 03/01/29 (03/01/14) (b)(d)	8,400,000	8,400,000
Series 2013,
0.220% 03/01/38 (03/01/14) (b)(d)	8,180,000	8,180,000
Montana Total		16,580,000
Nebraska – 2.4%
NE Central Plains Energy Project
Series 2009 2,
SPA: Royal Bank of Canada 0.060% 08/01/39 (09/05/13) (a)(b)	40,485,000	40,485,000
NE Nuckolls County
Agrex, Inc.,
Series 1985, LOC: JPMorgan Chase Bank 0.120% 02/01/15 (09/04/13) (a)(b)	5,100,000	5,100,000
	Par ($)	Value ($)
NE Omaha Public Power District
Series A:
0.130% 09/25/13 13,000,000 13,000,000 0.140% 09/04/13	15,000,000	15,000,000
0.140% 09/12/13 12,430,000 12,430,000 0.150% 09/18/13	10,800,000	10,800,000
Nebraska Total		96,815,000
Nevada – 1.7%
NV Deutsche Bank Spears/Lifers Trust
Clark County School District,
Series 2008-684, GTY AGMT: Deutsche Bank AG 0.070% 06/15/24 (09/05/13) (a)(b)	9,755,000	9,755,000
NV Reno
ReTrac-Reno Transportation Rail Access Corridor,
Series 2008, LOC: Bank of New York 0.060% 06/01/42 (09/03/13) (a)(b)	57,945,000	57,945,000
Nevada Total		67,700,000
New Hampshire – 0.4%
NH Health & Education Facilities Authority
Southern New Hampshire University,
Series 2008, LOC: TD Bank N.A. 0.050% 01/01/39 (09/05/13) (a)(b)	11,650,000	11,650,000
Univ Sys of New Hampshire,
Series 2005 A2 SPA: U.S. Bank N.A. 0.060% 07/01/35 (09/03/13) (a)(b)	6,300,000	6,300,000
New Hampshire Total		17,950,000
New Jersey – 3.3%
NJ Deutsche Bank Spears/Lifers Trust
New Jersey State Transportation Trust Fund Authority:
Series 2007-317, LIQ FAC: Deutsche Bank AG 0.280% 12/15/33 (11/14/13) (a)(b)(c)	30,250,000	30,250,000
Series 2007-452, GTY AGMT: Deutsche Bank AG 0.140% 12/15/33 (09/05/13) (a)(b)(c)	19,885,000	19,885,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
NJ Economic Development Authority
Cooper Univ Hospital,
Series 2008 A LOC: TD Bank N.A. 0.050% 11/01/38 (09/05/13) (a)(b)	18,600,000	18,600,000
Series 2011,
DPCE: State Appropriation, LIQ FAC: Citibank N.A. 0.410% 09/01/21 (09/05/13) (a)(b)(c)	6,940,000	6,940,000
NJ JPMorgan Chase Putters/Drivers Trust
NJ Transportation Trust Fund Authority
Series 2009-3540Z, LIQ FAC: JPMorgan Chase Bank 0.180% 12/15/13 (09/05/13) (a)(b)(c)	3,780,000	3,780,000
NJ North Bergen
Series 2013,
1.000% 04/02/14	14,110,250	14,165,995
NJ RIB Floater Trust
NJ Healthcare Financing Authority
Series 2013 LOC: Barclays Bank PLC 0.110% 07/03/17 (09/05/13) (a)(b)(c)	23,650,000	23,650,000
NJ Sussex County
Series 2013
1.000% 06/27/14	19,000,000	19,124,233
New Jersey Total		136,395,228
New Mexico – 2.0%
NM Dona Ana County
Foamex LP,
Series 1985, LOC: Wells Fargo Bank N.A. 0.090% 11/01/13 (09/05/13) (a)(b)	6,000,000	6,000,000
NM Municipal Energy Acquisition Authority
Series 2009,
SPA: Royal Bank of Canada 0.060% 11/01/39 (09/05/13) (a)(b)	69,320,000	69,320,000
NM State
Series 2013,
2.000% 03/01/14	6,450,000	6,507,512
New Mexico Total		81,827,512
	Par ($)	Value ($)
New York – 12.1%
NY BB&T Municipal Trust
Series 2009-1037,
LOC: Branch Banking & Trust 0.230% 06/01/17 (09/05/13) (a)(b)(c)	1,070,000	1,070,000
Series 2010-1039,
LOC: Branch Banking & Trust
0.160% 06/01/25 (09/05/13) (a)(b)(c)	32,785,000	32,785,000
NY Cheektowaga
Series 2013
0.500% 07/17/14	15,700,000	15,737,012
NY Connetquot Central School District of Islip
Series 2013
Insured: State Aid Withholding 0.500% 09/04/14 (e)	7,500,000	7,517,925
NY Housing Development Corp.
Series 2013 C
0.200% 11/01/45 (06/27/14) (b)(d)	10,730,000	10,730,000
NY Housing Finance Agency
Ann/Nassau Realty LLC,
111 Nassau Street Housing, Series 2011 A, LOC: Landesbank Hessen-Thüringen 0.080% 11/01/44 (09/03/13) (a)(b)	8,835,000	8,835,000
Midtown West B LLC,
505 West 37th St.: Series 2009 A, LOC: Landesbank Hessen-Thüringen 0.120% 05/01/42 (09/04/13) (a)(b)	33,060,000	33,060,000
Series 2009 B, LOC: Landesbank Hessen-Thüringen 0.120% 05/01/42 (09/04/13) (a)(b)	51,000,000	51,000,000
NY Liberty Development Corp.
3 World Trade Center LLC:
Series 2010 A1, Escrowed in U.S. Treasuries, 0.230% 12/01/50 (03/19/14) (b)(d)	76,000,000	76,001,236
Series 2011 A3,
Escrowed in U.S. Treasuries, 0.230% 12/01/49 (11/01/13) (b)(d)	55,000,000	55,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Nassau Health Care Corp.
Series 2009 C2,
LOC: Wells Fargo Bank N.A.
0.150% 08/01/29 (10/07/13) (a)(b)	6,455,000	6,455,000
NY New York City Housing Development Corp.
Series 2009 A,
Credit Support: FHLMC, LIQ FAC: FHLMC 0.070% 09/01/49 (09/04/13) (a)(b)	7,500,000	7,500,000
Series 2009 H-2,
0.200% 05/01/41 (06/27/14) (b)(d)	2,870,000	2,870,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
NYC Recovery,
Series 2002 1D, SPA: Landesbank Hessen-Thüringen 0.080% 11/01/22 (09/03/13) (a)(b)	12,840,000	12,840,000
Series 2004 C,
Pre-refunded 02/01/14, 5.000% 02/01/28	985,000	1,004,446
Series 2012 C5
LOC: Sumitomo Mitsui Banking 0.050% 11/01/41 (09/05/13) (a)(b)	16,735,000	16,735,000
NY New York City
Series 1995 F-4,
LOC: Landesbank Hessen-Thüringen 0.090% 02/15/20 (09/04/13) (a)(b)	2,000,000	2,000,000
Series 2008 B-1,
5.000% 09/01/13	1,000,000	1,000,000
NY State Housing Finance Agency
44th Street Development,
Series 2012 A2 LOC: Wells Fargo Bank N.A. 0.050% 05/01/45 (09/04/13) (a)(b)	6,000,000	6,000,000
NY State Power Authority
LIQ FAC: JPMorgan Chase Bank,
Bank of Nova Scotia, State Street, Wells Fargo, Bank of New York 0.100% 09/05/13	10,000,000	10,000,000
NY Tonawanda
Series 2013
1.000% 09/04/14 (e)	11,540,000	11,624,011
	Par ($)	Value ($)
NY Triborough Bridge & Tunnel Authority
Series 2002 F,
SPA: Landesbank Hessen-Thüringen 0.080% 11/01/32 (09/03/13) (a)(b)	108,340,000	108,340,000
NY West Seneca
Series 2013
1.000% 08/01/14	14,700,000	14,799,272
New York Total		492,903,902
North Carolina – 3.1%
NC BB&T Municipal Trust
Series 2008-1008,
LOC: Branch Banking & Trust 0.160% 03/01/24 (09/05/13) (a)(b)(c)	10,955,000	10,955,000
Series 2008-1023,
LOC: Branch Banking & Trust 0.160% 05/01/24 (09/05/13) (a)(b)(c)	3,515,000	3,515,000
Series 2008-1026,
LOC: Branch Banking & Trust 0.160% 10/01/18 (09/05/13) (a)(b)(c)	8,720,000	8,720,000
NC Capital Facilities Finance Agency
Barton College,
Series 2004, LOC: Branch Banking & Trust 0.060% 07/01/19 (09/05/13) (a)(b)	3,300,000	3,300,000
High Point University:
Series 2007, LOC: Branch Banking & Trust 0.060% 12/01/29 (09/05/13) (a)(b)	5,000,000	5,000,000
Series 2008, LOC: Branch Banking & Trust 0.060% 05/01/30 (09/05/13) (a)(b)	3,360,000	3,360,000
Methodist University,
Series 2005, LOC: Wells Fargo Bank N.A. 0.060% 03/01/30 (09/05/13) (a)(b)	11,990,000	11,990,000
NC Facilities Financing
Duke University:
0.140% 11/14/13 11,774,000 11,774,000 Series A1 0.140% 10/02/13	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
NC Forsyth County
Series 2004 A,
SPA: Wells Fargo Bank N.A. 0.060% 03/01/25 (09/05/13) (a)(b)	8,715,000	8,715,000
Series 2004 B,
SPA: Wells Fargo Bank N.A. 0.060% 03/01/25 (09/05/13) (a)(b)	6,000,000	6,000,000
NC Mecklenburg County
Series 2009 A
5.000% 08/01/14	2,740,000	2,859,888
NC Medical Care Commission
Deerfield Episcopal Retirement,
Series 2008 B, LOC: Branch Banking & Trust 0.060% 11/01/38 (09/05/13) (a)(b)	5,000,000	5,000,000
J. Arthur Dosher Memorial Hospital,
Series 1998 J, LOC: Branch Banking & Trust 0.060% 05/01/18 (09/05/13) (a)(b)	1,305,000	1,305,000
Novant Health Oblig Group,
Series 2004 A SPA: JPMorgan Chase Bank N.A. 0.090% 11/01/34 (09/04/13) (a)(b)	19,150,000	19,150,000
Southeastern Regional Medical Center,
Series 2005, LOC: Branch Banking & Trust 0.060% 06/01/37 (09/05/13) (a)(b)	6,855,000	6,855,000
Westcare, Inc.,
Series 2002 A, LOC: Branch Banking & Trust 0.060% 09/01/22 (09/05/13) (a)(b)	5,600,000	5,600,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Habitat for Humanity of Wake County,
Series 2007, LOC: Branch Banking & Trust 0.060% 11/01/32 (09/05/13) (a)(b)	3,900,000	3,900,000
	Par ($)	Value ($)
NC Wake County
Series 2007 A,
SPA: Wells Fargo Bank N.A. 0.050% 03/01/26 (09/05/13) (a)(b)	4,500,000	4,500,000
North Carolina Total		127,498,888
Ohio – 2.6%
OH Butler County Port Authority
Greater Miami Valley YMCA,
Series 2007, LOC: JPMorgan Chase Bank 0.100% 09/01/37 (09/05/13) (a)(b)	10,800,000	10,800,000
OH Cuyahoga County
Cleveland Hearing & Speech,
Series 2008, LOC: PNC Bank N.A. 0.060% 06/01/38 (09/05/13) (a)(b)	4,790,000	4,790,000
OH Deutsche Bank Spears/Lifers Trust
Columbus Ohio Regional Airport Authority,
Series 2008-488, GTY AGMT: Deutsche Bank AG 0.070% 01/01/28 (09/05/13) (a)(b)	4,910,000	4,910,000
OH Eclipse Funding Trust
Higher Educational Facility,
University of Dayton, Series 2006, LOC: U.S. Bank N.A. 0.060% 12/01/33 (09/05/13) (a)(b)(c)	5,865,000	5,865,000
OH Franklin County
Traditions Healthcare,
Series 2005, LOC: U.S. Bank N.A. 0.070% 06/01/30 (09/05/13) (a)(b)	15,800,000	15,800,000
OH Geauga County
Sisters of Notre Dame,
Series 2001, LOC: PNC Bank N.A. 0.080% 08/01/16 (09/05/13) (a)(b)	2,295,000	2,295,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Huron County
Fisher-Titus Medical Center,
Series 2003 A, LOC: PNC Bank N.A. 0.070% 12/01/27 (09/05/13) (a)(b)	9,450,000	9,450,000
Norwalk Area Health System,
Series 2003, LOC: PNC Bank N.A. 0.070% 12/01/27 (09/05/13) (a)(b)	5,855,000	5,855,000
OH Ohio State University
Series 2003 C:
0.140% 09/05/13	2,985,000	2,985,000
0.140% 10/02/13	25,000,000	25,000,000
OH Salem Civic Facility
Salem Community Center, Inc.,
Series 2001, LOC: PNC Bank N.A. 0.080% 06/01/27 (09/05/13) (a)(b)	6,820,000	6,820,000
OH Stark County Port Authority
Community Action Agency,
Series 2001, LOC: JPMorgan Chase Bank 0.140% 12/01/22 (09/05/13) (a)(b)	2,900,000	2,900,000
OH Zanesville Muskingum County Port Authority
Grove City Church,
Series 2006, LOC: PNC Bank N.A. 0.080% 02/01/24 (09/05/13) (a)(b)	7,630,000	7,630,000
Ohio Total		105,100,000
Oklahoma – 0.2%
OK Tulsa Industrial Authority
Justin Industries, Inc.,
Series 1984, LOC: JPMorgan Chase Bank 0.090% 10/01/14 (09/05/13) (a)(b)	6,335,000	6,335,000
Oklahoma Total		6,335,000
	Par ($)	Value ($)
Oregon – 0.3%
OR Confederated Tribes of the Umatilla Indian Reservation
Series 2008,
LOC: Wells Fargo Bank N.A. 0.060% 12/01/28 (09/05/13) (a)(b)	3,950,000	3,950,000
OR State Department of Administrative Services
Series 2004 B
Pre-refunded 05/01/14, 4.625% 05/01/30	7,795,000	8,023,406
Oregon Total		11,973,406
Pennsylvania – 7.0%
PA Allegheny County Hospital Development Authority
Jefferson Regional Medical Center,
Series 2006 A, LOC: PNC Bank N.A.
0.060% 05/01/26 (09/05/13) (a)(b)	22,000,000	22,000,000
PA Allegheny County Industrial Development Authority
Our Lady of the Sacred Heart High School,
Series 2002, LOC: PNC Bank N.A. 0.070% 06/01/22 (09/05/13) (a)(b)	1,690,000	1,690,000
PA Delaware County Industrial Development Authority
Melmark Inc,
Series 2006 LOC: TD Bank N.A. 0.060% 03/01/26 (09/05/13) (a)(b)	1,130,000	1,130,000
PA Deutsche Bank Spears/Lifers Trust
Westmoreland County Municipal Authority,
Series 2007-301, GTY AGMT: Deutsche Bank AG 0.110% 08/15/30 (09/05/13) (a)(b)	5,845,000	5,845,000
PA Emmaus General Authority
Series 1989 B-28,
LOC: U.S. Bank N.A. 0.060% 03/01/24 (09/04/13) (a)(b)	2,400,000	2,400,000
Series 1989 B-29,
LOC: U.S. Bank N.A. 0.060% 03/01/24 (09/04/13) (a)(b)	8,100,000	8,100,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 1989 E-22,
LOC: U.S. Bank N.A. 0.060% 03/01/24 (09/04/13) (a)(b)	11,200,000	11,200,000
Series 1989 F-27,
LOC: U.S. Bank N.A. 0.060% 03/01/24 (09/04/13) (a)(b)	2,300,000	2,300,000
Series 2003 E-20,
LOC: U.S. Bank N.A. 0.060% 03/01/24 (09/04/13) (a)(b)	6,000,000	6,000,000
PA Haverford Township School District
Series 2009,
LOC: TD Bank N.A. 0.060% 03/01/30 (09/05/13) (a)(b)	4,065,000	4,065,000
PA Higher Educational Facilities Authority
Mount Aloysius College,
Series 2003 L3, LOC: PNC Bank N.A. 0.070% 05/01/28 (09/05/13) (a)(b)	4,900,000	4,900,000
PA JPMorgan Chase Putters/Drivers Trust
University of Pittsburgh Medical Center
Series 2013 LIQ FAC: JPMorgan Chase Bank N.A. 0.110% 03/03/34 (09/05/13) (a)(b)(c)	61,240,000	61,240,000
PA North Penn Water Authority
Series 2008,
LOC: U.S. Bank N.A. 0.060% 11/01/24 (09/05/13) (a)(b)	6,915,000	6,915,000
PA Northampton County Higher Education Authority
Lehigh University,
Series 2006 A, 0.050% 11/15/21 (09/05/13) (b)(d)	3,800,000	3,800,000
PA Philadelphia Authority for Industrial Development
NewCourtland Elder Services,
Series 2007, LOC: PNC Bank N.A. 0.060% 03/01/26 (09/05/13) (a)(b)	6,940,000	6,940,000
	Par ($)	Value ($)
PA Philadelphia School District
Series 2011 G,
LOC: Wells Fargo Bank N.A. 0.050% 09/01/30 (09/05/13) (a)(b)	13,590,000	13,590,000
PA Public School Building Authority
Park School Project:
Series 2009 A, LOC: PNC Bank N.A. 0.060% 08/01/30 (09/05/13) (a)(b)	9,740,000	9,740,000
Series 2009 B, LOC: PNC Bank N.A. 0.060% 05/15/20 (09/05/13) (a)(b)	11,685,000	11,685,000
PA RBC Municipal Products, Inc. Trust
Bethlehem PA Area School District,
Series 2011 E-31, LOC: Royal Bank of Canada 0.060% 05/01/14 (09/05/13) (a)(b)(c)	5,000,000	5,000,000
Hempfield PA School District,
Series 2011 E-30, LOC: Royal Bank of Canada 0.060% 08/01/25 (09/05/13) (a)(b)(c)	5,280,000	5,280,000
Manhein Township PA School District,
Series 2011 E-28, LOC: Royal Bank of Canada 0.060% 12/12/14 (09/05/13) (a)(b)(c)	13,350,000	13,350,000
Pennsylvania State Turnpike Commission,
Series 2011 E-22, LOC: Royal Bank of Canada 0.060% 12/01/38 (09/05/13) (a)(b)(c)	15,900,000	15,900,000
University of Pittsburgh Medical Center,
Series 2010 E-16, LOC: Royal Bank of Canada 0.060% 04/15/39 (09/05/13) (a)(b)(c)	38,825,000	38,825,000
PA Ridley School District
Series 2009,
LOC: TD Bank N.A. 0.060% 11/01/29 (09/05/13) (a)(b)	3,520,000	3,520,000
PA University of Pittsburgh
Series 2013
2.000% 07/11/14	18,400,000	18,686,773
Pennsylvania Total		284,101,773

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
Puerto Rico – 2.6%
PR Commonwealth of Puerto Rico RIB Floater Trust
Series 2013 -18WE
LOC: Barclays Bank PLC 0.110% 12/01/13 (09/05/13) (a)(b)(c)	25,995,000	25,995,000
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46
LOC: Royal Bank of Canada 0.160% 09/01/15 (09/06/13) (a)(b)(c)	82,100,000	82,100,000
Puerto Rico Total		108,095,000
Rhode Island – 1.2%
RI Health & Educational Building Corp.
Brown University,
Higher Education Facilities, Series 2003 B, 0.050% 09/01/43 (09/05/13) (b)(d)	31,980,000	31,980,000
Rhode Island Sch of Desgn,
Series 2008 B LOC: TD Bank N.A. 0.060% 08/15/36 (09/04/13) (a)(b)	17,095,000	17,095,000
Rhode Island Total		49,075,000
South Carolina – 0.5%
SC Aiken County Consolidated School District
Series 2011
Credit Support: South Carolina School District Credit Enhancement Program 3.000% 04/01/14	2,660,000	2,702,510
Series 2013
Insured: SCSDE 4.000% 04/01/14 (e)	3,690,000	3,770,516
SC Chester County School District
Series 2012 B
Credit Support: South Carolina School District Credit Enhancement Program
4.000% 03/01/14	2,505,000	2,551,542
SC Florence School District One
Series 2012
Credit Support: South Carolina School District Credit Enhancement Program 5.000% 03/01/14	5,145,000	5,266,021
	Par ($)	Value ($)
SC JPMorgan Chase Putters/Drivers Trust
SC State Public Service Authority
Series 2013 LIQ FAC: JPMorgan Chase Bank N.A. 0.140% 06/01/37 (09/05/13) (a)(b)(c)	3,000,000	3,000,000
SC Oconee County School District
Series 2013
Credit Support: South Carolina School District Credit Enhancement Program
2.000% 03/01/14	5,000,000	5,043,356
South Carolina Total		22,333,945
South Dakota – 0.4%
SD Housing Development Authority
Homeownership Mortgage,
Series 2003 C-1, SPA: Landesbank Hessen-Thüringen 0.150% 05/01/32 (09/05/13) (a)(b)	3,900,000	3,900,000
SD Sioux Falls
Series 2007-1886,
GTY AGMT: Wells Fargo Bank N.A. 0.090% 11/15/33 (09/05/13) (a)(b)	12,225,000	12,225,000
South Dakota Total		16,125,000
Tennessee – 0.6%
TN Blount County Public Building Authority
Series 2009 E-7-A,
LOC: Branch Banking & Trust 0.060% 06/01/39 (09/04/13) (a)(b)	5,335,000	5,335,000
Series 2009 E-8-A,
LOC: Branch Banking & Trust 0.060% 06/01/37 (09/04/13) (a)(b)	1,470,000	1,470,000
Series 2009 E-9-A,
LOC: Branch Banking & Trust 0.060% 06/01/30 (09/04/13) (a)(b)	4,960,000	4,960,000
TN Clipper Tax-Exempt Certificate Trust
Series 2013 1A,
LIQ FAC: State Street Bank & Trust Co. 0.060% 07/01/27 (09/05/13) (a)(b)(c)	7,500,000	7,500,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
TN Hawkins County Industrial Development Board
Leggett & Platt, Inc.,
Series 1988 B, LOC: Wells Fargo Bank N.A. 0.170% 10/01/27 (09/04/13) (a)(b)	1,750,000	1,750,000
TN School Board
Series 1997 A,
LIQ FAC: State Street Bank & Trust 0.150% 09/10/13	1,900,000	1,900,000
Tennessee Total		22,915,000
Texas – 3.6%
TX Bexar County Housing Finance Corp.
Multi-Family Housing,
Perrin Park Apartments, Series 1996, LOC: Northern Trust Co. 0.080% 06/01/28 (09/05/13) (a)(b)	10,375,000	10,375,000
TX Deutsche Bank Spears/Lifers Trust
Caddo Mills Texas Independent School District,
Series 2008-473, Insured: PSF,
GTY AGMT: Deutsche Bank AG: 0.110% 08/15/42 (09/05/13) (a)(b)	10,260,000	10,260,000
Houston Taxes Utility Systems,
Series 2008-511, GTY AGMT: Deutsche Bank AG 0.110% 11/15/25 (09/05/13) (a)(b)(c)	12,545,000	12,545,000
Lovejoy Independent School District,
Series 2008-514, GTY AGMT: PSF, LIQ FAC: Deutsche Bank AG: 0.070% 02/15/38 (09/05/13) (a)(b)	3,520,000	3,520,000
Victoria Independent School District,
Series 2008-604, GTY AGMT: PSF, LIQ FAC: Deutsche Bank AG: 0.070% 02/15/37 (09/05/13) (a)(b)	7,630,000	7,630,000
	Par ($)	Value ($)
TX Gregg County Housing Finance Corp.
Bailey Properties LLC,
Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA: 0.060% 02/15/23 (09/05/13) (a)(b)	4,465,000	4,465,000
Summer Green LLC,
Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA: 0.060% 02/15/23 (09/05/13) (a)(b)	2,300,000	2,300,000
TX Harris County Health Facilities Development Corp.
Gulf Coast Regional Blood Center,
Series 1992, LOC: JPMorgan Chase Bank 0.170% 04/01/17 (09/05/13) (a)(b)	1,150,000	1,150,000
TX JPMorgan Chase Putters/Drivers Trust
Lake Travis TX Independent School District,
Series 2012-4239, Insured: PSF, LIQ FAC: Deutsche Bank AG: 0.080% 02/15/19 (09/05/13) (a)(b)(c)	3,705,000	3,705,000
Richardson TX Independent School District,
Series 2012-4238, Insured: PSF, LIQ FAC: Deutsche Bank AG: 0.080% 02/15/19 (09/05/13) (a)(b)(c)	3,280,000	3,280,000
Sheldon TX Independent School District,
Series 2012-4245, Insured: PSF, LIQ FAC: Deutsche Bank AG: 0.080% 02/15/15 (09/05/13) (a)(b)(c)	5,545,000	5,545,000
TX North Texas Tollway
LOC: JPMorgan Chase Bank:
0.100% 10/11/13	27,500,000	27,500,000
0.110% 10/10/13 7,000,000 7,000,000 0.120% 10/09/13	10,000,000	10,000,000
TX Northside Independent School District
Series 2007 A
Guarantor: PSF 2.000% 06/01/14	2,170,000	2,198,511
See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Pharr San Juan Alamo Independent School District TX
Series 2010
Insured: PSF 3.000% 02/01/14	1,460,000	1,477,083
TX RBC Municipal Products, Inc. Trust
Harris County Texas Cultural Educational Facility,
Memorial Hermann Health Care System, Series 2011 E-18, LOC: Royal Bank of Canada 0.060% 06/01/32 (09/05/13) (a)(b)(c)	17,000,000	17,000,000
TX Round Rock Independent School District
Series 2007,
Guarantor: PSF, LIQ FAC: Wells Fargo Bank N.A. 0.080% 08/01/32 (09/05/13) (a)(b)	10,795,000	10,795,000
TX San Antonio Education Facilities Corp.
University of the Incarnate Word,
Series 2001, LOC: JPMorgan Chase Bank 0.120% 12/01/21 (09/05/13) (a)(b)	4,710,000	4,710,000
Texas Total		145,455,594
Utah – 2.1%
UT Housing Corp.
Multi-Family Housing,
Miller Timbergate Apartments LLC, Series 2009 A, LIQ FAC: FHLMC, GTY AGMT: FNMA 0.110% 04/01/42 (09/05/13) (a)(b)	3,125,000	3,125,000
UT Transit Authority
Series 2006 A,
LOC: BNP Paribas 0.050% 06/15/36 (09/03/13) (a)(b)	5,200,000	5,200,000
UT Weber County
IHC Health Services, Inc.:
Series 2000 A, SPA: Bank of New York Mellon 0.050% 02/15/31 (09/03/13) (a)(b)	28,100,000	28,100,000
	Par ($)	Value ($)
Series 2000 C, SPA: Bank of New York Mellon 0.050% 02/15/35 (09/03/13) (a)(b)	49,700,000	49,700,000
Utah Total		86,125,000
Vermont – 0.2%
VT Educational & Health Buildings Financing Agency
Norwich University,
Series 2008, LOC: TD Bank N.A.
0.070% 09/01/38 (09/04/13) (a)(b)	335,000	335,000
Springfield Hospital,
Series 2002 A LOC: TD Bank N.A. 0.050% 09/01/31 (09/05/13) (a)(b)	6,315,000	6,315,000
Vermont Total		6,650,000
Virginia – 1.3%
VA Chesapeake Redevelopment & Housing Authority
Great Bridge Apartments LLC,
Series 2008 A, DPCE: FNMA, LIQ FAC: FNMA 0.080% 01/15/41 (09/05/13) (a)(b)	18,625,000	18,625,000
VA Fairfax County Industrial Development Authority
Inova Health System Foundation,
Fairfax Hospital: Series 1988 C, LOC: Northern Trust Co. 0.070% 10/01/25 (09/04/13) (a)(b)	8,200,000	8,200,000
Series 1988 D, LOC: Northern Trust Co. 0.070% 10/01/25 (09/04/13) (a)(b)	3,800,000	3,800,000
VA Loudoun County Industrial Development Authority
Jack Kent Cooke Foundation,
Series 2004, LOC: Northern Trust Co. 0.070% 06/01/34 (09/04/13) (a)(b)	12,500,000	12,500,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
VA Public Building Authority
Series 2007 A
5.000% 08/01/14	1,000,000	1,043,841
VA Public School Authority
Series 2008 A
Insured: State Intercept Program 5.000% 08/01/14	5,410,000	5,646,812
VA Winchester Industrial Development Authority
Westminster-Canterbury of Winchester, Inc.,
Series 2005 B, LOC: Branch Banking & Trust 0.060% 01/01/35 (09/05/13) (a)(b)	3,980,000	3,980,000
Virginia Total		53,795,653
Washington – 1.4%
WA Deutsche Bank Spears/Lifers Trust
King County,
Series 2008-598, LIQ FAC: Deutsche Bank AG
0.070% 01/01/28 (09/05/13) (a)(b)	7,000,000	7,000,000
Washington State,
Series 2008-599, LIQ FAC: Deutsche Bank AG 0.070% 01/01/30 (09/05/13) (a)(b)	9,805,000	9,805,000
WA Eclipse Funding Trust
King County,
Series 2007, LOC: U.S. Bank N.A. 0.060% 12/01/31 (09/05/13) (a)(b)	3,340,000	3,340,000
WA Health Care Facilities Authority
Multicare Health Systems,
Series 2007 D, LOC: Barclays Bank PLC 0.070% 08/15/41 (09/03/13) (a)(b)	22,970,000	22,970,000
WA Housing Finance Commission
Artspace Everett LP,
Series 2008 B, Credit Support: FHLMC, LIQ FAC: FHLMC: 0.050% 12/01/41 (09/04/13) (a)(b)	3,200,000	3,200,000
	Par ($)	Value ($)
Pioneer Human Services,
Series 2009 D, LOC: U.S. Bank N.A. 0.060% 07/01/29 (09/04/13) (a)(b)	3,405,000	3,405,000
Single Family Housing,
Series 2009, DPCE: GNMA/FNMA/FHLMC, LIQ FAC: State Street Bank & Trust Co.: 0.060% 06/01/39 (09/05/13) (a)(b)	6,000,000	6,000,000
The Evergreen School,
Series 2002, LOC: Wells Fargo Bank N.A. 0.160% 07/01/28 (09/05/13) (a)(b)	1,435,000	1,435,000
WA Seattle Housing Authority
Bayview Manor Homes,
Series 1994 B, LOC: U.S. Bank N.A.
0.070% 05/01/19 (09/05/13) (a)(b)	1,675,000	1,675,000
Washington Total		58,830,000
West Virginia – 0.5%
WV Deutsche Bank Spears/Lifers Trust
Series 2007-385,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG
0.160% 04/01/30 (09/05/13) (a)(b)	2,730,000	2,730,000
WV Economic Development Authority
Appalachian Power Co.,
Series 2009 B, LOC: Sumitomo Mitsui Banking 0.060% 12/01/42 (09/05/13) (a)(b)	16,900,000	16,900,000
West Virginia Total		19,630,000
Wisconsin – 1.0%
WI Health & Educational Facilities Authority
Bay Area Medical Center, Inc.,
Series 2008, LOC: BMO Harris N.A. 0.070% 02/01/38 (09/03/13) (a)(b)	14,800,000	14,800,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

Municipal Bonds (continued)
	Par ($)	Value ($)
WI Public Finance Authority
Glenridge on Palmer Ranch,
Series 2011 B, LOC: Bank of Scotland 0.080% 06/01/41 (09/03/13) (a)(b)	24,575,000	24,575,000
Wisconsin Total		39,375,000
Total Municipal Bonds (cost of $4,008,793,059)		4,008,793,059
Closed-End Investment Companies – 2.0%
California – 0.4%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2010 3,
LIQ FAC: Deutsche Bank AG 0.180% 03/01/40 (09/05/13) (a)(b)(c)	8,200,000	8,200,000
Series 2010 4,
LIQ FAC: Citibank N.A. 0.130% 12/01/40 (09/05/13) (a)(b)(c)	10,000,000	10,000,000
California Total		18,200,000
New York – 0.8%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2013,
LIQ FAC: Citibank N.A. 0.130% 12/01/40 (09/05/13) (a)(b)(c)	15,000,000	15,000,000
NY Nuveen AMT-Free Municipal Income Fund
Series 2013
LIQ FAC: Citibank N.A. 0.130% 08/01/40 (09/05/13) (a)(b)(c)	15,000,000	15,000,000
NY Nuveen Performance Plus Fund, Inc.
Series 2010, AMT,
LIQ FAC: Deutsche Bank AG 0.170% 03/01/40
(09/05/13) (a)(b)(c)	2,300,000	2,300,000
New York Total		32,300,000
	Par ($)	Value ($)
Other – 0.8%
Nuveen Quality Income Municipal Fund, Inc.
Series 2010,
LIQ FAC: JPMorgan Chase Bank 0.130% 12/01/40 (09/05/13) (a)(b)(c)	30,600,000	30,600,000
Other Total		30,600,000
Total Closed-End Investment Companies (cost of $81,100,000)		81,100,000
Total Investments – 100.3% (cost of $4,089,893,059) (g)		4,089,893,059
Other Assets & Liabilities, Net – (0.3)%		(11,036,006)
Net Assets – 100.0%		4,078,857,053

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2013.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, these securities, which are not illiquid, amounted to $786,764,500 or 19.3% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2013.

(e)  Security purchased on a delayed delivery basis.

(f)  Zero coupon bond.

(g)  Cost for federal income tax purposes is $4,089,893,059.

The following table summarizes the inputs used, as of August 31, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$4,008,793,059	$—	$4,008,793,059
Total Closed-End Investment Companies	—	81,100,000	—	81,100,000
Total Investments	$—	$4,089,893,059	$—	$4,089,893,059

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2013

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	98.3
Closed-End Investment Companies	2.0
100.3
Other Assets & Liabilities, Net	(0.3)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE Direct Pay Credit Enhancement Drivers	Derivative Inverse Tax-Exempt Receipts
FGIC	Financial Guaranty Insurance Co.
FHLMC Federal Home Loan Mortgage Corp. FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT Guaranty Agreement LIQ FAC	Liquidity Facility
LOC Letter of Credit PSF	Guaranteed by Permanent School Fund
Putters Puttable Tax Exempt Receipts SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – BofA Tax-Exempt Reserves
August 31, 2013

		($)
Assets	Investments, at amortized cost approximating value	4,089,893,059
	Cash	58,232
	Receivable for:
	Investments sold	13,022,534
	Interest	3,417,696
	Expense reimbursement due from investment advisor	28,985
	Trustees' deferred compensation plan	20,031
	Prepaid expenses	50,339
	Total Assets	4,106,490,876
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	27,066,153
	Distributions	5
	Investment advisory fee	226,556
	Administration fee	130,378
	Pricing and bookkeeping fees	26,925
	Transfer agent fee	14,239
	Trustees' fees	20,931
	Audit fee	59,821
	Custody fee	21,142
	Chief compliance officer expenses	2,452
	Trustees' deferred compensation plan	20,031
	Other liabilities	45,190
	Total Liabilities	27,633,823
	Net Assets	4,078,857,053
Net Assets Consist of	Paid-in capital	4,078,762,190
	Undistributed net investment income	241,409
	Accumulated net realized loss	(146,546)
	Net Assets	4,078,857,053

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – BofA Tax-Exempt Reserves
August 31, 2013

Adviser Class Shares	Net assets	$6,670,721
	Shares outstanding	6,670,877
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$1,317,209,606
	Shares outstanding	1,317,240,150
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$3,950,220
	Shares outstanding	3,950,329
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$46,907
	Shares outstanding	46,909
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$24,479,545
	Shares outstanding	24,480,133
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$6,633,447
	Shares outstanding	6,633,607
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$10,000
	Shares outstanding	10,000
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$2,719,856,607
	Shares outstanding	2,719,924,551
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

Statement of Operations – BofA Tax-Exempt Reserves
For the Year Ended August 31, 2013

		($)
Investment Income	Interest	7,681,267
Expenses	Investment advisory fee	6,717,731
	Administration fee	4,338,487
	Distribution fee:
	Daily Class Shares	17,370
	Investor Class Shares	5,612
	Service fee:
	Adviser Class Shares	18,647
	Daily Class Shares	12,407
	Investor Class Shares	14,030
	Liquidity Class Shares	212
	Shareholder administration fee:
	Institutional Class Shares	13,057
	Trust Class Shares	2,936,254
	Transfer agent fee	79,484
	Pricing and bookkeeping fees	181,966
	Trustees' fees	85,712
	Custody fee	63,785
	Chief compliance officer expenses	14,611
	Other expenses	520,759
	Total Expenses	15,020,124
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(4,771,994)
	Fees waived by distributor:
	Adviser Class Shares	(18,259)
	Daily Class Shares	(29,361)
	Institutional Class Shares	(10,509)
	Investor Class Shares	(19,287)
	Liquidity Class Shares	(200)
	Trust Class Shares	(2,745,483)
	Expense reductions	(1,114)
	Net Expenses	7,423,917
	Net Investment Income	257,350
	Net realized gain on investments	48,514
	Net Increase Resulting from Operations	305,864

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – BofA Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2013 ($)	2012 ($)
Operations	Net investment income	257,350	307,976
	Net realized gain (loss) on investments	48,514	(195,060)
	Net increase resulting from operations	305,864	112,916
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(232)	(943)
	Capital Class Shares (1)	(150,396)	(387,277)
	Daily Class Shares	(162)	(652)
	Institutional Capital Shares (1)	(2,633)	(119,639)
	Institutional Class Shares	(985)	(12,510)
	Investor Class (1)	(192)	(592)
	Liquidity Class Shares	—	(28)
	Trust Class Shares	(102,750)	(417,590)
	From net realized gains:
	Adviser Class Shares	—	(848)
	Capital Class Shares (1)	—	(140,861)
	Daily Class Shares	—	(600)
	Institutional Capital Shares (1)	—	(43,185)
	Institutional Class Shares	—	(8,497)
	Investor Class Shares (1)	—	(539)
	Liquidity Class Shares	—	(26)
	Trust Class Shares	—	(383,075)
	Total distributions to shareholders	(257,350)	(1,516,862)
	Net Capital Stock Transactions	(298,702,166)	(330,773,237)
	Total decrease in net assets	(298,653,652)	(332,177,183)
Net Assets	Beginning of period	4,377,510,705	4,709,687,888
	End of period	4,078,857,053	4,377,510,705
	Undistributed net investment income at end of period	241,409	241,209

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – BofA Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2013		2012
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	54,456,984	54,456,984	29,104,336	29,104,336
Distributions reinvested	51	51	362	362
Redemptions	(53,424,797)	(53,424,797)	(35,259,406)	(35,259,406)
Net increase (decrease)	1,032,238	1,032,238	(6,154,708)	(6,154,708)
Capital Class Shares (1)
Subscriptions	2,074,472,273	2,074,472,273	2,226,712,244	2,226,712,244
Conversion	—	—	7,263,638	7,263,638
Distributions reinvested	8,950	8,950	52,273	52,273
Redemptions	(1,861,455,365)	(1,861,455,365)	(2,335,011,703)	(2,335,011,703)
Net increase (decrease)	213,025,858	213,025,858	(100,983,548)	(100,983,548)
Class A Shares (1)
Subscriptions	—	—	275	275
Conversion	—	—	(700,348)	(700,348)
Redemptions	—	—	(2,591)	(2,591)
Net decrease	—	—	(702,664)	(702,664)
Daily Class Shares
Subscriptions	19,227,240	19,227,240	11,391,480	11,391,480
Redemptions	(22,706,565)	(22,706,565)	(10,053,610)	(10,053,610)
Net increase (decrease)	(3,479,325)	(3,479,325)	1,337,870	1,337,870
Institutional Capital Shares (1)
Subscriptions	13,874,645	13,874,645	322,885,927	322,885,927
Distributions reinvested	5	5	11	11
Redemptions	(373,870,390)	(373,870,390)	(291,367,848)	(291,367,848)
Net increase (decrease)	(359,995,740)	(359,995,740)	31,518,090	31,518,090
Institutional Class Shares
Subscriptions	62,908,207	62,908,207	352,562,125	352,562,125
Distributions reinvested	818	818	11,158	11,158
Redemptions	(100,085,336)	(100,085,336)	(379,530,414)	(379,530,414)
Net decrease	(37,176,311)	(37,176,311)	(26,957,131)	(26,957,131)
Investor Class Shares (1)
Subscriptions	21,237,427	21,237,427	38,808,291	38,808,291
Conversion	—	—	700,348	700,348
Distributions reinvested	44	44	442	442
Redemptions	(18,865,467)	(18,865,467)	(37,780,694)	(37,780,694)
Net increase	2,372,004	2,372,004	1,728,387	1,728,387

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – BofA Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2013		2012
	Shares	Dollars ($)	Shares	Dollars ($)
Liquidity Class Shares
Subscriptions	10,000	10,000	—	—
Distributions reinvested	—	—	54	54
Redemptions	(217,905)	(217,905)	—	—
Net increase (decrease)	(207,905)	(207,905)	54	54
Retail A Shares (1)
Subscriptions	—	—	107,979	107,979
Conversion	—	—	(7,263,638)	(7,263,638)
Redemptions	—	—	(47,952)	(47,954)
Net decrease	—	—	(7,203,611)	(7,203,613)
Trust Class Shares
Subscriptions	3,083,859,521	3,083,859,521	2,652,443,096	2,652,443,096
Distributions reinvested	145	145	1,992	1,992
Redemptions	(3,198,132,651)	(3,198,132,651)	(2,875,801,062)	(2,875,801,062)
Net decrease	(114,272,985)	(114,272,985)	(223,355,974)	(223,355,974)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		—	(d)	—	(e)	0.0089
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(e)	— (e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(e)	0.0089
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—		—	(e)	(0.0089)
From net realized gains	—		—	(d)	—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(e)	(0.0089)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.02%		0.00	%(h)	0.00	%(h)	0.89%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.16%		0.21%		0.31%		0.35%		0.48%
Waiver/Reimbursement	0.35%		0.30%		0.21%		0.17%		0.05%
Net investment income (i)	—	%(h)	—		—	%(h)	—	%(h)	0.78%
Net assets, end of period (000s)	$6,671		$5,638		$11,797		$48,725		$71,050

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2013		2012 (a)		2011 (b)	2010 (c)(d)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	0.001	0.0014	0.0113
Net realized gain (loss) on investments	—	(e)	—	(e)	— (e)	— (f)	— (f)
Total from investment operations	—	(e)	—	(e)	0.001	0.0014	0.0113
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	(0.001)	(0.0014)	(0.0113)
From net realized gains	—		—	(e)	— (e)	—	—
Total distributions to shareholders	—	(e)	—	(e)	(0.001)	(0.0014)	(0.0113)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (g)(h)	0.01%		0.04%		0.10%	0.13%	1.14%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.16%		0.19%		0.20%	0.20%	0.23%
Waiver/Reimbursement	0.11%		0.08%		0.07%	0.07%	0.05%
Net investment income (i)	0.01%		0.02%		0.10%	0.14%	1.03%
Net assets, end of period (000s)	$1,317,210		$1,104,177		$1,205,520	$1,903,203	$3,922,964

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(e)	0.0062
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(e)	— (e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(e)	0.0062
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.0062)
From net realized gains	—		—	(d)	—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(e)	(0.0062)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.02%		0.00	%(h)	0.00	%(h)	0.62%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.18%		0.21%		0.30%		0.34%		0.76%
Waiver/Reimbursement	0.69%		0.66%		0.57%		0.53%		0.12%
Net investment income (i)	—	%(h)	—	%(h)	—	%(h)	—		0.64%
Net assets, end of period (000s)	$3,950		$7,429		$6,093		$38,206		$59,499

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2013		2012 (a)		2011 (b)	2010 (c)(d)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	0.001	0.0014	0.0113
Net realized gain (loss) on investments	—	(e)	—	(e)	— (e)	— (f)	— (f)
Total from investment operations	—	(e)	—	(e)	0.001	0.0014	0.0113
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	(0.001)	(0.0014)	(0.0113)
From net realized gains	—		—	(e)	— (e)	—	—
Total distributions to shareholders	—	(e)	—	(e)	(0.001)	(0.0014)	(0.0013)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (g)(h)	0.02%		0.04%		0.10%	0.13%	1.14%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.20	%(j)	0.19%		0.20%	0.20%	0.23%
Waiver/Reimbursement	0.07%		0.08%		0.07%	0.07%	0.05%
Net investment income (i)	0.01%		0.02%		0.10%	0.14%	1.14%
Net assets, end of period (000s)	$47		$360,031		$328,612	$424,460	$590,847

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2013		2012		2011 (a)	2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	0.001	0.0010	0.0109
Net realized gain (loss) on investments	—	(d)	—	(d)	— (d)	— (e)	— (e)
Total from investment operations	—	(d)	—	(d)	0.001	0.0010	0.0109
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.001)	(0.0010)	(0.0109)
From net realized gains	—		—	(d)	— (d)	—	—
Total distributions to shareholders	—	(d)	—	(d)	(0.001)	(0.0010)	(0.0109)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	0.00	%(h)	0.03%		0.06%	0.09%	1.10%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.17%		0.21%		0.23%	0.24%	0.27%
Waiver/Reimbursement	0.13%		0.10%		0.08%	0.07%	0.05%
Net investment income (i)	—	%(h)	—	%(h)	0.07%	0.10%	1.06%
Net assets, end of period (000s)	$24,480		$61,654		$88,637	$187,997	$445,549

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2013		2012 (a)		2011 (b)		2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—		—	(e)	—		0.0080
Net realized gain (loss) on investments	—	(e)	—	(e)	—	(e)	—	(f)	— (f)
Total from investment operations	—	(e)	—	(e)	—	(e)	—	(f)	0.0080
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(f)	(0.0080)
From net realized gains	—		—	(e)	—	(e)	—		—
Total distributions to shareholders	—	(e)	—	(e)	—	(e)	—	(f)	(0.0080)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.00	%(i)	0.02%		0.00	%(i)	0.00%		0.81%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.17%		0.21%		0.27%		0.34%		0.57%
Waiver/Reimbursement	0.45%		0.41%		0.35%		0.30%		0.06%
Net investment income (j)	—	%(i)	—		—	%(i)	—		0.86%
Net assets, end of period (000s)	$6,633		$4,261		$2,534		$1,333		$8,960

(a)  On October 1, 2011, Class A shares were converted to Investor Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Total return at net asset value assuming all distributions reinvested.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2013		2012		2011 (a)		2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		—	(d)	0.0001	0.0098
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	— (e)	— (e)
Total from investment operations	—	(d)	—	(d)	—	(d)	0.0001	0.0098
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	(0.0001)	(0.0098)
From net realized gains	—		—	(d)	—	(d)	—	—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	(0.0001)	(0.0098)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)	0.02%		0.00	%(h)	0.01%	0.99%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.20%		0.21%		0.31%		0.33%	0.38%
Waiver/Reimbursement	0.32%		0.30%		0.21%		0.19%	0.15%
Net investment income (i)	—	%(h)	—		—	%(h)	0.01%	1.11%
Net assets, end of period (000s)	$10		$218		$218		$12,412	$29,865

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2013		2012		2011 (a)		2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		—	(d)	0.0004	0.0103
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	— (e)	— (e)
Total from investment operations	—	(d)	—	(d)	—	(d)	0.0004	0.0103
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	(0.0004)	(0.0103)
From net realized gains	—		—	(d)	—	(d)	—	—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	(0.0004)	(0.0103)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)	0.02%		0.02%		0.04%	1.04%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.17%		0.21%		0.28%		0.30%	0.33%
Waiver/Reimbursement	0.20%		0.16%		0.09%		0.07%	0.05%
Net investment income (i)	—	%(h)	—		0.02%		0.04%	1.05%
Net assets, end of period (000s)	$2,719,857		$2,834,101		$3,058,369		$3,374,811	$5,587,196

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – BofA Tax-Exempt Reserves
August 31, 2013

Note 1. Organization

BofA Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust ("the Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Class A shares were converted into Investor Class shares and Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

BofA Tax-Exempt Reserves, August 31, 2013

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2013, permanent book and tax basis differences resulting primarily from differing treatments for non-deductible excise tax were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$200	$—	$(200)

The tax character of distributions paid during the years ended August 31, 2013 and August 31, 2012 were as follows:

	August 31,
Distributions paid from	2013	2012
Tax-Exempt Income	$257,350	$911,794
Ordinary Income*	—	332,535
Long-Term Capital Gains	—	272,533

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$242,779	$3,235	$—

BofA Tax-Exempt Reserves, August 31, 2013

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act (December 22, 2010) be fully used before capital loss carry forwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

As of August 31, 2013, the Fund had post-Act capital losses as follows:

Short-Term Losses
$146,546

Capital loss carry forwards of $48,514 were utilized by the Fund during the year ended August 31, 2013.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2013. There is no guarantee that this expense limitation will continue after such date.

For the year ended August 31, 2013, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The

BofA Tax-Exempt Reserves, August 31, 2013

Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum initial investment requirements applicable to the account holder to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2013, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to selling agents for sales support services.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate servicing agents for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2013 at an annual rate of 0.10% of the Fund's Liquidity Class shares average daily net assets, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for

BofA Tax-Exempt Reserves, August 31, 2013

certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2013, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

The Advisor is entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

At August 31, 2013, the amounts potentially recoverable by the Advisor pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2016	2015	2014	recovery	ended 08/31/2013
$3,197,030	$3,240,857	$3,595,998	$10,033,885	$—

Fees Paid to Officers and Trustees

All officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Custody Credits

Prior to January 1, 2013, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an

BofA Tax-Exempt Reserves, August 31, 2013

income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2013, these custody credits reduced total expenses by $1,114 for the Fund.

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2013, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to, the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Tax-Exempt Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2013

Federal Income Tax Information (Unaudited) – BofA Tax-Exempt Reserves

For the fiscal year ended August 31, 2013, 100.00% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (10 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2013; Independent consultant to financial firms since 1995. Oversees 11 Funds.

George J. Gorman (Born 1952)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	George J. Gorman LLC (consulting firm), since December 2010; Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (9 funds).
William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; President and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010. Oversees 11 Funds. Columbia Funds (130 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (130 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005). Oversees 11 Funds.

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2010; Consultant—MBIA, since March 2008. Oversees 11 Funds. Korn/Ferry International (recruiting); Board Member—PartnerRE (reinsurance), since June 2013.

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

Michelle H. Rhee (Born 1966)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2013)	Associate General Counsel, Bank of America since March 2004.
Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2013)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors:
800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Tax-Exempt Reserves

Annual Report, August 31, 2013

© 2013 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-TER-42/294603-1013

BofATM Funds

Annual Report

August 31, 2013

•  BofA Treasury Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	12
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	27
Federal Income Tax Information	28
Fund Governance	29
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Treasury Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

3/1/13 – 8/31/13 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.10	1,024.75	0.45	0.46	0.09
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,024.75	0.45	0.46	0.09
Daily Class Shares	1,000.00	1,000.00	1,000.10	1,024.75	0.45	0.46	0.09
Institutional Capital Shares	1,000.00	1,000.00	1,000.10	1,024.65	0.55	0.56	0.11 (a)
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,024.75	0.45	0.46	0.09
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,024.75	0.45	0.46	0.09
Investor II Class Shares	1,000.00	1,000.00	1,000.10	1,024.75	0.45	0.46	0.09
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,024.75	0.45	0.46	0.09
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,024.75	0.45	0.46	0.09

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(a) The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

1

Investment Portfolio – BofA Treasury Reserves

August 31, 2013

Government & Agency Obligations – 56.4%

	Par ($)	Value ($)
U.S. Government Obligations – 56.4%
U.S. Treasury Bill
0.035% 09/12/13 (a)	526,250,000	526,244,372
0.040% 09/26/13 (a)	382,055,000	382,044,387
0.047% 09/19/13 (a)	67,974,000	67,972,420
0.048% 09/19/13 (a)	76,505,000	76,503,183
0.055% 09/05/13 (a)	194,280,000	194,278,813
0.058% 12/26/13 (a)	32,025,000	32,019,015
0.060% 09/05/13 (a)	186,100,000	186,098,759
0.060% 12/26/13 (a)	45,525,000	45,516,198
0.061% 12/26/13 (a)	36,420,000	36,412,900
0.103% 12/26/13 (a)	25,225,000	25,216,669
U.S. Treasury Note
0.125% 09/30/13	278,770,000	278,785,857
0.125% 12/31/13	40,000,000	40,002,403
0.250% 11/30/13	380,700,000	380,807,722
0.250% 01/31/14	68,015,000	68,053,203
0.250% 02/28/14	26,400,000	26,415,030
0.250% 03/31/14	22,175,000	22,194,021
0.500% 10/15/13	90,200,000	90,237,665
0.500% 11/15/13	380,170,000	380,445,916
0.750% 12/15/13	515,255,000	516,143,225
1.000% 01/15/14	234,040,000	234,826,354
1.250% 02/15/14	69,055,000	69,406,821
1.500% 12/31/13	135,775,000	136,400,943
1.750% 01/31/14	244,085,000	245,752,177
1.750% 03/31/14	75,515,000	76,238,127
1.875% 02/28/14	572,943,000	577,944,381
2.000% 11/30/13	511,010,000	513,342,587
2.750% 10/31/13	21,100,000	21,190,115
4.250% 11/15/13	155,900,000	157,213,253
U.S. Government Obligations Total		5,407,706,516
Total Government & Agency Obligations (cost of $5,407,706,516)		5,407,706,516

Repurchase Agreements – 41.8%

Repurchase agreement with ABN AMRO Bank US, dated 08/30/13, due 09/03/13 at 0.040%, collateralized by U.S. Treasury obligations with various maturities to 02/15/40, market value $153,000,691 (repurchase proceeds $150,000,667)	150,000,000	150,000,000
	Par ($)	Value ($)
Repurchase agreement with Bank of Nova Scotia, dated 06/13/13, due 09/12/13 at 0.070%, collateralized by U.S. Treasury obligations with various maturities to 08/15/42, market value $98,864,004 (repurchase proceeds $96,927,148)	96,910,000	96,910,000
Repurchase agreement with Bank of Nova Scotia, dated 07/08/13, due 10/07/13 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 02/15/43, market value $79,274,300 (repurchase proceeds $77,725,715)	77,710,000	77,710,000
Repurchase agreement with Barclays Capital, dated 08/30/13, due 09/03/13 at 0.040%, collateralized by a U.S. Treasury obligation maturing 06/30/17, market value $66,552,305 (repurchase proceeds $65,247,290)	65,247,000	65,247,000
Repurchase agreement with BNP Paribas, dated 08/30/13, due 09/03/13 at 0.050%, collateralized by U.S. Government Agency obligations with various maturities to 08/20/43, market value $306,001,700 (repurchase proceeds $300,001,667)	300,000,000	300,000,000
Repurchase agreement with Citibank N.A., dated 08/30/13, due 09/03/13 at 0.040%, collateralized by U.S. Treasury obligations with various maturities to 08/15/22, market value $137,700,666 (repurchase proceeds $135,000,600)	135,000,000	135,000,000

See Accompanying Notes to Financial Statements.

2

BofA Treasury Reserves

August 31, 2013

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with Credit Agricole SA, dated 08/30/13, due 09/03/13 at 0.020%, collateralized by a U.S. Treasury obligation maturing 07/15/14, market value $76,500,203 (repurchase proceeds $75,000,167)	75,000,000	75,000,000
Repurchase agreement with Credit Agricole SA, dated 08/30/13, due 09/03/13 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 02/15/42, market value $87,836,273 (repurchase proceeds $86,113,478)	86,113,000	86,113,000
Repurchase agreement with Credit Suisse First Boston, dated 07/09/13, due 09/09/13 at 0.060%, collateralized by a U.S. Treasury obligation maturing 04/30/15, market value $51,004,152 (repurchase proceeds $50,005,167)	50,000,000	50,000,000
Repurchase agreement with Credit Suisse First Boston, dated 07/22/13, due 09/20/13 at 0.060%, collateralized by a U.S. Treasury obligation maturing 06/30/20, market value $81,603,094 (repurchase proceeds $80,008,000)	80,000,000	80,000,000
Repurchase agreement with Credit Suisse First Boston, dated 08/30/13, due 09/03/13 at 0.040%, collateralized by a U.S. Treasury obligation maturing 06/30/20, market value $86,701,748 (repurchase proceeds $85,000,378)	85,000,000	85,000,000
	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank Securities, dated 08/05/13, due 11/05/13 at 0.060%, collateralized by U.S. Treasury obligations with various maturities to 07/15/19, market value $51,002,492 (repurchase proceeds $50,007,667)	50,000,000	50,000,000
Repurchase agreement with Deutsche Bank Securities, dated 08/28/13, due 09/04/13 at 0.030%, collateralized by U.S. Treasury obligations with various maturities to 07/15/19, market value $76,500,438 (repurchase proceeds $75,000,438)	75,000,000	75,000,000
Repurchase agreement with Deutsche Bank Securities, dated 08/29/13, due 09/05/13 at 0.030%, collateralized by U.S. Treasury obligations with various maturities to 02/15/40, market value $102,000,530 (repurchase proceeds $100,000,583)	100,000,000	100,000,000
Repurchase agreement with Deutsche Bank Securities, dated 08/30/13, due 09/03/13 at 0.050%, collateralized by U.S. Government Agency obligations and U.S. Treasury obligations with various maturities to 01/15/55, market value $498,782,848 (repurchase proceeds $489,002,717)	489,000,000	489,000,000

See Accompanying Notes to Financial Statements.

3

BofA Treasury Reserves

August 31, 2013

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/30/13, due 09/03/13 at 0.010%, collateralized by U.S. Treasury obligations with various maturities to 06/30/15, market value $357,009,670 (repurchase proceeds $350,000,389)	350,000,000	350,000,000
Repurchase agreement with Goldman Sachs & Co., dated 08/28/13, due 09/04/13 at 0.020%, collateralized by U.S. Treasury obligations with various maturities to 05/15/42, market value $102,000,370 (repurchase proceeds $100,000,389)	100,000,000	100,000,000
Repurchase agreement with Goldman Sachs & Co., dated 08/30/13, due 09/03/13, at 0.010%, collateralized by a U.S. Treasury obligation maturing 05/15/14, market value $41,901,738 (repurchase proceeds $41,080,046)	41,080,000	41,080,000
Repurchase agreement with HSBC Securities USA, Inc., dated 08/27/13, due 09/03/13 at 0.020%, collateralized by U.S. Treasury obligations with various maturities to 08/15/27, market value $102,000,369 (repurchase proceeds $100,000,389)	100,000,000	100,000,000
Repurchase agreement with RBC Capital Markets, dated 08/30/13, due 09/03/13 at 0.050%, collateralized by U.S. Government Agency obligations with various maturities to 07/20/43, market value $306,001,700 (repurchase proceeds $300,001,667)	300,000,000	300,000,000
	Par ($)	Value ($)
Repurchase agreement with RBS Capital Markets, dated 08/30/13, due 09/03/13, at 0.040%, collateralized by U.S. Treasury obligations with various maturities to 11/30/16, market value $204,006,730 (repurchase proceeds $200,000,889)	200,000,000	200,000,000
Repurchase agreement with Societe Generale, dated 08/30/13, due 09/03/13 at 0.060%, collateralized by U.S. Government Agency obligations with various maturities to 08/20/43, market value $326,402,176 (repurchase proceeds $320,002,133.33)	320,000,000	320,000,000
Repurchase agreement with TD USA Securities, Inc., dated 08/28/13, due 09/04/13 at 0.020%, collateralized by U.S. Treasury obligations with various maturities to 11/15/40, market value $197,613,985 (repurchase proceeds $193,735,753)	193,735,000	193,735,000
Repurchase agreement with TD USA Securities, Inc., dated 08/30/13, due 09/06/13 at 0.040%, collateralized by a U.S. Treasury obligation maturing 03/31/18, market value $197,141,468 (repurchase proceeds $193,276,503)	193,275,000	193,275,000
Repurchase agreement with UBS Securities, Inc., dated 08/30/13, due 09/03/13 at 0.030%, collateralized by U.S. Treasury obligations with various maturities to 02/15/23, market value $107,100,386 (repurchase proceeds $105,000,350)	105,000,000	105,000,000

See Accompanying Notes to Financial Statements.

4

BofA Treasury Reserves

August 31, 2013

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with Wells Fargo, dated 08/30/13, due 09/03/13 at 0.040%, collateralized by U.S. Treasury obligations with various maturities to 08/15/15, market value $187,476,896 (repurchase proceeds $183,800,817)	183,800,000	183,800,000
Total Repurchase Agreements (cost of $4,001,870,000)		4,001,870,000
Total Investments — 98.2% (cost of $9,409,576,516) (b)		9,409,576,516
Other Assets & Liabilities, Net — 1.8%		176,157,650
Net Assets — 100.0%		9,585,734,166

Notes to Investment Portfolio:

(a)  The rate shown represents the annualized yield at the date of purchase.

(b)  Cost for federal income tax purposes is $9,409,576,516.

The following table summarizes the inputs used, as of August 31, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government and Agency Obligations	$—	$5,407,706,516	$—	$5,407,706,516
Total Repurchase Agreements	—	4,001,870,000	—	4,001,870,000
Total Investments	$—	$9,409,576,516	$—	$9,409,576,516

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For year ended August 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	56.4
Repurchase Agreements	41.8
98.2
Other Assets & Liabilities, Net	1.8
100.0
See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA Treasury Reserves
August 31, 2013

		($)
Assets	Investments, at amortized cost approximating value	5,407,706,516
	Repurchase agreements, at amortized cost approximating value	4,001,870,000
	Total investments, at value	9,409,576,516
	Cash	128,868,919
	Receivable for:
	Investments sold	164,510,000
	Fund shares sold	100
	Interest	13,952,889
	Expense reimbursement due from investment advisor	16,701
	Trustees' deferred compensation plan	41,260
	Prepaid expenses	91,962
	Total Assets	9,717,058,347
Liabilities	Payable for:
	Investments purchased	130,538,710
	Fund shares repurchased	100,000
	Distributions	40,249
	Investment advisory fee	45,942
	Administration fee	329,187
	Pricing and bookkeeping fees	16,713
	Transfer agent fee	11,339
	Trustees' fees	36,869
	Custody fee	62,461
	Chief compliance officer expenses	4,913
	Trustees' deferred compensation plan	41,260
	Other liabilities	96,538
	Total Liabilities	131,324,181
	Net Assets	9,585,734,166
Net Assets Consist of	Paid-in capital	9,585,772,944
	Overdistributed net investment income	(46,418)
	Accumulated net realized gain	7,640
	Net Assets	9,585,734,166

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA Treasury Reserves
August 31, 2013

Adviser Class Shares	Net assets	$2,044,960,993
	Shares outstanding	2,044,950,900
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$6,437,715,418
	Shares outstanding	6,437,679,064
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$130,243,734
	Shares outstanding	130,243,299
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$4,147,735
	Shares outstanding	4,147,713
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$341,060,094
	Shares outstanding	341,058,266
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$5,580,899
	Shares outstanding	5,580,873
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$97,232,512
	Shares outstanding	97,232,044
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$62,188,972
	Shares outstanding	62,188,643
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$462,603,809
	Shares outstanding	462,601,506
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA Treasury Reserves
For the Year Ended August 31, 2013

		($)
Investment Income	Interest	12,114,019
Expenses	Investment advisory fee	13,832,089
	Administration fee	9,081,393
	Distribution fee:
	Daily Class Shares	291,000
	Investor Class Shares	6,366
	Investor II Class Shares	96,457
	Service fee:
	Adviser Class Shares	5,247,265
	Daily Class Shares	207,857
	Investor Class Shares	15,915
	Investor II Class Shares	241,143
	Liquidity Class Shares	163,763
	Shareholder administration fee:
	Institutional Class Shares	135,824
	Investor II Class Shares	96,458
	Trust Class Shares	468,380
	Transfer agent fee	131,097
	Pricing and bookkeeping fees	154,039
	Trustees' fees	133,076
	Custody fee	208,736
	Chief compliance officer expenses	23,029
	Other expenses	700,552
	Total Expenses	31,234,439
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(13,080,556)
	Fees waived by distributor:
	Adviser Class Shares	(5,243,906)
	Daily Class Shares	(498,885)
	Institutional Capital Shares	(23)
	Institutional Class Shares	(135,647)
	Investor Class Shares	(22,269)
	Investor II Class Shares	(434,090)
	Liquidity Class Shares	(163,677)
	Trust Class Shares	(467,550)
	Expense reductions	(4,151)
	Net Expenses	11,183,685
	Net Investment Income	930,334
	Net realized gain on investments	7,640
	Net Increase Resulting from Operations	937,974

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA Treasury Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2013 ($)	2012 ($)
Operations	Net investment income	930,334	371,784
	Net realized gain on investments	7,640	—
	Net increase resulting from operations	937,974	371,784
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(209,889)	(103,465)
	Capital Class Shares	(613,794)	(220,534)
	Daily Class Shares	(8,314)	(4,342)
	Institutional Capital Shares (1)	(706)	(1,155)
	Institutional Class Shares	(33,961)	(11,873)
	Investor Class	(637)	(267)
	Investor II Class Shares (1)	(9,646)	(4,352)
	Liquidity Class Shares	(6,550)	(3,451)
	Trust Class Shares	(46,836)	(22,342)
	From net realized gains:
	Adviser Class Shares	—	(50,998)
	Capital Class Shares	—	(91,221)
	Daily Class Shares	—	(2,492)
	Institutional Capital Shares (1)	—	(2)
	Institutional Class Shares	—	(6,651)
	Investor Class Shares	—	(144)
	Investor II Class Shares (1)	—	(1,736)
	Liquidity Class Shares	—	(2,271)
	Trust Class Shares	—	(14,521)
	Total distributions to shareholders	(930,333)	(541,817)
	Net Capital Stock Transactions	1,233,753,088	(246,793,481)
	Total increase (decrease) in net assets	1,233,760,729	(246,963,514)
Net Assets	Beginning of period	8,351,973,437	8,598,936,951
	End of period	9,585,734,166	8,351,973,437
	Overdistributed net investment income at end of period	(46,418)	(46,419)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA Treasury Reserves

	Capital Stock Activity
	Year Ended August 31,
	2013		2012
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	9,436,380,768	9,436,380,768	8,162,867,262	8,162,867,262
Distributions reinvested	11,084	11,084	8,557	8,557
Redemptions	(9,303,995,620)	(9,303,995,620)	(9,184,045,588)	(9,184,045,588)
Net increase (decrease)	132,396,232	132,396,232	(1,021,169,769)	(1,021,169,769)
Capital Class Shares
Subscriptions	35,229,829,786	35,229,829,786	23,479,331,702	23,479,331,702
Distributions reinvested	380,672	380,672	229,246	229,246
Redemptions	(34,254,998,107)	(34,254,998,107)	(22,472,802,685)	(22,472,802,685)
Net increase	975,212,351	975,212,351	1,006,758,263	1,006,758,263
Daily Class Shares
Subscriptions	122,098,625	122,098,625	7,358,725	7,358,725
Distributions reinvested	361	361	276	276
Redemptions	(76,459,885)	(76,459,885)	(66,133,236)	(66,133,236)
Net increase (decrease)	45,639,101	45,639,101	(58,774,235)	(58,774,235)
Institutional Capital Shares (1)
Subscriptions	30,838,459	30,838,459	36,669,376	36,669,376
Distributions reinvested	9	9	5	5
Redemptions	(27,102,492)	(27,102,492)	(36,257,644)	(36,257,644)
Net increase	3,735,976	3,735,976	411,737	411,737
Institutional Class Shares
Subscriptions	1,377,850,455	1,377,850,455	832,775,633	832,775,633
Distributions reinvested	28,902	28,902	11,498	11,498
Redemptions	(1,303,607,373)	(1,303,607,373)	(899,696,727)	(899,696,727)
Net increase (decrease)	74,271,984	74,271,984	(66,909,596)	(66,909,596)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets (continued) – BofA Treasury Reserves

	Capital Stock Activity
	Year Ended August 31,
	2013		2012
	Shares	Dollars ($)	Shares	Dollars ($)
Investor Class Shares
Subscriptions	8,590,172	8,590,172	3,917,498	3,917,498
Distributions reinvested	175	175	195	195
Redemptions	(8,589,462)	(8,589,462)	(6,080,625)	(6,080,625)
Net increase (decrease)	885	885	(2,162,932)	(2,162,932)
Investor II Class Shares (1)
Subscriptions	202,596,486	202,596,486	245,188,368	245,188,368
Distributions reinvested	106	106	87	87
Redemptions	(208,398,403)	(208,398,403)	(249,804,591)	(249,804,591)
Net decrease	(5,801,811)	(5,801,811)	(4,616,136)	(4,616,136)
Liquidity Class Shares
Subscriptions	25,951,948	25,951,948	430,159,579	430,159,579
Distributions reinvested	6,537	6,537	4,899	4,899
Redemptions	(35,688,525)	(35,688,525)	(496,777,949)	(496,777,950)
Net decrease	(9,730,040)	(9,730,040)	(66,613,471)	(66,613,472)
Trust Class Shares
Subscriptions	722,192,551	722,192,551	1,076,385,019	1,076,385,019
Distributions reinvested	14	14	46	46
Redemptions	(704,164,155)	(704,164,155)	(1,110,102,406)	(1,110,102,406)
Net increase (decrease)	18,028,410	18,028,410	(33,717,341)	(33,717,341)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2013		2012		2011 (a)		2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	0.0011
Net realized gain on investments	—	(d)	—		—		—	—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	0.0011
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(0.0011)
From net realized gains	—		—	(d)	—		—	—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(0.0011)
Increase from Contribution from Advisor	—		—		—	(d)	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (e)(f)	0.01%		0.01%		0.00	%(g)	0.00%	0.11%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.12%		0.11%		0.16%		0.17%	0.31%
Waiver/Reimbursement	0.39%		0.40%		0.35%		0.34%	0.19%
Net investment income (h)	0.01%		—	%(i)	—	%(i)	—	0.13%
Net assets, end of period (000s)	$2,044,961		$1,912,565		$2,933,795		$3,747,604	$5,266,200

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(e)	0.0022
Net realized gain on investments	—	(d)	—		—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(e)	0.0022
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.0022)
From net realized gains	—		—	(d)	—		—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(e)	(0.0022)
Increase from Contribution from Advisor	—		—		—	(d)	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.01%		0.01	%(h)	0.00	%(i)	0.22%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.12%		0.11%		0.14%		0.16%		0.19%
Waiver/Reimbursement	0.14%		0.15%		0.12%		0.10%		0.06%
Net investment income (j)	0.01%		—	%(i)	0.01%		—	%(i)	0.24%
Net assets, end of period (000s)	$6,437,715		$5,462,494		$4,455,824		$3,785,055		$5,696,275

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2013		2012		2011 (a)		2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	0.0007
Net realized gain on investments	—	(d)	—		—		—	—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	0.0007
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—		—	(0.0007)
From net realized gains	—		—	(d)	—		—	—
Total distributions to shareholders	—	(d)	—	(d)	—		—	(0.0007)
Increase from Contribution from Advisor	—		—		—	(d)	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (e)(f)	0.01%		0.01%		0.00	%(g)	0.00%	0.07%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.12%		0.11%		0.17%		0.17%	0.34%
Waiver/Reimbursement	0.74%		0.75%		0.69%		0.69%	0.51%
Net investment income (h)	0.01%		—	%(i)	—	%(i)	—	0.06%
Net assets, end of period (000s)	$130,244		$84,605		$143,382		$697,764	$1,153,305

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

Institutional Capital Shares	Year Ended August 31, 2013		Period Ended August 31, 2012(a)
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)
Net realized gain on investments	—	(b)	—
Total from investment operations	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)
From net realized gains	—		—	(b)
Total distributions to shareholders	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00
Total return (c)(d)	0.01%		0.00	%(e)(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.13	%(h)	0.14	%(i)
Waiver/Reimbursement	0.14%		0.13	%(i)
Net investment income (g)	0.01%		0.01	%(i)
Net assets, end of period (000s)	$4,148		$412

(a)  Institutional Capital shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Rounds to less than 0.01%.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(e)	0.0019
Net realized gain on investments
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(e)	0.0019
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.0019)
From net realized gains	—		—	(d)	—		—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(e)	(0.0019)
Increase from Contribution from Advisor	—		—		—	(d)	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.01%		0.00	%(i)	0.00	%(h)	0.19%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.12%		0.11%		0.16%		0.17%		0.22%
Waiver/Reimbursement	0.18%		0.19%		0.14%		0.13%		0.07%
Net investment income (j)	0.01%		—	%(h)	—	%(h)	—	%(h)	0.21%
Net assets, end of period (000s)	$341,060		$266,788		$333,703		$810,783		$1,829,959

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2013		2012		2011 (a)		2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	0.0010
Net realized gain on investments	—	(d)	—		—		—	—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	0.0010
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—		—	(0.0010)
From net realized gains	—		—	(d)	—		—	—
Total distributions to shareholders	—	(d)	—	(d)	—		—	(0.0010)
Increase from Contribution from Advisor	—		—		—	(d)	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (e)(f)	0.01%		0.01%		0.00	%(g)	0.00%	0.10%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.12%		0.11%		0.17%		0.17%	0.32%
Waiver/Reimbursement	0.49%		0.50%		0.44%		0.44%	0.28%
Net investment income (h)	0.01%		—	%(i)	—	%(i)	—	0.11%
Net assets, end of period (000s)	$5,581		$5,580		$7,743		$18,884	$79,399

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor II Class Shares	2013		2012 (a)		2011 (b)		2010 (c)(d)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	(e)	—	0.0009
Net realized gain on investments	—	(e)	—		—		—	—
Total from investment operations	—	(e)	—	(e)	—	(e)	—	0.0009
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—		—	(0.0009)
From net realized gains	—		—	(e)	—		—	—
Total distributions to shareholders	—	(e)	—	(e)	—		—	(0.0009)
Increase from Contribution from Advisor	—		—		—	(e)	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.01%		0.01%		0.00	%(h)	0.00%	0.09%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.12%		0.11%		0.16%		0.17%	0.34%
Waiver/Reimbursement	0.59%		0.60%		0.55%		0.54%	0.36%
Net investment income (i)	0.01%		—	%(j)	—	%(j)	—	0.12%
Net assets, end of period (000s)	$97,233		$103,034		$107,653		$170,781	$200,805

(a)  After the close of business on September 30, 2011, Class A Shares were renamed Investor II Class Shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(d)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2013		2012		2011 (a)		2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	0.0012
Net realized gain on investments	—	(d)	—		—		—	—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	0.0012
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—		—	(0.0012)
From net realized gains	—		—	(d)	—		—	—
Total distributions to shareholders	—	(d)	—	(d)	—		—	(0.0012)
Increase from Contribution from Advisor	—		—		—	(d)	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (e)(f)	0.01%		0.01%		0.00	%(g)	0.00%	0.12%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.13	%(i)	0.11%		0.16%		0.17%	0.29%
Waiver/Reimbursement	0.39%		0.41%		0.35%		0.34%	0.21%
Net investment income (h)	0.01%		—	%(j)	—	%(j)	—	0.17%
Net assets, end of period (000s)	$62,189		$71,919		$138,535		$176,051	$413,066

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2013		2012		2011 (a)		2010 (b)(c)	2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	0.0015
Net realized gain on investments	—	(d)	—		—		—	—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	0.0015
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—		—	(0.0015)
From net realized gains	—		—	(d)	—		—	—
Total distributions to shareholders	—	(d)	—	(d)	—		—	(0.0015)
Increase from Contribution from Advisor	—		—		—	(d)	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (e)(f)	0.01%		0.01%		0.00	%(g)	0.00%	0.15%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.12%		0.11%		0.15%		0.17%	0.27%
Waiver/Reimbursement	0.24%		0.25%		0.21%		0.19%	0.08%
Net investment income (h)	0.01%		—	%(i)	—	%(i)	—	0.13%
Net assets, end of period (000s)	$462,604		$444,576		$478,302		$469,327	$857,336

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Notes to Financial Statements – BofA Treasury Reserves
August 31, 2013

Note 1. Organization

BofA Treasury Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares. On October 3, 2011, Institutional Capital shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

21

BofA Treasury Reserves, August 31, 2013

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2013 and August 31, 2012 were as follows:

	August 31,
Distributions paid from	2013	2012
Ordinary Income*	$930,333	$541,817

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

22

BofA Treasury Reserves, August 31, 2013

As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$14,466	$—

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act (December 22, 2010) be fully used before capital loss carry forwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2013. There is no guarantee that this expense limitation will continue after such date.

For the year ended August 31, 2013, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The

23

BofA Treasury Reserves, August 31, 2013

Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum initial investment requirements applicable to the account holder to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2013, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to selling agents for sales support services.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate servicing agents for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2013 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

24

BofA Treasury Reserves, August 31, 2013

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2013, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.01% for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time. Prior to March 20, 2012, the Distributor and the Advisor had voluntarily agreed to reimburse expenses, as applicable, in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

The Advisor is entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

At August 31, 2013, the amounts potentially recoverable by the Advisor pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2016	2015	2014	recovery	ended 08/31/13
$5,806,647	$5,240,089	$5,773,438	$16,820,174	$—

Fees Paid to Officers and Trustees

All officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief

Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The

25

BofA Treasury Reserves, August 31, 2013

Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Custody Credits

Prior to January 1, 2013, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2013, these custody credits reduced total expenses by $4,151 for the Fund.

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2013, the Fund did not borrow under this arrangement.

Note 7. Capital Contribution

On November 29, 2010, an affiliate of the Advisor made a capital contribution to the Fund of $3,865,298.

Note 8. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

The Fund's risks include, but are not limited to, the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

26

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Treasury Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Treasury Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2013

27

Federal Income Tax Information (Unaudited) – BofA Treasury Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns

28

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (10 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2013; Independent consultant to financial firms since 1995. Oversees 11 Funds.

George J. Gorman (Born 1952)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	George J. Gorman LLC (consulting firm), since December 2010; Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (9 funds).
William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; President and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010. Oversees 11 Funds. Columbia Funds (130 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (130 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005). Oversees 11 Funds.

29

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2010; Consultant—MBIA, since March 2008. Oversees 11 Funds. Korn/Ferry International (recruiting); Board Member—PartnerRE (reinsurance), since June 2013.

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.

30

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

Michelle H. Rhee (Born 1966)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2013)	Associate General Counsel, Bank of America since March 2004.
Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2013)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

31

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Treasury Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-888-331-0904 Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Treasury Reserves

Annual Report, August 31, 2013

© 2013 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-TSYR-42/294603-1013

Item 2. Code of Ethics.

(a)         The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)          During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that George J. Gorman qualifies as an audit committee financial expert serving on the Audit Committee.  Mr. Gorman is an independent trustees, as defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the series of the registrant whose report to stockholders is included in this annual filing.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional service rendered during the fiscal years ended August 31, 2013 and August 31, 2012 are approximately as follows:

2013	2012
$499,000	$499,000

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended August 31, 2013 and August 31, 2012 are approximately as follows:

2013	2012
$52,305	$52,305

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.  In both fiscal years 2013 and 2012, Audit-Related Fees consist of agreed-upon procedures performed for semi-annual shareholder reports.

During the fiscal years ended August 31, 2013 and August 31, 2012, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended August 31, 2013 and August 31, 2012 are approximately as follows:

2013	2012
$33,950	$33,950

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended August 31, 2013 and August 31, 2012, there were no Tax Fees  billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended August 31, 2013 and August 31, 2012 are approximately as follows:

2013	2012
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal years ended August 31, 2013 and August 31, 2012 are approximately as follows:

2013	2012
$273,662	$263,630

For the fiscal year ended August 31, 2013, Aggregate All Other Fees consist of fees billed for an internal control examination of the registrant’s investment advisor, professional services rendered in connection with an SIPC review of the distributor, in addition to agreed upon procedures in connection with IRC Section 851(b)3 and IRC Section 852(b)5, as applicable.  For the fiscal year ended August 31, 2012, Aggregate All Other Fees consist of fees billed for internal control examinations of the registrant’s investment advisor, in addition to agreed upon procedures in connection with IRC Section 851(b)3 and IRC Section 852(b)5, as applicable.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent accountants to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with such investment adviser that provides ongoing services to the registrant (“Adviser Affiliates”), if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Accountants for Audit and Non-Audit Services (“Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (collectively “Fund Services”); (ii) non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates, if the engagement relates directly to the operations or financial reporting of a Fund (collectively “Fund-related Adviser Services”); and (iii)

certain other audit and non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates. Unless a type of service receives general pre-approval under the Policy, it requires specific pre-approval by the Audit Committee if it is to be provided by the independent accountants.  Pre-approval of non-audit services to the registrant, the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates may be waived provided that the “de minimis” requirements set forth under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are Independent Trustees/Directors.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent accountants may not be delegated to management.

The Policy requires the Fund Treasurer and/or an appropriate Fund officer to submit to the Audit Committee, on an annual basis, a schedule of the types of services that are subject to general pre-approval. The schedule(s) provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fee caps for each instance of providing each service. The Audit Committees will review and approve the types of services and review the projected fees for the next fiscal year and may add to, or subtract from, the list of general pre-approved services from time to time based on subsequent determinations.  That approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent accountants will be permitted to perform.

The Fund Treasurer and/or an appropriate Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including a general description of the services, actual billed and projected fees, and the means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

*****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the “de minimis” exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended August 31, 2013 and August 31, 2012 was zero.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended August 31, 2013 and August 31, 2012 are approximately as follows:

2013	2012
$359,917	$349,885

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	October 22, 2013

By (Signature and Title)	/s/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	October 22, 2013